UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08629
Hartford Series Fund, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report
December 31, 2025
Hartford Balanced HLS Fund
Class IA/HADAX
This annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$67	0.63%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities registered a sizable return for 2025 with markets bolstered by robust corporate earnings, resilient consumer spending, and solid economic growth, although anxiety about lofty valuations in the technology sector and concerns surrounding massive Artificial Intelligence (AI) spending drove capital toward value/cyclical areas of the market. The cooling labor market and worries about upside inflation risks also kept the markets on edge. In the third quarter, the U.S. economy grew at the fastest pace in two years; Gross Domestic Product (GDP) surged 4.3% annually, primarily fueled by robust consumer spending but also aided by a rebound in exports, business investment on equipment and AI, and increased government spending on defense. Most fixed income sectors generated positive total returns during the trailing twelve-month period ending December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the U.S. experiencing its longest government shutdown on record. Fund performance described below is relative to the Fund's blended index, 60% S&P 500 Index/35% Bloomberg US Government/Credit Bond Index/5% ICE BofA US 3-Month Treasury Bill Index (the “Blended Benchmark”), for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Equity security selection within the Communication Services, Industrials, and Utilities sectors contributed positively to relative performance.
  Sector allocation in the equity portion of the Fund, a result of our bottom-up stock selection process, contributed to relative results. The Fund’s underweight allocations to the Consumer Discretionary, Information Technology, and Consumer Staples sectors contributed most to relative performance.
  Top individual equity contributors over the period were an out-of-benchmark position in BAE Systems (Industrials), not holding benchmark constituent Apple (Information Technology) and an overweight position in Alphabet (Communication Services).
  In the fixed-income portion of the Fund, security selection within Investment-Grade Corporate Credit was the primary positive contributor to performance, particularly within the Industrials and Financial Institutions sectors. An overweight to Financial Institutions also contributed to relative returns.
  In the fixed income portion of the Fund, out-of-benchmark exposure to Agency Mortgage-backed Securities (MBS), Commercial Mortgage-backed Securities (CMBS) and Non-agency Residential Mortgage-backed Securities (RMBS) had positive impacts on relative returns.
Top Detractors to Performance
  Within the equity portion of the Fund, security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Financials sectors.
  The Fund’s underweight allocation to the Communication Services sector and overweight allocations to Energy and HealthCare sectors detracted most from relative performance.
  The largest individual equity detractors over the period were overweight positions in Salesforce (Information Technology), UnitedHealth Group (HealthCare), and Centene (HealthCare).
  Within the fixed income portion of the Fund, positioning within Investment-Grade Corporate Credit was the primary driver of relative underperformance over the period. An underweight to the Industrials sector and an underweight to and security selection within the Utilities sector detracted from relative performance.
  In the fixed income portion of the Fund, an underweight to non-corporates, particularly within sovereigns, detracted from relative returns.
  In the fixed-income portion of the Fund, security selection within Asset-backed Securities (ABS) detracted from relative returns.
  Duration and yield curve positioning had a negative impact on relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. Performance information for the Fund in the graph and table reflects fee waivers, if any.  Absent any applicable waivers, performance would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IA
$10,000 starting value
$23,602 ending value
Blended Benchmark
$10,000 starting value
$25,598 ending value
S&P 500 Index
$10,000 starting value
$39,827 ending value
Bloomberg US Government/Credit Bond Index
$10,000 starting value
$12,380 ending value
ICE BofA US 3-Month Treasury Bill Index
$10,000 starting value
$12,405 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	12.14%	8.20%	8.97%
Blended Benchmark	13.38%	8.59%	9.86%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Government/Credit Bond Index	6.88%	(0.59)%	2.16%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,616,506,513
Total number of portfolio holdings (excluding derivatives, if any)	488
Total investment management fees paid	$9,748,373
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	66%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.9%
U.S. Government Securities	19.8%
Corporate Bonds	11.1%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies^	1.0%
Municipal Bonds	0.6%
Foreign Government Obligations	0.2%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHADAX_1225

Annual Shareholder Report
December 31, 2025
Hartford Balanced HLS Fund
Class IB/HAIBX
This annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$93	0.88%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities registered a sizable return for 2025 with markets bolstered by robust corporate earnings, resilient consumer spending, and solid economic growth, although anxiety about lofty valuations in the technology sector and concerns surrounding massive Artificial Intelligence (AI) spending drove capital toward value/cyclical areas of the market. The cooling labor market and worries about upside inflation risks also kept the markets on edge. In the third quarter, the U.S. economy grew at the fastest pace in two years; Gross Domestic Product (GDP) surged 4.3% annually, primarily fueled by robust consumer spending but also aided by a rebound in exports, business investment on equipment and AI, and increased government spending on defense. Most fixed income sectors generated positive total returns during the trailing twelve-month period ending December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the U.S. experiencing its longest government shutdown on record. Fund performance described below is relative to the Fund's blended index, 60% S&P 500 Index/35% Bloomberg US Government/Credit Bond Index/5% ICE BofA US 3-Month Treasury Bill Index (the “Blended Benchmark”), for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Equity security selection within the Communication Services, Industrials, and Utilities sectors contributed positively to relative performance.
  Sector allocation in the equity portion of the Fund, a result of our bottom-up stock selection process, contributed to relative results. The Fund’s underweight allocations to the Consumer Discretionary, Information Technology, and Consumer Staples sectors contributed most to relative performance.
  Top individual equity contributors over the period were an out-of-benchmark position in BAE Systems (Industrials), not holding benchmark constituent Apple (Information Technology) and an overweight position in Alphabet (Communication Services).
  In the fixed-income portion of the Fund, security selection within Investment-Grade Corporate Credit was the primary positive contributor to performance, particularly within the Industrials and Financial Institutions sectors. An overweight to Financial Institutions also contributed to relative returns.
  In the fixed income portion of the Fund, out-of-benchmark exposure to Agency Mortgage-backed Securities (MBS), Commercial Mortgage-backed Securities (CMBS) and Non-agency Residential Mortgage-backed Securities (RMBS) had positive impacts on relative returns.
Top Detractors to Performance
  Within the equity portion of the Fund, security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Financials sectors.
  The Fund’s underweight allocation to the Communication Services sector and overweight allocations to Energy and HealthCare sectors detracted most from relative performance.
  The largest individual equity detractors over the period were overweight positions in Salesforce (Information Technology), UnitedHealth Group (HealthCare), and Centene (HealthCare).
  Within the fixed income portion of the Fund, positioning within Investment-Grade Corporate Credit was the primary driver of relative underperformance over the period. An underweight to the Industrials sector and an underweight to and security selection within the Utilities sector detracted from relative performance.
  In the fixed income portion of the Fund, an underweight to non-corporates, particularly within sovereigns, detracted from relative returns.
  In the fixed-income portion of the Fund, security selection within Asset-backed Securities (ABS) detracted from relative returns.
  Duration and yield curve positioning had a negative impact on relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. Performance information for the Fund in the graph and table reflects fee waivers, if any.  Absent any applicable waivers, performance would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IB
$10,000 starting value
$23,022 ending value
Blended Benchmark
$10,000 starting value
$25,598 ending value
S&P 500 Index
$10,000 starting value
$39,827 ending value
Bloomberg US Government/Credit Bond Index
$10,000 starting value
$12,380 ending value
ICE BofA US 3-Month Treasury Bill Index
$10,000 starting value
$12,405 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	11.86%	7.93%	8.70%
Blended Benchmark	13.38%	8.59%	9.86%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Government/Credit Bond Index	6.88%	(0.59)%	2.16%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%
The Blended Benchmark is calculated by Hartford Funds Management Company, LLC.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,616,506,513
Total number of portfolio holdings (excluding derivatives, if any)	488
Total investment management fees paid	$9,748,373
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	66%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.9%
U.S. Government Securities	19.8%
Corporate Bonds	11.1%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies^	1.0%
Municipal Bonds	0.6%
Foreign Government Obligations	0.2%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAIBX_1225

Annual Shareholder Report
December 31, 2025
Hartford Capital Appreciation HLS Fund
Class IA/HIACX
This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$72	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2025. Following initial uncertainty around new administration policies, trade tensions, and fears of stagflation, the market rebounded strongly as trade risks eased, and corporate earnings exceeded expectations. Technology and growth stocks led much of the recovery, especially as mega-cap tech regained leadership. Robust consumer spending, solid Gross Domestic Product (GDP) growth, and resilient corporate earnings supported the market, though concerns about inflation, labor market cooling, and high valuations persisted. The U.S. Federal Reserve (Fed) maintained a cautious stance, adjusting interest rates as needed amid ongoing uncertainty. By year-end, U.S. equities posted a sizable gain, with the S&P 500 Index showing strong year-over-year earnings growth, reflecting the market’s resilience despite persistent macroeconomic challenges. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance over the period. The Fund’s overweight allocation to the Communication Services sector and underweight allocations to the Consumer Staples and HealthCare sectors benefitted relative results.
  Security selection within the Communication Services and Utilities sectors contributed to relative performance.
  The Fund’s smaller cap footprint relative to the benchmark contributed to relative results.
  Top individual contributors over the period were overweight positions in Alphabet (Communication Services), Broadcom (Information Technology), and an out-of-benchmark allocation to Barrick Mining (Materials).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period, driven by weak selection within the Consumer Discretionary, Information Technology, and HealthCare sectors.
  Overweight allocations to the Consumer Discretionary, Real Estate, and Materials sectors detracted from relative performance.
  From a style factor perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Accenture (Information Technology) and UnitedHealth Group (HealthCare), as well as an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IA
$10,000 starting value
$30,855 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value
S&P 500 Index
$10,000 starting value
$39,827 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	13.72%	9.96%	11.93%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,732,598,436
Total number of portfolio holdings (excluding derivatives, if any)	144
Total investment management fees paid	$23,494,078
Portfolio turnover rate	58%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.7%
Financials	12.8%
Communication Services	12.5%
Consumer Discretionary	12.2%
Health Care	10.2%
Industrials	7.2%
Consumer Staples	3.7%
Materials	3.2%
Energy	2.8%
Real Estate	1.7%
Utilities	1.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets. Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIACX_1225

Annual Shareholder Report
December 31, 2025
Hartford Capital Appreciation HLS Fund
Class IB/HIBCX
This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$98	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2025. Following initial uncertainty around new administration policies, trade tensions, and fears of stagflation, the market rebounded strongly as trade risks eased, and corporate earnings exceeded expectations. Technology and growth stocks led much of the recovery, especially as mega-cap tech regained leadership. Robust consumer spending, solid Gross Domestic Product (GDP) growth, and resilient corporate earnings supported the market, though concerns about inflation, labor market cooling, and high valuations persisted. The U.S. Federal Reserve (Fed) maintained a cautious stance, adjusting interest rates as needed amid ongoing uncertainty. By year-end, U.S. equities posted a sizable gain, with the S&P 500 Index showing strong year-over-year earnings growth, reflecting the market’s resilience despite persistent macroeconomic challenges. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance over the period. The Fund’s overweight allocation to the Communication Services sector and underweight allocations to the Consumer Staples and HealthCare sectors benefitted relative results.
  Security selection within the Communication Services and Utilities sectors contributed to relative performance.
  The Fund’s smaller cap footprint relative to the benchmark contributed to relative results.
  Top individual contributors over the period were overweight positions in Alphabet (Communication Services), Broadcom (Information Technology), and an out-of-benchmark allocation to Barrick Mining (Materials).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period, driven by weak selection within the Consumer Discretionary, Information Technology, and HealthCare sectors.
  Overweight allocations to the Consumer Discretionary, Real Estate, and Materials sectors detracted from relative performance.
  From a style factor perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Accenture (Information Technology) and UnitedHealth Group (HealthCare), as well as an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IB
$10,000 starting value
$30,084 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value
S&P 500 Index
$10,000 starting value
$39,827 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	13.42%	9.68%	11.64%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,732,598,436
Total number of portfolio holdings (excluding derivatives, if any)	144
Total investment management fees paid	$23,494,078
Portfolio turnover rate	58%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.7%
Financials	12.8%
Communication Services	12.5%
Consumer Discretionary	12.2%
Health Care	10.2%
Industrials	7.2%
Consumer Staples	3.7%
Materials	3.2%
Energy	2.8%
Real Estate	1.7%
Utilities	1.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets. Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIBCX_1225

Annual Shareholder Report
December 31, 2025
Hartford Capital Appreciation HLS Fund
Class IC/HCPCX
This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IC	$125	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2025. Following initial uncertainty around new administration policies, trade tensions, and fears of stagflation, the market rebounded strongly as trade risks eased, and corporate earnings exceeded expectations. Technology and growth stocks led much of the recovery, especially as mega-cap tech regained leadership. Robust consumer spending, solid Gross Domestic Product (GDP) growth, and resilient corporate earnings supported the market, though concerns about inflation, labor market cooling, and high valuations persisted. The U.S. Federal Reserve (Fed) maintained a cautious stance, adjusting interest rates as needed amid ongoing uncertainty. By year-end, U.S. equities posted a sizable gain, with the S&P 500 Index showing strong year-over-year earnings growth, reflecting the market’s resilience despite persistent macroeconomic challenges. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance over the period. The Fund’s overweight allocation to the Communication Services sector and underweight allocations to the Consumer Staples and HealthCare sectors benefitted relative results.
  Security selection within the Communication Services and Utilities sectors contributed to relative performance.
  The Fund’s smaller cap footprint relative to the benchmark contributed to relative results.
  Top individual contributors over the period were overweight positions in Alphabet (Communication Services), Broadcom (Information Technology), and an out-of-benchmark allocation to Barrick Mining (Materials).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period, driven by weak selection within the Consumer Discretionary, Information Technology, and HealthCare sectors.
  Overweight allocations to the Consumer Discretionary, Real Estate, and Materials sectors detracted from relative performance.
  From a style factor perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Accenture (Information Technology) and UnitedHealth Group (HealthCare), as well as an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IC shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IC
$10,000 starting value
$29,346 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value
S&P 500 Index
$10,000 starting value
$39,827 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IC	13.16%	9.41%	11.37%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,732,598,436
Total number of portfolio holdings (excluding derivatives, if any)	144
Total investment management fees paid	$23,494,078
Portfolio turnover rate	58%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.7%
Financials	12.8%
Communication Services	12.5%
Consumer Discretionary	12.2%
Health Care	10.2%
Industrials	7.2%
Consumer Staples	3.7%
Materials	3.2%
Energy	2.8%
Real Estate	1.7%
Utilities	1.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets. Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHCPCX_1225

Annual Shareholder Report
December 31, 2025
Hartford Disciplined Equity HLS Fund
Class IA/HIAGX
This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$63	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Real Estate sectors contributed to relative performance.
  An underweight allocation to the HealthCare sector and an overweight to both the Utilities and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were overweight positions in KLA (Information Technology), GE Vernova (Industrials), and RTX (Industrials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, HealthCare, and Consumer Discretionary sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted during the period due to overweight allocations to the Consumer Staples and Real Estate sectors and an underweight to the Information Technology sector.
  The largest individual detractors over the period were not owning Micron Technology (Information Technology) and an overweight in Pool (Consumer Discretionary) and Philip Morris International (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	14.32%	12.07%	13.46%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,002,384,862
Total number of portfolio holdings (excluding derivatives, if any)	73
Total investment management fees paid	$16,613,665
Portfolio turnover rate	35%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.3%
Financials	13.2%
Communication Services	11.2%
Consumer Discretionary	10.0%
Industrials	9.5%
Health Care	9.2%
Consumer Staples	5.6%
Energy	2.6%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIAGX_1225

Annual Shareholder Report
December 31, 2025
Hartford Disciplined Equity HLS Fund
Class IB/HBGIX
This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$90	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Real Estate sectors contributed to relative performance.
  An underweight allocation to the HealthCare sector and an overweight to both the Utilities and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were overweight positions in KLA (Information Technology), GE Vernova (Industrials), and RTX (Industrials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, HealthCare, and Consumer Discretionary sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted during the period due to overweight allocations to the Consumer Staples and Real Estate sectors and an underweight to the Information Technology sector.
  The largest individual detractors over the period were not owning Micron Technology (Information Technology) and an overweight in Pool (Consumer Discretionary) and Philip Morris International (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	14.01%	11.78%	13.18%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,002,384,862
Total number of portfolio holdings (excluding derivatives, if any)	73
Total investment management fees paid	$16,613,665
Portfolio turnover rate	35%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.3%
Financials	13.2%
Communication Services	11.2%
Consumer Discretionary	10.0%
Industrials	9.5%
Health Care	9.2%
Consumer Staples	5.6%
Energy	2.6%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBGIX_1225

Annual Shareholder Report
December 31, 2025
Hartford Disciplined Equity HLS Fund
Class IC/HLSCX
This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IC	$116	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Real Estate sectors contributed to relative performance.
  An underweight allocation to the HealthCare sector and an overweight to both the Utilities and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were overweight positions in KLA (Information Technology), GE Vernova (Industrials), and RTX (Industrials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, HealthCare, and Consumer Discretionary sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted during the period due to overweight allocations to the Consumer Staples and Real Estate sectors and an underweight to the Information Technology sector.
  The largest individual detractors over the period were not owning Micron Technology (Information Technology) and an overweight in Pool (Consumer Discretionary) and Philip Morris International (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IC shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IC	13.75%	11.51%	12.90%
S&P 500 Index	17.88%	14.42%	14.82%
Class IC shares commenced operations on September 18, 2020. Class IC shares performance prior to that date reflects the Fund's Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,002,384,862
Total number of portfolio holdings (excluding derivatives, if any)	73
Total investment management fees paid	$16,613,665
Portfolio turnover rate	35%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.3%
Financials	13.2%
Communication Services	11.2%
Consumer Discretionary	10.0%
Industrials	9.5%
Health Care	9.2%
Consumer Staples	5.6%
Energy	2.6%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLSCX_1225

Annual Shareholder Report
December 31, 2025
Hartford Dividend and Growth HLS Fund
Class IA/HIADX
This annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$72	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection was the primary relative contributor during the period, driven by strong selection within the Financials, Consumer Discretionary, and Communication Services sectors.
  The Fund’s underweight allocation to the Consumer Discretionary sector also contributed to relative performance.
  Top individual contributors over the period were overweight allocations to Micron Technology (Information Technology) and Alphabet (Communication Services) and an out-of-benchmark position in Airbus (Industrials).
Top Detractors to Performance
  The Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector detracted the most from relative performance.
  Security selection within the HealthCare, Materials, and Information Technology sectors also detracted from relative performance.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology) and overweight allocations to UnitedHealth Group (HealthCare) and Marsh & McLennan (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IA
$10,000 starting value
$32,415 ending value
S&P 500 Index
$10,000 starting value
$39,827 ending value
Russell 1000 Value Index
$10,000 starting value
$27,213 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	17.49%	12.68%	12.48%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,412,837,660
Total number of portfolio holdings (excluding derivatives, if any)	71
Total investment management fees paid	$20,696,010
Portfolio turnover rate	62%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.9%
Financials	18.8%
Health Care	13.5%
Industrials	11.8%
Communication Services	8.5%
Consumer Staples	6.8%
Consumer Discretionary	6.1%
Energy	5.5%
Utilities	4.4%
Real Estate	3.0%
Materials	2.3%
Short-Term Investments	1.4%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIADX_1225

Annual Shareholder Report
December 31, 2025
Hartford Dividend and Growth HLS Fund
Class IB/HDGBX
This annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$99	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection was the primary relative contributor during the period, driven by strong selection within the Financials, Consumer Discretionary, and Communication Services sectors.
  The Fund’s underweight allocation to the Consumer Discretionary sector also contributed to relative performance.
  Top individual contributors over the period were overweight allocations to Micron Technology (Information Technology) and Alphabet (Communication Services) and an out-of-benchmark position in Airbus (Industrials).
Top Detractors to Performance
  The Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector detracted the most from relative performance.
  Security selection within the HealthCare, Materials, and Information Technology sectors also detracted from relative performance.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology) and overweight allocations to UnitedHealth Group (HealthCare) and Marsh & McLennan (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Class IB
$10,000 starting value
$31,627 ending value

S&P 500 Index
$10,000 starting value
$39,827 ending value

Russell 1000 Value Index
$10,000 starting value
$27,213 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	17.19%	12.41%	12.20%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,412,837,660
Total number of portfolio holdings (excluding derivatives, if any)	71
Total investment management fees paid	$20,696,010
Portfolio turnover rate	62%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.9%
Financials	18.8%
Health Care	13.5%
Industrials	11.8%
Communication Services	8.5%
Consumer Staples	6.8%
Consumer Discretionary	6.1%
Energy	5.5%
Utilities	4.4%
Real Estate	3.0%
Materials	2.3%
Short-Term Investments	1.4%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDGBX_1225

Annual Shareholder Report
December 31, 2025
Hartford Healthcare HLS Fund
Class IA/HIAHX
This annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$102	0.94%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above trend gross domestic product (GDP) growth. Early year volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S. Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Market leadership shifted at times as richly valued technology shares faced pressure, prompting rotation into value and cyclical sectors, even as a concentrated group of mega cap tech companies ultimately accounted for an outsized share of full-year returns. Corporate earnings were a significant tailwind, with a large majority of S&P 500 companies exceeding expectations and delivering robust year-over-year profit growth. Economic momentum strengthened further as GDP expanded at its fastest pace in two years, supported by AI related investment, strong consumer demand, and increased government spending. The Fed cut rates multiple times to support a cooling labor market, though policymakers remained divided amid uneven inflation progress and incomplete data following the shutdown. Fund performance described below is relative to the S&P Composite 1500 Healthcare Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection was the primary relative contributor during the period, driven by strong selection within the mid-cap Biopharma and large-cap Biopharma subsectors.
  An underweight allocation to the Medical Technology sector contributed positively to relative performance.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma), Avidity Biosciences (mid-cap Biopharma) and Merus (mid-cap Biopharma).
Top Detractors to Performance
  Security selection within the HealthCare Services subsector detracted from relative performance.
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative detractor during the period, largely due to the Fund’s underweight allocation to the large-cap Biopharma sector.
  The largest individual detractors over the period were an underweight position in Johnson & Johnson (large-cap Biopharma), an overweight in UnitedHealth Group (HealthCare Services), and an underweight in CVS Health (HealthCare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Class IA
$10,000 starting value
$21,297 ending value

S&P 500 Index
$10,000 starting value
$39,827 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$25,487 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	16.10%	3.45%	7.85%
S&P Composite 1500 Health Care Index	13.71%	7.54%	9.81%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$115,419,940
Total number of portfolio holdings (excluding derivatives, if any)	78
Total investment management fees paid	$933,096
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	31.9%
Biotechnology	22.8%
Health Care Providers & Services	17.2%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	9.4%
Health Care Technology	0.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIAHX_1225

Annual Shareholder Report
December 31, 2025
Hartford Healthcare HLS Fund
Class IB/HBGHX
This annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$128	1.19%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above trend gross domestic product (GDP) growth. Early year volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S. Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Market leadership shifted at times as richly valued technology shares faced pressure, prompting rotation into value and cyclical sectors, even as a concentrated group of mega cap tech companies ultimately accounted for an outsized share of full-year returns. Corporate earnings were a significant tailwind, with a large majority of S&P 500 companies exceeding expectations and delivering robust year-over-year profit growth. Economic momentum strengthened further as GDP expanded at its fastest pace in two years, supported by AI related investment, strong consumer demand, and increased government spending. The Fed cut rates multiple times to support a cooling labor market, though policymakers remained divided amid uneven inflation progress and incomplete data following the shutdown. Fund performance described below is relative to the S&P Composite 1500 Healthcare Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection was the primary relative contributor during the period, driven by strong selection within the mid-cap Biopharma and large-cap Biopharma subsectors.
  An underweight allocation to the Medical Technology sector contributed positively to relative performance.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma), Avidity Biosciences (mid-cap Biopharma) and Merus (mid-cap Biopharma).
Top Detractors to Performance
  Security selection within the HealthCare Services subsector detracted from relative performance.
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative detractor during the period, largely due to the Fund’s underweight allocation to the large-cap Biopharma sector.
  The largest individual detractors over the period were an underweight position in Johnson & Johnson (large-cap Biopharma), an overweight in UnitedHealth Group (HealthCare Services), and an underweight in CVS Health (HealthCare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Class IB
$10,000 starting value
$20,769 ending value

S&P Composite 1500 Health Care Index
$10,000 starting value
$25,487 ending value

S&P 500 Index
$10,000 starting value
$39,827 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	15.79%	3.19%	7.58%
S&P Composite 1500 Health Care Index	13.71%	7.54%	9.81%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$115,419,940
Total number of portfolio holdings (excluding derivatives, if any)	78
Total investment management fees paid	$933,096
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	31.9%
Biotechnology	22.8%
Health Care Providers & Services	17.2%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	9.4%
Health Care Technology	0.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBGHX_1225

Annual Shareholder Report
December 31, 2025
Hartford International Opportunities HLS Fund
Class IA/HIAOX
This annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$88	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending December 31, 2025 despite macroeconomic and geopolitical volatility. Early-year weakness driven by shifting United States (U.S.) policy and tariff concerns gave way to improving sentiment as inflation eased, trade tensions moderated, and central banks diverged in policy. The U.S. Federal Reserve (Fed) moved from caution to cuts while the European Central Bank eased then paused. Stabilizing geopolitics and strong corporate earnings, artificial intelligence (AI) driven investment, and a weaker dollar supported markets. Emerging markets outperformed despite China’s softness. The year ended on a constructive note, supported by liquidity, steady demand, and selective policy easing extending. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the HealthCare, Communication Services, and Information Technology sectors contributed to relative results during the period.
  An underweight allocation to the HealthCare sector and an overweight to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were overweight positions in SK Hynix (Information Technology), Societe Generale (Financials), and UniCredit (Financials).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was the primary relative detractor during the period, driven by the Fund’s underweight to the Financials and Materials sectors, and an overweight allocation to the Real Estate sector.
  Security selection within the Industrials, Consumer Discretionary, and Real Estate sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in London Stock Exchange Group (Financials), Adidas (Consumer Discretionary), and not owning Samsung Electronics (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	30.41%	6.86%	8.14%
MSCI ACWI ex USA Index (Net)	32.39%	7.91%	8.41%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$837,337,199
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$5,954,790
Portfolio turnover rate	43%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	12.9%
Germany	12.0%
France	7.4%
China	6.5%
Canada	5.8%
Taiwan	5.4%
United States	5.0%
South Korea	4.3%
Italy	4.0%
Other**	21.7%
Short-Term Investments	0.7%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIAOX_1225

Annual Shareholder Report
December 31, 2025
Hartford International Opportunities HLS Fund
Class IB/HBIOX
This annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$116	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending December 31, 2025 despite macroeconomic and geopolitical volatility. Early-year weakness driven by shifting United States (U.S.) policy and tariff concerns gave way to improving sentiment as inflation eased, trade tensions moderated, and central banks diverged in policy. The U.S. Federal Reserve (Fed) moved from caution to cuts while the European Central Bank eased then paused. Stabilizing geopolitics and strong corporate earnings, artificial intelligence (AI) driven investment, and a weaker dollar supported markets. Emerging markets outperformed despite China’s softness. The year ended on a constructive note, supported by liquidity, steady demand, and selective policy easing extending. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the HealthCare, Communication Services, and Information Technology sectors contributed to relative results during the period.
  An underweight allocation to the HealthCare sector and an overweight to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were overweight positions in SK Hynix (Information Technology), Societe Generale (Financials), and UniCredit (Financials).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was the primary relative detractor during the period, driven by the Fund’s underweight to the Financials and Materials sectors, and an overweight allocation to the Real Estate sector.
  Security selection within the Industrials, Consumer Discretionary, and Real Estate sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in London Stock Exchange Group (Financials), Adidas (Consumer Discretionary), and not owning Samsung Electronics (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	30.06%	6.60%	7.86%
MSCI ACWI ex USA Index (Net)	32.39%	7.91%	8.41%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$837,337,199
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$5,954,790
Portfolio turnover rate	43%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	12.9%
Germany	12.0%
France	7.4%
China	6.5%
Canada	5.8%
Taiwan	5.4%
United States	5.0%
South Korea	4.3%
Italy	4.0%
Other**	21.7%
Short-Term Investments	0.7%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBIOX_1225

Annual Shareholder Report
December 31, 2025
Hartford MidCap HLS Fund
Class IA/HIMCX
This annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$76	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility driven by tariff escalations, AI‑related valuation concerns, U.S. Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum strengthened further as GDP expanded at its fastest pace in two years, supported by Artificial Intelligence (AI)‑related investment, strong consumer demand, and increased government spending. The Federal Reserve cut rates multiple times to support a cooling labor market, though policymakers remained divided amid uneven inflation progress and incomplete data following the shutdown. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s overweight allocation to the Utilities and Industrials sectors contributed to relative performance.
  Security selection within the Consumer Staples, Information Technology, and Financials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Rocket (Financials), and Interactive Brokers Group (Financials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Communication services sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted from relative performance. Allocation effect was driven by an underweight allocation to the HealthCare sector and an overweight to the Financials sector.
  The largest individual detractors over the period were underweight allocations to ROBLOX (Communication Services) and Palantir Technologies (Information Technology) and an overweight allocation to Deckers Outdoor (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IA
$10,000 starting value
$21,697 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value
Russell Midcap Growth Index
$10,000 starting value
$32,448 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	(0.38)%	0.24%	8.05%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$720,077,610
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$5,625,560
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.5%
Information Technology	20.6%
Consumer Discretionary	16.9%
Health Care	10.6%
Communication Services	9.0%
Financials	8.1%
Utilities	2.2%
Energy	2.1%
Consumer Staples	1.5%
Real Estate	0.7%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIMCX_1225

Annual Shareholder Report
December 31, 2025
Hartford MidCap HLS Fund
Class IB/HBMCX
This annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$101	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility driven by tariff escalations, AI‑related valuation concerns, U.S. Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum strengthened further as GDP expanded at its fastest pace in two years, supported by Artificial Intelligence (AI)‑related investment, strong consumer demand, and increased government spending. The Federal Reserve cut rates multiple times to support a cooling labor market, though policymakers remained divided amid uneven inflation progress and incomplete data following the shutdown. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s overweight allocation to the Utilities and Industrials sectors contributed to relative performance.
  Security selection within the Consumer Staples, Information Technology, and Financials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Rocket (Financials), and Interactive Brokers Group (Financials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Communication services sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted from relative performance. Allocation effect was driven by an underweight allocation to the HealthCare sector and an overweight to the Financials sector.
  The largest individual detractors over the period were underweight allocations to ROBLOX (Communication Services) and Palantir Technologies (Information Technology) and an overweight allocation to Deckers Outdoor (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IB
$10,000 starting value
$21,157 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value
Russell Midcap Growth Index
$10,000 starting value
$32,448 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	(0.65)%	(0.02)%	7.78%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$720,077,610
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$5,625,560
Portfolio turnover rate	60%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.5%
Information Technology	20.6%
Consumer Discretionary	16.9%
Health Care	10.6%
Communication Services	9.0%
Financials	8.1%
Utilities	2.2%
Energy	2.1%
Consumer Staples	1.5%
Real Estate	0.7%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBMCX_1225

Annual Shareholder Report
December 31, 2025
Hartford Small Cap Growth HLS Fund
Class IA/HISCX
This annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$68**	0.66%**
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
**	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility tied to tariff escalation, artificial intelligence (AI) valuation concerns, Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown faded as trade tensions eased, earnings exceeded expectations, and consumer spending remained resilient. Market leadership shifted at times, with pressure on richly valued technology stocks driving rotation into value and cyclical sectors, though a small group of mega‑cap technology companies ultimately generated an outsized share of full‑year returns. Corporate earnings were a key tailwind, with most S&P 500 companies surpassing expectations, while economic momentum strengthened as GDP grew at its fastest pace in two years. The Fed cut rates multiple times to support a cooling labor market, even as policymakers remained divided amid uneven inflation progress. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s underweight allocations to the Communication Services and Financials sectors and an overweight allocation to the Industrials sector.
  Security selection within the Financials and HealthCare sectors contributed positively to performance.
  Top individual contributors over the period were out-of-benchmark positions in Lumentum Holdings (Information Technology) and ATI (Industrials) and an underweight position in Him & Hers Health (HealthCare).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Industrials, Materials, and Consumer Staples sectors.
  Overweight allocations to the Consumer Discretionary, Consumer Staples, and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were out-of-benchmark positions in Freshpet (Consumer Staples) and BellRing Brands (Consumer Staples) and an overweight in Sweetgreen (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IA
$10,000 starting value
$22,956 ending value
Russell 2000 Growth Index
$10,000 starting value
$24,949 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	6.83%	1.27%	8.66%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$546,500,047
Total number of portfolio holdings (excluding derivatives, if any)	163
Total investment management fees paid	$3,280,570
Portfolio turnover rate	86%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.7%
Health Care	23.9%
Information Technology	20.1%
Financials	11.0%
Consumer Discretionary	9.7%
Consumer Staples	3.2%
Energy	2.0%
Communication Services	1.7%
Materials	1.5%
Real Estate	1.4%
Utilities	0.7%
Short-Term Investments	2.3%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHISCX_1225

Annual Shareholder Report
December 31, 2025
Hartford Small Cap Growth HLS Fund
Class IB/HBSGX
This annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$94**	0.91%**
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
**	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility tied to tariff escalation, artificial intelligence (AI) valuation concerns, Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown faded as trade tensions eased, earnings exceeded expectations, and consumer spending remained resilient. Market leadership shifted at times, with pressure on richly valued technology stocks driving rotation into value and cyclical sectors, though a small group of mega‑cap technology companies ultimately generated an outsized share of full‑year returns. Corporate earnings were a key tailwind, with most S&P 500 companies surpassing expectations, while economic momentum strengthened as GDP grew at its fastest pace in two years. The Fed cut rates multiple times to support a cooling labor market, even as policymakers remained divided amid uneven inflation progress. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s underweight allocations to the Communication Services and Financials sectors and an overweight allocation to the Industrials sector.
  Security selection within the Financials and HealthCare sectors contributed positively to performance.
  Top individual contributors over the period were out-of-benchmark positions in Lumentum Holdings (Information Technology) and ATI (Industrials) and an underweight position in Him & Hers Health (HealthCare).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Industrials, Materials, and Consumer Staples sectors.
  Overweight allocations to the Consumer Discretionary, Consumer Staples, and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were out-of-benchmark positions in Freshpet (Consumer Staples) and BellRing Brands (Consumer Staples) and an overweight in Sweetgreen (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IB
$10,000 starting value
$22,385 ending value
Russell 2000 Growth Index
$10,000 starting value
$24,949 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	6.54%	1.01%	8.39%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$546,500,047
Total number of portfolio holdings (excluding derivatives, if any)	163
Total investment management fees paid	$3,280,570
Portfolio turnover rate	86%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.7%
Health Care	23.9%
Information Technology	20.1%
Financials	11.0%
Consumer Discretionary	9.7%
Consumer Staples	3.2%
Energy	2.0%
Communication Services	1.7%
Materials	1.5%
Real Estate	1.4%
Utilities	0.7%
Short-Term Investments	2.3%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBSGX_1225

Annual Shareholder Report
December 31, 2025
Hartford Small Company HLS Fund
Class IA/HIASX
This annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$86	0.81%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility tied to tariff escalation, artificial intelligence (AI) valuation concerns, Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown faded as trade tensions eased, earnings exceeded expectations, and consumer spending remained resilient. Market leadership shifted at times, with pressure on richly valued technology stocks driving rotation into value and cyclical sectors, though a small group of mega‑cap technology companies ultimately generated an outsized share of full‑year returns. Corporate earnings were a key tailwind, with most S&P 500 companies surpassing expectations, while economic momentum strengthened as GDP grew at its fastest pace in two years. The Fed cut rates multiple times to support a cooling labor market, even as policymakers remained divided amid uneven inflation progress. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the HealthCare, Information Technology, and Financials sectors contributed positively to relative performance.
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight allocations to the HealthCare and Industrials sectors, as well as an underweight to the Financials sector.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (HealthCare), SiTime (Information Technology), and Insmed (HealthCare).
Top Detractors to Performance
  An overweight allocation to the Consumer Discretionary sector and an underweight to the Information Technology sector detracted from relative performance.
  Security selection within the Industrials, Materials, and Communication Services sectors detracted from relative results during the period.
  The largest individual detractors over the period were an average underweight to Bloom Energy (Industrials) and overweights to PROCEPT BioRobotics (HealthCare) and BellRing Brands (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IA
$10,000 starting value
$27,257 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value
Russell 2000 Growth Index
$10,000 starting value
$24,949 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	12.96%	0.71%	10.55%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$426,175,092
Total number of portfolio holdings (excluding derivatives, if any)	107
Total investment management fees paid	$3,072,466
Portfolio turnover rate	68%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	29.3%
Industrials	23.1%
Information Technology	19.0%
Consumer Discretionary	9.3%
Financials	8.2%
Real Estate	3.4%
Materials	2.2%
Consumer Staples	2.1%
Energy	1.7%
Communication Services	1.1%
Short-Term Investments	2.2%
Other Assets & Liabilities	(1.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIASX_1225

Annual Shareholder Report
December 31, 2025
Hartford Small Company HLS Fund
Class IB/HDMBX
This annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$113	1.06%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility tied to tariff escalation, artificial intelligence (AI) valuation concerns, Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown faded as trade tensions eased, earnings exceeded expectations, and consumer spending remained resilient. Market leadership shifted at times, with pressure on richly valued technology stocks driving rotation into value and cyclical sectors, though a small group of mega‑cap technology companies ultimately generated an outsized share of full‑year returns. Corporate earnings were a key tailwind, with most S&P 500 companies surpassing expectations, while economic momentum strengthened as GDP grew at its fastest pace in two years. The Fed cut rates multiple times to support a cooling labor market, even as policymakers remained divided amid uneven inflation progress. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the HealthCare, Information Technology, and Financials sectors contributed positively to relative performance.
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight allocations to the HealthCare and Industrials sectors, as well as an underweight to the Financials sector.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (HealthCare), SiTime (Information Technology), and Insmed (HealthCare).
Top Detractors to Performance
  An overweight allocation to the Consumer Discretionary sector and an underweight to the Information Technology sector detracted from relative performance.
  Security selection within the Industrials, Materials, and Communication Services sectors detracted from relative results during the period.
  The largest individual detractors over the period were an average underweight to Bloom Energy (Industrials) and overweights to PROCEPT BioRobotics (HealthCare) and BellRing Brands (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IB
$10,000 starting value
$26,572 ending value
Russell 3000 Index
$10,000 starting value
$38,012 ending value
Russell 2000 Growth Index
$10,000 starting value
$24,949 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	12.68%	0.45%	10.27%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$426,175,092
Total number of portfolio holdings (excluding derivatives, if any)	107
Total investment management fees paid	$3,072,466
Portfolio turnover rate	68%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	29.3%
Industrials	23.1%
Information Technology	19.0%
Consumer Discretionary	9.3%
Financials	8.2%
Real Estate	3.4%
Materials	2.2%
Consumer Staples	2.1%
Energy	1.7%
Communication Services	1.1%
Short-Term Investments	2.2%
Other Assets & Liabilities	(1.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDMBX_1225

Annual Shareholder Report
December 31, 2025
Hartford Stock HLS Fund
Class IA/HSTAX
This annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$54	0.52%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities registered a sizable return for 2025 with markets bolstered by robust corporate earnings, resilient consumer spending, and solid economic growth even as anxiety about lofty valuations in the technology sector and concerns surrounding massive artificial intelligence (AI) spending drove capital toward value areas of the market. The cooling labor market and worries about upside inflation risks also kept the markets on edge. In the third quarter, the U.S. economy grew at the fastest pace in two years; Gross Domestic Product (GDP) surged 4.3% annually, primarily fueled by robust consumer spending but also aided by a rebound in exports, business investment on equipment and AI, and increased government spending on defense. Fund performance described below is relative to the Russell 1000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Communication Services sector contributed positively to relative performance.
  The Fund’s overweight allocation to the HealthCare sector and lack of exposure to the Energy sector also contributed to relative performance.
  Top individual contributors over the period were new positions in Broadcom (Information Technology), Eli Lilly (HealthCare) and not holding Amazon (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and HealthCare sectors.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Fund’s underweight allocation to the Communication Services sector and overweight allocation to the Consumer Staples sector.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (HealthCare), not owning NVIDIA (Information Technology), and an overweight position in Accenture (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	7.97%	8.44%	10.98%
Russell 1000 Index	17.37%	13.59%	14.59%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,211,572,058
Total number of portfolio holdings (excluding derivatives, if any)	47
Total investment management fees paid	$5,988,917
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	23.3%
Financials	19.1%
Health Care	17.2%
Industrials	14.1%
Consumer Discretionary	11.5%
Consumer Staples	7.8%
Communication Services	4.0%
Materials	2.3%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSTAX_1225

Annual Shareholder Report
December 31, 2025
Hartford Stock HLS Fund
Class IB/HIBSX
This annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$80	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities registered a sizable return for 2025 with markets bolstered by robust corporate earnings, resilient consumer spending, and solid economic growth even as anxiety about lofty valuations in the technology sector and concerns surrounding massive artificial intelligence (AI) spending drove capital toward value areas of the market. The cooling labor market and worries about upside inflation risks also kept the markets on edge. In the third quarter, the U.S. economy grew at the fastest pace in two years; Gross Domestic Product (GDP) surged 4.3% annually, primarily fueled by robust consumer spending but also aided by a rebound in exports, business investment on equipment and AI, and increased government spending on defense. Fund performance described below is relative to the Russell 1000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Communication Services sector contributed positively to relative performance.
  The Fund’s overweight allocation to the HealthCare sector and lack of exposure to the Energy sector also contributed to relative performance.
  Top individual contributors over the period were new positions in Broadcom (Information Technology), Eli Lilly (HealthCare) and not holding Amazon (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and HealthCare sectors.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Fund’s underweight allocation to the Communication Services sector and overweight allocation to the Consumer Staples sector.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (HealthCare), not owning NVIDIA (Information Technology), and an overweight position in Accenture (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	7.69%	8.17%	10.70%
Russell 1000 Index	17.37%	13.59%	14.59%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,211,572,058
Total number of portfolio holdings (excluding derivatives, if any)	47
Total investment management fees paid	$5,988,917
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	23.3%
Financials	19.1%
Health Care	17.2%
Industrials	14.1%
Consumer Discretionary	11.5%
Consumer Staples	7.8%
Communication Services	4.0%
Materials	2.3%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIBSX_1225

Annual Shareholder Report
December 31, 2025
Hartford Total Return Bond HLS Fund
Class IA/HIABX
This annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$53	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. The U.S. dollar faced early periods of depreciation around tariff announcements but rebounded in the second half of the year supported by robust growth and shifting policy expectations. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had the greatest positive effect on performance overall, including an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), an overweight to agency Mortgage-Backed Securities (MBS) pass-throughs, and exposure to Commercial Mortgage-Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs).
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to High Yield benefited results the most, led by Industrials. Broadly, security selection within Investment Grade Credit also aided performance.
  An allocation to Emerging Market sovereign debt had a favorable impact on results.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in Investment Grade Corporates detracted from results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions. The use of derivatives contributed positively to results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	7.30%	(0.04)%	2.75%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,386,416,983
Total number of portfolio holdings	1,362
Total investment management fees paid	$7,190,272
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.1%
Corporate Bonds	26.1%
U.S. Government Securities	23.5%
Asset-Backed & Commercial Mortgage-Backed Securities	17.2%
Foreign Government Obligations	1.7%
Municipal Bonds	1.0%
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	(11.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIABX_1225

Annual Shareholder Report
December 31, 2025
Hartford Total Return Bond HLS Fund
Class IB/HBNBX
This annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$79	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. The U.S. dollar faced early periods of depreciation around tariff announcements but rebounded in the second half of the year supported by robust growth and shifting policy expectations. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had the greatest positive effect on performance overall, including an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), an overweight to agency Mortgage-Backed Securities (MBS) pass-throughs, and exposure to Commercial Mortgage-Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs).
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to High Yield benefited results the most, led by Industrials. Broadly, security selection within Investment Grade Credit also aided performance.
  An allocation to Emerging Market sovereign debt had a favorable impact on results.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in Investment Grade Corporates detracted from results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions. The use of derivatives contributed positively to results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	7.04%	(0.29)%	2.49%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,386,416,983
Total number of portfolio holdings	1,362
Total investment management fees paid	$7,190,272
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.1%
Corporate Bonds	26.1%
U.S. Government Securities	23.5%
Asset-Backed & Commercial Mortgage-Backed Securities	17.2%
Foreign Government Obligations	1.7%
Municipal Bonds	1.0%
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	(11.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHBNBX_1225

Annual Shareholder Report
December 31, 2025
Hartford Ultrashort Bond HLS Fund
Class IA/HUBAX
This annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$46	0.45%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ending December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent with leadership changes in France and Japan and the United States experiencing its longest government shutdown on record. Central bank policy divergence and fiscal developments were key drivers, with more accommodative stances across most regions. Fund performance described below is relative to the Bloomberg Short Treasury 9-12 Month Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s duration and yield curve positioning contributed positively to relative performance. The portfolio maintained an overweight duration posture in the front and belly of the curve as Treasury rates rallied during the period.
  The Fund’s allocation to structured finance sectors was another key contributor to positive results. An out-of-benchmark position in Asset-Backed Securities (ABS), particularly in Autos and Equipment, added meaningfully to performance. The allocation to Mortgage-Backed Securities also contributed positively.
  The Fund’s out-of-benchmark allocation to Investment-Grade Credit contributed positively, led by positioning in Financials and Industrials. Positioning within Financials, Banking and Insurance were key contributors, while Consumer Cyclical stood out within Industrials.
Top Detractors to Performance
  The Fund’s underweight duration positioning at the one-year segment of the yield curve as rates rallied over the period negatively impacted performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IA
$10,000 starting value
$12,448 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,199 ending value
Bloomberg Short Treasury 9-12 Month Index
$10,000 starting value
$12,410 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	4.51%	2.88%	2.21%
Bloomberg Short Treasury 9-12 Month Index	4.39%	2.78%	2.18%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$493,721,184
Total number of portfolio holdings (excluding derivatives, if any)	299
Total investment management fees paid	$2,051,409
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	37.5%
Corporate Bonds	25.4%
U.S. Government Securities	14.9%
U.S. Government Agencies^	6.4%
Municipal Bonds	0.9%
Short-Term Investments	14.3%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHUBAX_1225

Annual Shareholder Report
December 31, 2025
Hartford Ultrashort Bond HLS Fund
Class IB/HUBBX
This annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$72	0.70%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ending December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent with leadership changes in France and Japan and the United States experiencing its longest government shutdown on record. Central bank policy divergence and fiscal developments were key drivers, with more accommodative stances across most regions. Fund performance described below is relative to the Bloomberg Short Treasury 9-12 Month Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s duration and yield curve positioning contributed positively to relative performance. The portfolio maintained an overweight duration posture in the front and belly of the curve as Treasury rates rallied during the period.
  The Fund’s allocation to structured finance sectors was another key contributor to positive results. An out-of-benchmark position in Asset-Backed Securities (ABS), particularly in Autos and Equipment, added meaningfully to performance. The allocation to Mortgage-Backed Securities also contributed positively.
  The Fund’s out-of-benchmark allocation to Investment-Grade Credit contributed positively, led by positioning in Financials and Industrials. Positioning within Financials, Banking and Insurance were key contributors, while Consumer Cyclical stood out within Industrials.
Top Detractors to Performance
  The Fund’s underweight duration positioning at the one-year segment of the yield curve as rates rallied over the period negatively impacted performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
Class IB
$10,000 starting value
$12,141 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,199 ending value
Bloomberg Short Treasury 9-12 Month Index
$10,000 starting value
$12,410 ending value

Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	4.32%	2.62%	1.96%
Bloomberg Short Treasury 9-12 Month Index	4.39%	2.78%	2.18%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of December 31, 2025
Fund's net assets	$493,721,184
Total number of portfolio holdings (excluding derivatives, if any)	299
Total investment management fees paid	$2,051,409
Portfolio turnover rate	70%
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	37.5%
Corporate Bonds	25.4%
U.S. Government Securities	14.9%
U.S. Government Agencies^	6.4%
Municipal Bonds	0.9%
Short-Term Investments	14.3%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHUBBX_1225

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$365,803 for the fiscal year ended December 31, 2025; $349,321 for the fiscal year ended December 31, 2024.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended December 31, 2025; $0 for the fiscal year ended December 31, 2024.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$60,384 for the fiscal year ended December 31, 2025; $58,056 for the fiscal year ended December 31, 2024; Tax-related services were principally in connection with, but not limited to, general tax services and excise tax services.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$322 for the fiscal year ended December 31, 2025; $303 for the fiscal year ended December 31, 2024. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a)  The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b)  The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c)  The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d)  The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)

(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended December 31, 2025, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $60,706 for the fiscal year ended December 31, 2025; $58,359 for the fiscal year ended December 31, 2024.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,199 for the fiscal year ended December 31, 2025 and $121,199 for the fiscal year ended December 31, 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford HLS Funds
Annual Financial Statements
and Other Information
December 31, 2025
◼Hartford Balanced HLS Fund
◼Hartford Capital Appreciation HLS Fund
◼Hartford Disciplined Equity HLS Fund
◼Hartford Dividend and Growth HLS Fund
◼Hartford Healthcare HLS Fund
◼Hartford International Opportunities HLS Fund
◼Hartford MidCap HLS Fund
◼Hartford Small Cap Growth HLS Fund
◼Hartford Small Company HLS Fund
◼Hartford Stock HLS Fund
◼Hartford Total Return Bond HLS Fund
◼Hartford Ultrashort Bond HLS Fund

Hartford HLS Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Balanced HLS Fund	3
Hartford Capital Appreciation HLS Fund	11
Hartford Disciplined Equity HLS Fund	14
Hartford Dividend and Growth HLS Fund	16
Hartford Healthcare HLS Fund	18
Hartford International Opportunities HLS Fund	20
Hartford MidCap HLS Fund	22
Hartford Small Cap Growth HLS Fund	24
Hartford Small Company HLS Fund	27
Hartford Stock HLS Fund	29
Hartford Total Return Bond HLS Fund	31
Hartford Ultrashort Bond HLS Fund	48
Glossary	54
Statements of Assets and Liabilities:
Hartford Balanced HLS Fund	55
Hartford Capital Appreciation HLS Fund	55
Hartford Disciplined Equity HLS Fund	55
Hartford Dividend and Growth HLS Fund	55
Hartford Healthcare HLS Fund	55
Hartford International Opportunities HLS Fund	55
Hartford MidCap HLS Fund	56
Hartford Small Cap Growth HLS Fund	56
Hartford Small Company HLS Fund	56
Hartford Stock HLS Fund	56
Hartford Total Return Bond HLS Fund	56
Hartford Ultrashort Bond HLS Fund	56
Statements of Operations:
Hartford Balanced HLS Fund	57
Hartford Capital Appreciation HLS Fund	57
Hartford Disciplined Equity HLS Fund	57
Hartford Dividend and Growth HLS Fund	57
Hartford Healthcare HLS Fund	57
Hartford International Opportunities HLS Fund	57
Hartford MidCap HLS Fund	58
Hartford Small Cap Growth HLS Fund	58
Hartford Small Company HLS Fund	58
Hartford Stock HLS Fund	58
Hartford Total Return Bond HLS Fund	58
Hartford Ultrashort Bond HLS Fund	58

Hartford HLS Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Balanced HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
	Asset-Backed - Automobile - 0.3%
$ 126,198	CFMT LLC 1.39%, 09/22/2031(1)	$125,799
815,562	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	825,594
1,215,000	Toyota Lease Owner Trust 3.96%, 11/20/2028(1)	1,217,993
1,565,000	Volkswagen Auto Lease Trust 4.01%, 01/22/2029	1,571,126
	Wheels Fleet Lease Funding 1 LLC
1,008,993	4.87%, 06/21/2039(1)	1,018,930
510,780	6.46%, 08/18/2038(1)	516,774
		5,276,216
	Asset-Backed - Student Loan - 0.1%
1,031,212	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,059,897
	Commercial Mortgage-Backed Securities - 0.3%
395,000	BX Trust 5.03%, 12/13/2042(1)(2)	398,581
330,000	Durst Commercial Mortgage Trust 5.15%, 08/10/2042(1)(2)	336,614
3,004,174	RFR Trust 5.38%, 03/11/2041(1)(2)	3,074,235
		3,809,430
	Other Asset-Backed Securities - 0.2%
	Castlelake Aircraft Structured Trust
17,979	3.47%, 01/15/2046(1)	17,827
176,491	3.97%, 04/15/2039(1)	172,961
	CF Hippolyta Issuer LLC
204,892	1.53%, 03/15/2061(1)	165,492
193,120	5.97%, 08/15/2062(1)	189,974
1,319,307	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,291,266
66,940	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	65,799
157,453	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	153,885
885,270	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	891,872
39,188	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	38,848
91,717	Start II Ltd. 4.09%, 03/15/2044(1)	91,495
		3,079,419
	Whole Loan Collateral CMO - 0.5%
15,214	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	15,072
297,081	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	291,158
	Federal National Mortgage Association Connecticut Avenue Securities Trust
138,896	5.42%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(2)	139,458
38,095	9.89%, 10/25/2028, 30 day USD SOFR Average + 6.01%(2)	38,658
	Flagstar Mortgage Trust
465,155	2.00%, 09/25/2041(1)(2)	412,651
217,197	4.00%, 05/25/2048(1)(2)	203,037
131,818	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	127,563
	PRET Trust
2,865,638	3.85%, 09/25/2069(1)(3)	2,868,495
1,892,485	4.00%, 08/25/2064(1)(3)	1,836,763
	Towd Point Mortgage Trust
82,149	2.75%, 06/25/2057(1)(2)	80,745
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4% - (continued)
	Whole Loan Collateral CMO - 0.5% - (continued)
$ 14,097	3.00%, 01/25/2058(1)(2)	$14,011
2,450,000	Verus Securitization Trust 5.09%, 07/25/2067(1)(2)	2,455,548
		8,483,159
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $21,579,810)	$21,708,121
CORPORATE BONDS - 11.1%
	Aerospace & Defense - 0.2%
	Boeing Co.
860,000	5.71%, 05/01/2040	$877,869
1,809,000	6.86%, 05/01/2054	2,031,758
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	518,620
		3,428,247
	Agriculture - 0.3%
	BAT Capital Corp.
820,000	5.35%, 08/15/2032	851,976
545,000	5.63%, 08/15/2035	567,688
175,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	184,010
	Philip Morris International, Inc.
2,080,000	4.25%, 10/29/2032	2,046,837
755,000	5.25%, 02/13/2034	780,377
		4,430,888
	Airlines - 0.0%
58,938	United Airlines Pass-Through Trust 4.60%, 09/01/2027	58,896
	Commercial Banks - 3.0%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(2)	1,223,123
	Bank of America Corp.
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(2)	1,598,903
1,384,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(2)	1,403,596
2,280,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(2)	2,353,768
688,000	5.51%, 01/24/2036, (5.51% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.31% thereafter)(2)	717,307
2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	2,335,465
574,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(2)	612,546
	BPCE SA
1,130,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(2)	1,159,912
1,450,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(2)	1,514,651
508,000	6.61%, 10/19/2027, (6.61% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.98% thereafter)(1)(2)	517,565
The accompanying notes are an integral part of these financial statements.

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.1% - (continued)
	Commercial Banks - 3.0% - (continued)
	Citigroup, Inc.
$ 635,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	$636,965
1,182,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)	1,207,277
400,000	5.17%, 09/11/2036, (5.17% fixed rate until 09/11/2035; 6 mo. USD SOFR + 1.49% thereafter)(2)	403,739
	Citizens Financial Group, Inc.
455,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(2)	474,567
2,100,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(2)	2,309,100
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	2,588,687
	Credit Agricole SA
1,540,000	4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	1,551,710
2,733,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(2)	2,880,402
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,259,155
	HSBC Holdings PLC
550,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	551,696
1,130,000	5.74%, 09/10/2036, (5.74% fixed rate until 09/10/2035; 6 mo. USD SOFR + 1.96% thereafter)(2)	1,163,210
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(2)	577,547
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(2)	306,203
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	694,386
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(2)	813,295
463,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	471,662
1,389,000	5.04%, 01/23/2028, (5.04% fixed rate until 01/23/2027; 6 mo. USD SOFR + 1.19% thereafter)(2)	1,403,375
1,335,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	1,378,356
930,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	961,242
1,071,000	5.57%, 04/22/2036, (5.57% fixed rate until 04/22/2035; 6 mo. USD SOFR + 1.68% thereafter)(2)	1,123,649
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.1% - (continued)
	Commercial Banks - 3.0% - (continued)
$ 1,145,000	Lloyds Banking Group PLC 4.43%, 11/04/2031, (4.43% fixed rate until 11/04/2030; 1 yr. USD CMT + 0.82% thereafter)(2)	$1,141,428
	Morgan Stanley
1,283,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	1,298,521
925,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	954,126
795,000	5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(2)	830,763
	Morgan Stanley Private Bank NA
1,985,000	4.20%, 11/17/2028, (4.20% fixed rate until 11/17/2027; 6 mo. USD SOFR + 0.78% thereafter)(2)	1,991,201
1,215,000	4.47%, 11/19/2031, (4.47% fixed rate until 11/19/2030; 6 mo. USD SOFR + 1.02% thereafter)(2)	1,218,181
550,000	4.73%, 07/18/2031, (4.73% fixed rate until 07/18/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	557,534
	Wells Fargo & Co.
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(2)	1,505,883
1,352,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(2)	1,379,985
1,665,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(2)	1,759,227
		48,829,908
	Commercial Services - 0.0%
205,000	S&P Global, Inc. 4.80%, 12/04/2035(1)	204,368
	Diversified Financial Services - 0.7%
	American Express Co.
1,325,000	4.92%, 07/20/2033, (4.92% fixed rate until 07/20/2032; 6 mo. USD SOFR + 1.22% thereafter)(2)	1,348,448
3,900,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(2)	4,016,751
1,649,000	5.67%, 04/25/2036, (5.67% fixed rate until 04/25/2035; 6 mo. USD SOFR + 1.79% thereafter)(2)	1,741,121
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,687,040
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,320,117
405,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	404,371
		11,517,848
	Electric - 1.3%
120,000	Alabama Power Co. 5.10%, 04/02/2035	122,832
	Arizona Public Service Co.
500,000	3.75%, 05/15/2046	378,955
530,000	5.90%, 08/15/2055	538,867
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,927,701
The accompanying notes are an integral part of these financial statements.

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.1% - (continued)
	Electric - 1.3% - (continued)
	Consolidated Edison Co. of New York, Inc.
$ 650,000	5.50%, 03/15/2055	$630,112
650,000	5.70%, 05/15/2054	647,901
	Duke Energy Corp.
340,000	4.95%, 09/15/2035	337,147
2,880,000	5.70%, 09/15/2055	2,798,367
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	235,811
60,000	5.15%, 03/30/2026(1)	60,142
75,000	5.20%, 04/01/2028(1)	76,572
	Georgia Power Co.
756,000	4.30%, 03/15/2042	661,527
245,000	4.75%, 09/01/2040	232,303
826,000	5.13%, 05/15/2052	770,516
165,000	Ohio Edison Co. 4.95%, 12/15/2029(1)	168,731
	Pacific Gas & Electric Co.
560,000	4.75%, 02/15/2044	472,919
1,573,200	4.95%, 07/01/2050	1,329,719
1,395,000	Public Service Co. of Oklahoma 5.45%, 01/15/2036(4)	1,430,268
600,000	Public Service Electric & Gas Co. 3.65%, 09/01/2042	480,721
	SCE Recovery Funding LLC
298,342	0.86%, 11/15/2033	269,692
220,000	1.94%, 05/15/2040	171,327
125,000	2.51%, 11/15/2043	85,359
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(2)	1,132,507
	Southern California Edison Co.
1,108,000	4.00%, 04/01/2047	830,885
968,000	4.65%, 10/01/2043	823,002
59,000	6.20%, 09/15/2055	59,278
1,292,502	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,287,773
170,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	174,635
	Virginia Electric & Power Co.
1,422,000	4.90%, 09/15/2035	1,415,264
873,000	5.60%, 09/15/2055	847,895
		20,398,728
	Food - 0.5%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
335,000	3.00%, 05/15/2032	300,713
1,450,000	5.75%, 04/01/2033	1,514,834
2,578,000	6.75%, 03/15/2034	2,848,175
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
540,000	6.25%, 03/01/2056(1)	537,452
455,000	6.38%, 04/15/2066(1)	453,033
	Mars, Inc.
1,510,000	5.20%, 03/01/2035(1)	1,552,023
848,000	5.65%, 05/01/2045(1)	854,797
924,000	5.70%, 05/01/2055(1)	920,422
		8,981,449
	Gas - 0.2%
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	515,443
	NiSource, Inc.
1,484,000	5.35%, 07/15/2035	1,517,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.1% - (continued)
	Gas - 0.2% - (continued)
$ 608,000	5.85%, 04/01/2055	$606,084
455,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	458,486
		3,097,245
	Healthcare - Products - 0.0%
200,000	Alcon Finance Corp. 5.75%, 12/06/2052(1)	201,922
	Healthcare - Services - 0.2%
	Ascension Health
1,056,000	4.29%, 11/15/2030	1,057,639
250,000	4.92%, 11/15/2035	250,378
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	948,484
175,000	Sutter Health 2.29%, 08/15/2030	160,938
155,000	Toledo Hospital 5.75%, 11/15/2038	157,185
430,000	UnitedHealth Group, Inc. 5.63%, 07/15/2054	421,752
		2,996,376
	Household Products - 0.1%
1,108,000	Kenvue, Inc. 4.90%, 03/22/2033	1,130,613
	Insurance - 1.2%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	421,285
375,000	4.38%, 06/30/2050	313,010
390,000	4.85%, 05/07/2030	399,696
	Athene Global Funding
2,815,000	2.50%, 03/24/2028(1)	2,703,675
1,280,000	5.58%, 01/09/2029(1)	1,314,847
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	2,002,836
355,000	CNO Global Funding 4.88%, 12/10/2027(1)	359,560
1,005,000	Fortitude Global Funding 4.63%, 10/06/2028(1)	1,005,198
805,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	808,681
425,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	429,036
975,000	NLG Global Funding 4.35%, 09/15/2030(1)	962,167
215,000	Pricoa Global Funding I 4.70%, 05/28/2030(1)	218,792
	Protective Life Global Funding
510,000	4.80%, 06/05/2030(1)	518,172
1,375,000	5.43%, 01/14/2032(1)	1,430,303
	RGA Global Funding
1,645,000	4.35%, 08/25/2028(1)	1,651,961
370,000	5.00%, 08/25/2032(1)	372,803
1,220,000	5.25%, 01/09/2030(1)	1,260,010
1,010,000	5.45%, 05/24/2029(1)	1,044,991
2,090,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(1)	2,119,619
		19,336,642
	Internet - 0.1%
	Meta Platforms, Inc.
330,000	4.60%, 11/15/2032	332,653
815,000	5.50%, 11/15/2045	791,380
		1,124,033
	Media - 0.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,050,000	3.50%, 03/01/2042	728,428
80,000	5.85%, 12/01/2035(4)	79,806
	Comcast Corp.
170,000	2.80%, 01/15/2051	98,483
The accompanying notes are an integral part of these financial statements.

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.1% - (continued)
	Media - 0.1% - (continued)
$ 379,000	2.89%, 11/01/2051	$221,637
64,000	4.00%, 11/01/2049	47,192
		1,175,546
	Mining - 0.5%
	Anglo American Capital PLC
2,645,000	2.63%, 09/10/2030(1)	2,437,881
632,000	4.50%, 03/15/2028(1)	635,610
746,000	4.75%, 04/10/2027(1)	751,716
	Glencore Funding LLC
805,000	5.37%, 04/04/2029(1)	830,779
563,000	5.89%, 04/04/2054(1)(4)	560,055
265,000	6.14%, 04/01/2055(1)	273,465
3,073,000	6.38%, 10/06/2030(1)	3,307,127
		8,796,633
	Oil & Gas - 0.1%
	QatarEnergy
780,000	3.13%, 07/12/2041(1)	600,642
550,000	3.30%, 07/12/2051(5)	385,385
1,085,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	1,134,538
		2,120,565
	Pipelines - 0.6%
	Columbia Pipelines Holding Co. LLC
140,000	5.00%, 11/17/2032(1)	139,988
305,000	5.68%, 01/15/2034(1)	314,250
	Columbia Pipelines Operating Co. LLC
1,179,000	6.50%, 08/15/2043(1)	1,245,502
419,000	6.54%, 11/15/2053(1)	446,157
	Enbridge, Inc.
395,000	4.90%, 06/20/2030	403,810
400,000	5.55%, 06/20/2035	413,840
957,000	Energy Transfer LP 5.35%, 05/15/2045	865,486
1,450,819	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,313,109
100,000	Gray Oak Pipeline LLC 3.45%, 10/15/2027(1)	98,832
	Greensaif Pipelines Bidco SARL
920,000	5.85%, 02/23/2036(1)	961,233
1,796,000	6.10%, 08/23/2042(1)	1,869,718
	Whistler Pipeline LLC
1,454,000	5.40%, 09/30/2029(1)	1,498,893
995,000	5.70%, 09/30/2031(1)	1,032,616
		10,603,434
	Real Estate - 0.2%
3,480,000	CBRE Services, Inc. 4.90%, 01/15/2033	3,496,719
	Real Estate Investment Trusts - 1.2%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,450,357
	Crown Castle, Inc.
1,382,000	5.00%, 01/11/2028	1,403,595
633,000	5.10%, 05/01/2033	638,330
891,000	5.20%, 09/01/2034	900,073
	Extra Space Storage LP
330,000	4.95%, 01/15/2033	333,571
1,451,000	5.40%, 06/15/2035	1,487,487
935,000	5.90%, 01/15/2031	991,352
	GLP Capital LP/GLP Financing II, Inc.
2,200,000	3.25%, 01/15/2032	1,990,470
395,000	5.25%, 02/15/2033	396,431
1,789,000	6.75%, 12/01/2033	1,944,418
	Kilroy Realty LP
756,000	2.65%, 11/15/2033	620,253
410,000	3.05%, 02/15/2030	381,234
640,000	5.88%, 10/15/2035	642,934
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.1% - (continued)
	Real Estate Investment Trusts - 1.2% - (continued)
$ 195,000	Kite Realty Group LP 5.20%, 08/15/2032	$199,227
672,000	LXP Industrial Trust 6.75%, 11/15/2028	713,130
1,504,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 01/15/2035(1)	1,530,578
1,116,000	Realty Income Corp. 5.13%, 04/15/2035	1,135,166
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	533,223
300,000	1.88%, 07/15/2050(1)	299,666
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	157,476
350,000	3.50%, 06/15/2029(1)	338,664
		19,087,635
	Semiconductors - 0.3%
	Foundry JV Holdco LLC
305,000	5.90%, 01/25/2030(1)	318,992
389,000	5.90%, 01/25/2033(1)	407,029
1,211,000	6.20%, 01/25/2037(1)	1,272,521
200,000	6.25%, 01/25/2035(1)	212,078
200,000	6.40%, 01/25/2038(1)	213,335
1,936,000	Intel Corp. 4.60%, 03/25/2040	1,726,659
		4,150,614
	Software - 0.1%
1,975,000	Oracle Corp. 3.60%, 04/01/2050	1,230,249
	Telecommunications - 0.2%
	AT&T, Inc.
267,000	4.35%, 06/15/2045	220,301
1,295,000	4.55%, 11/01/2032	1,286,579
1,320,000	5.55%, 11/01/2045	1,271,195
		2,778,075
	Trucking & Leasing - 0.0%
775,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(1)	798,029
	Total Corporate Bonds (cost $178,570,451)	$179,974,662
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Israel - 0.1%
1,630,000	Israel Government International Bonds 5.38%, 03/12/2029	$1,677,473
	Saudi Arabia - 0.1%
2,015,000	Saudi Government International Bonds 5.38%, 01/13/2031(1)	2,111,032
	Total Foreign Government Obligations (cost $3,629,715)	$3,788,505
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
60,000	Dallas Fort Worth International Airport, TX, Rev 4.09%, 11/01/2051	$49,205
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	456,488
		505,693
The accompanying notes are an integral part of these financial statements.

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6% - (continued)
	General - 0.1%
$ 162,831	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$182,775
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	385,950
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,329,085
		1,897,810
	General Obligation - 0.3%
4,436,912	State of Illinois, IL, GO 5.10%, 06/01/2033	4,547,256
	Tobacco - 0.0%
115,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	104,423
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
375,000	6.67%, 11/15/2039	408,260
390,000	6.81%, 11/15/2040	435,262
		843,522
	Utilities - 0.0%
774,509	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	795,070
	Utility - Electric - 0.1%
305,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	320,996
802,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	867,322
		1,188,318
	Total Municipal Bonds (cost $10,449,316)	$9,882,092
U.S. GOVERNMENT AGENCIES - 1.0%
	Mortgage-Backed Agencies - 1.0%
	Federal Home Loan Mortgage Corp. - 0.0%
203	6.44%, 04/01/2029, 1 yr. USD CMT + 2.28%(2)	$203
	Federal National Mortgage Association - 0.9%
2,520,000	4.20%, 10/01/2030	2,532,895
2,270,000	4.34%, 08/01/2030	2,288,243
2,650,000	4.40%, 09/01/2030	2,679,978
2,611,000	4.42%, 08/01/2030	2,640,791
2,310,000	4.47%, 05/01/2030	2,337,634
1,304,000	4.60%, 04/01/2030	1,331,475
		13,811,016
	Government National Mortgage Association - 0.1%
1,746,243	2.50%, 10/20/2049	1,572,265
23,295	5.00%, 07/15/2037	23,931
289	6.00%, 03/15/2028	292
289	6.00%, 04/15/2028	294
4,466	6.00%, 05/15/2028	4,530
2,869	6.00%, 07/15/2028	2,945
1,053	6.00%, 08/15/2028	1,090
4,890	6.00%, 09/15/2028	4,981
16,043	6.00%, 10/15/2028	16,167
15,290	6.00%, 11/15/2028	15,567
11,331	6.00%, 12/15/2028	11,561
303	6.00%, 12/15/2031	310
4,363	6.00%, 09/15/2032	4,449
2,623	6.00%, 11/15/2032	2,684
1,198	6.00%, 04/15/2033	1,208
30,250	6.00%, 06/15/2033	31,002
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.0% - (continued)
	Mortgage-Backed Agencies - 1.0% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 8,306	6.00%, 10/15/2033	$8,698
681	6.00%, 11/15/2033	720
15,070	6.00%, 10/15/2034	15,350
38,913	6.00%, 01/15/2035	40,133
4,339	6.00%, 05/15/2035	4,377
4,086	6.00%, 06/15/2035	4,215
4	6.50%, 03/15/2026	4
8	6.50%, 01/15/2028	8
8,187	6.50%, 03/15/2028	8,438
8,061	6.50%, 04/15/2028	8,190
3,329	6.50%, 05/15/2028	3,431
9,408	6.50%, 06/15/2028	9,596
1,669	6.50%, 10/15/2028	1,719
383	6.50%, 02/15/2035	397
528	7.00%, 11/15/2031	538
300	7.00%, 03/15/2032	306
252,505	7.00%, 11/15/2032	265,834
20,536	7.00%, 01/15/2033	21,330
23,577	7.00%, 05/15/2033	24,364
2,686	7.00%, 07/15/2033	2,777
27,256	7.00%, 11/15/2033	28,193
8,609	7.50%, 09/16/2035	8,587
2	8.00%, 09/15/2026	2
143	8.00%, 12/15/2026	143
279	8.00%, 07/15/2029	284
334	8.00%, 12/15/2029	343
1,885	8.00%, 01/15/2030	1,918
818	8.00%, 02/15/2030	828
364	8.00%, 03/15/2030	368
2,432	8.00%, 04/15/2030	2,461
1,899	8.00%, 05/15/2030	1,933
8,207	8.00%, 06/15/2030	8,377
549	8.00%, 07/15/2030	556
16,445	8.00%, 08/15/2030	16,789
7,566	8.00%, 09/15/2030	7,703
18,304	8.00%, 12/15/2030	18,659
		2,210,845
	Total U.S. Government Agencies (cost $15,822,569)	$16,022,064
U.S. GOVERNMENT SECURITIES - 19.8%
	U.S. Treasury Securities - 19.8%
	U.S. Treasury Bonds - 6.1%
2,781,200	2.38%, 05/15/2051	$1,752,699
4,659,200	2.50%, 02/15/2045	3,299,660
2,041,900	2.75%, 11/15/2047	1,454,614
5,152,000	2.88%, 05/15/2052	3,599,960
400,000	3.25%, 05/15/2042	333,594
4,488,500	3.38%, 08/15/2042	3,792,783
4,012,200	3.63%, 02/15/2053	3,248,315
2,560,100	3.63%, 05/15/2053	2,070,981
5,250,000	3.88%, 02/15/2043	4,722,949
4,748,300	3.88%, 05/15/2043	4,259,559
6,040,000	4.00%, 11/15/2042	5,536,037
4,436,100	4.00%, 11/15/2052	3,846,757
3,288,900	4.13%, 08/15/2044	3,018,465
2,696,900	4.13%, 08/15/2053	2,387,389
1,499,700	4.25%, 02/15/2054	1,355,823
3,289,300	4.25%, 08/15/2054	2,973,990
6,600,000	4.38%, 11/15/2039	6,511,055
5,725,900	4.38%, 08/15/2043	5,469,353
3,865,900	4.50%, 02/15/2044	3,739,956
The accompanying notes are an integral part of these financial statements.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 19.8% - (continued)
	U.S. Treasury Securities - 19.8% - (continued)
	U.S. Treasury Bonds - 6.1% - (continued)
$ 2,720,600	4.50%, 11/15/2054	$2,566,078
1,295,700	4.63%, 05/15/2044	1,272,114
3,720,800	4.63%, 11/15/2044	3,646,093
1,572,500	4.63%, 11/15/2045	1,536,627
2,765,000	4.63%, 05/15/2054	2,662,933
1,329,600	4.63%, 02/15/2055	1,280,727
3,065,700	4.63%, 11/15/2055	2,953,610
3,964,000	4.75%, 11/15/2043	3,964,465
367,200	4.75%, 02/15/2045	365,335
3,955,400	4.75%, 11/15/2053	3,882,936
1,570,100	4.75%, 05/15/2055	1,542,869
3,226,800	4.75%, 08/15/2055	3,172,348
3,135,300	4.88%, 08/15/2045	3,165,673
3,511,200	5.00%, 05/15/2045	3,604,466
		98,990,213
	U.S. Treasury Notes - 13.7%
590,000	2.63%, 07/31/2029	570,595
890,000	2.75%, 05/31/2029	866,151
326,000	3.25%, 06/30/2029	322,282
2,799,600	3.38%, 11/30/2027	2,794,241
4,492,800	3.38%, 12/31/2027	4,484,025
2,265,200	3.50%, 09/30/2027	2,265,642
14,227,800	3.50%, 10/31/2027	14,231,135
5,186,200	3.50%, 09/30/2029	5,162,092
635,000	3.50%, 04/30/2030	630,411
6,423,300	3.50%, 11/30/2030	6,358,565
12,254,300	3.63%, 08/31/2027	12,281,585
5,696,100	3.63%, 08/31/2029	5,695,210
512,000	3.63%, 03/31/2030	511,040
10,285,100	3.63%, 08/31/2030	10,248,540
4,379,200	3.63%, 09/30/2030	4,362,265
8,518,100	3.63%, 10/31/2030	8,482,164
258,600	3.63%, 09/30/2031	256,014
7,242,600	3.75%, 04/30/2027	7,265,233
6,588,100	3.75%, 06/30/2027	6,613,577
3,510,900	3.75%, 08/15/2027	3,525,437
3,224,200	3.75%, 05/15/2028	3,241,706
620,000	3.75%, 05/31/2030	621,526
758,000	3.75%, 12/31/2030	758,385
544,900	3.75%, 08/31/2031	543,091
390,600	3.75%, 10/31/2032	386,267
867,200	3.75%, 11/30/2032	857,173
5,438,000	3.88%, 03/31/2027	5,461,579
1,368,400	3.88%, 05/31/2027	1,375,402
8,590,100	3.88%, 07/31/2027	8,640,097
685,000	3.88%, 11/30/2029	690,726
4,451,400	3.88%, 04/30/2030	4,486,177
5,772,100	3.88%, 06/30/2030	5,815,616
3,949,500	3.88%, 07/31/2030	3,978,658
2,332,600	3.88%, 08/31/2032	2,326,495
5,718,700	4.00%, 07/31/2029	5,792,641
150,000	4.00%, 10/31/2029	151,963
1,488,300	4.00%, 02/28/2030	1,507,253
5,910,000	4.00%, 03/31/2030	5,985,260
3,432,700	4.00%, 05/31/2030	3,476,413
483,900	4.00%, 07/31/2030	490,043
891,300	4.00%, 06/30/2032	896,418
3,071,900	4.00%, 07/31/2032	3,087,980
6,390,100	4.00%, 11/15/2035	6,298,242
4,580,600	4.13%, 03/31/2029	4,656,466
5,031,800	4.13%, 10/31/2029	5,117,891
5,728,100	4.13%, 11/30/2029	5,826,999
754,300	4.13%, 08/31/2030	767,559
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 19.8% - (continued)
	U.S. Treasury Securities - 19.8% - (continued)
	U.S. Treasury Notes - 13.7% - (continued)
$ 913,100	4.13%, 07/31/2031	$927,938
824,200	4.13%, 10/31/2031	836,885
497,800	4.13%, 03/31/2032	504,625
1,790,400	4.13%, 05/31/2032	1,813,899
2,697,800	4.25%, 06/30/2029	2,754,812
3,448,800	4.25%, 01/31/2030	3,525,455
1,487,500	4.25%, 11/15/2034	1,503,130
2,085,300	4.25%, 05/15/2035	2,102,569
3,720,900	4.25%, 08/15/2035	3,747,644
4,392,000	4.38%, 12/31/2029	4,509,349
170,000	4.38%, 01/31/2032	174,728
6,392,700	4.50%, 05/31/2029	6,576,490
988,400	4.50%, 12/31/2031	1,022,840
3,654,600	4.63%, 04/30/2029	3,772,661
1,733,700	4.63%, 04/30/2031	1,804,606
1,012,100	4.63%, 05/31/2031	1,053,454
3,671,600	4.63%, 02/15/2035	3,811,150
927,000	4.88%, 10/31/2030	973,785
		221,580,250
	Total U.S. Government Securities (cost $325,315,016)	$320,570,463
COMMON STOCKS - 64.9%
	Automobiles & Components - 0.6%
450,990	Gentex Corp.	$10,494,537
	Banks - 2.5%
82,508	JP Morgan Chase & Co.	26,585,728
71,163	M&T Bank Corp.	14,337,921
		40,923,649
	Capital Goods - 5.7%
68,724	3M Co.	11,002,712
111,637	Emerson Electric Co.	14,816,463
56,236	Ferguson Enterprises, Inc.	12,519,821
114,406	Johnson Controls International PLC	13,700,118
50,017	L3Harris Technologies, Inc.	14,683,491
69,858	Middleby Corp.*	10,385,789
135,198	PACCAR, Inc.	14,805,533
		91,913,927
	Consumer Discretionary Distribution & Retail - 2.5%
67,761	Dick's Sporting Goods, Inc.	13,414,645
249,679	Industria de Diseno Textil SA	16,469,991
208,536	Tractor Supply Co.	10,428,885
		40,313,521
	Consumer Services - 1.4%
104,901	Airbnb, Inc. Class A*	14,237,164
207,562	H&R Block, Inc.	9,045,552
		23,282,716
	Energy - 2.6%
368,766	Antero Resources Corp.*	12,707,676
125,158	ConocoPhillips	11,716,040
95,041	Targa Resources Corp.	17,535,065
		41,958,781
	Equity Real Estate Investment Trusts (REITs) - 1.4%
150,653	Crown Castle, Inc. REIT	13,388,532
188,527	Gaming & Leisure Properties, Inc. REIT	8,425,272
		21,813,804
	Financial Services - 7.0%
68,964	Ares Management Corp. Class A	11,146,651
148,151	Block, Inc.*	9,643,149
The accompanying notes are an integral part of these financial statements.

8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.9% - (continued)
	Financial Services - 7.0% - (continued)
80,794	Intercontinental Exchange, Inc.	$13,085,396
100,129	KKR & Co., Inc.	12,764,445
38,687	LPL Financial Holdings, Inc.	13,817,836
82,193	Morgan Stanley	14,591,723
125,309	Nasdaq, Inc.	12,171,263
79,413	Raymond James Financial, Inc.	12,752,934
26,296	S&P Global, Inc.	13,742,027
		113,715,424
	Food, Beverage & Tobacco - 0.9%
500,230	Keurig Dr. Pepper, Inc.	14,011,442
	Health Care Equipment & Services - 2.7%
70,869	Align Technology, Inc.*	11,066,194
45,777	Elevance Health, Inc.	16,047,127
51,214	UnitedHealth Group, Inc.	16,906,254
		44,019,575
	Household & Personal Products - 0.8%
188,199	Unilever PLC ADR(4)	12,308,215
	Insurance - 1.8%
180,652	MetLife, Inc.	14,260,669
64,491	Progressive Corp.	14,685,890
		28,946,559
	Media & Entertainment - 4.5%
229,209	Alphabet, Inc. Class C	71,925,784
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
105,992	AstraZeneca PLC ADR	9,743,845
25,172	Eli Lilly & Co.	27,051,845
125,047	Gilead Sciences, Inc.	15,348,269
507,945	Pfizer, Inc.	12,647,830
27,142	Roche Holding AG	11,208,836
114,639	Zoetis, Inc.	14,423,879
		90,424,504
	Semiconductors & Semiconductor Equipment - 10.5%
86,016	Advanced Micro Devices, Inc.*	18,421,186
123,917	Broadcom, Inc.	42,887,674
433,006	NVIDIA Corp.	80,755,619
67,930	NXP Semiconductors NV	14,744,886
76,763	Onto Innovation, Inc.*	12,117,807
		168,927,172
	Software & Services - 8.8%
62,868	Accenture PLC Class A	16,867,484
192,379	Amdocs Ltd.	15,488,433
160,782	Microsoft Corp.	77,757,391
68,998	Salesforce, Inc.	18,278,260
29,359	Synopsys, Inc.*	13,790,510
		142,182,078
	Technology Hardware & Equipment - 3.3%
236,741	Cisco Systems, Inc.	18,236,159
129,066	Corning, Inc.	11,301,019
40,238	F5, Inc.*	10,271,152
125,184	NetApp, Inc.	13,405,955
		53,214,285
	Telecommunication Services - 0.8%
64,701	T-Mobile U.S., Inc.	13,136,891
	Transportation - 0.7%
144,442	Uber Technologies, Inc.*	11,802,356
Shares or Principal Amount			Market Value†
COMMON STOCKS - 64.9% - (continued)
	Utilities - 0.8%
151,677	Sempra		$13,391,562
	Total Common Stocks (cost $638,859,161)		$1,048,706,782
	Total Long-Term Investments (cost $1,194,226,038)		$1,600,652,689
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.2%
$ 2,361,829	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $2,362,330; collateralized by U.S. Treasury Bond at 4.63%, maturing 11/15/2055, with a market value of $2,409,181		$2,361,829
	Securities Lending Collateral - 0.9%
14,729,893	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(6)		14,729,893
	Total Short-Term Investments (cost $17,091,722)		$17,091,722
	Total Investments (cost $1,211,317,760)	100.1%	$1,617,744,411
	Other Assets and Liabilities	(0.1)%	(1,237,898)
	Net Assets	100.0%	$1,616,506,513
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2025, the aggregate value of these securities was
$91,568,768, representing 5.7% of net assets.

The accompanying notes are an integral part of these financial statements.

9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
December 31, 2025

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2025, the aggregate value of this security was $385,385, representing 0.0% of net assets.

(6)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$21,708,121	$—	$21,708,121	$—
Corporate Bonds	179,974,662	—	179,974,662	—
Foreign Government Obligations	3,788,505	—	3,788,505	—
Municipal Bonds	9,882,092	—	9,882,092	—
U.S. Government Agencies	16,022,064	—	16,022,064	—
U.S. Government Securities	320,570,463	—	320,570,463	—
Common Stocks	1,048,706,782	1,021,027,955	27,678,827	—
Short-Term Investments	17,091,722	14,729,893	2,361,829	—
Total	$1,617,744,411	$1,035,757,848	$581,986,563	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 1.8%
145,668	Tesla, Inc.*	$65,509,813
	Banks - 1.3%
629,893	KeyCorp	13,000,991
108,889	M&T Bank Corp.	21,938,956
163,515	Wells Fargo & Co.	15,239,598
		50,179,545
	Capital Goods - 5.9%
21,894	Airbus SE	5,084,307
38,150	AMETEK, Inc.	7,832,577
10,742	Axon Enterprise, Inc.*	6,100,704
105,016	Builders FirstSource, Inc.*	10,805,096
47,050	Deere & Co.	21,905,069
116,246	Dover Corp.	22,695,869
166,821	Emerson Electric Co.	22,140,483
40,699	General Dynamics Corp.	13,701,726
126,535	Honeywell International, Inc.	24,685,713
350,600	Mammoth, Inc.*(1)(2)	6,503,630
48,387	Northrop Grumman Corp.	27,590,751
160,353	PACCAR, Inc.	17,560,257
14,936	Quanta Services, Inc.	6,303,888
44,175	RTX Corp.	8,101,695
1,088,000	Techtronic Industries Co. Ltd.	12,515,402
44,981	Vertiv Holdings Co. Class A	7,287,372
		220,814,539
	Commercial & Professional Services - 0.9%
80,665	Booz Allen Hamilton Holding Corp.	6,804,900
20,230	CACI International, Inc. Class A*	10,778,746
207,949	TransUnion	17,831,627
		35,415,273
	Consumer Discretionary Distribution & Retail - 6.9%
705,499	Amazon.com, Inc.*	162,843,279
131,124	Dick's Sporting Goods, Inc.	25,958,618
94,735	Home Depot, Inc.	32,598,314
194,928	TJX Cos., Inc.	29,942,890
115,140	Tory Burch LLC*(1)(2)	6,648,164
		257,991,265
	Consumer Durables & Apparel - 0.8%
355,795	NIKE, Inc. Class B	22,667,699
130,583	On Holding AG Class A*	6,069,498
		28,737,197
	Consumer Services - 2.8%
128,478	Airbnb, Inc. Class A*	17,437,034
61,012	DoorDash, Inc. Class A*	13,817,998
47,732	Flutter Entertainment PLC*	10,264,289
92,075	Hyatt Hotels Corp. Class A	14,761,464
74,111	Marriott International, Inc. Class A	22,992,197
79,216	McDonald's Corp.	24,210,786
		103,483,768
	Consumer Staples Distribution & Retail - 0.4%
239,074	Kroger Co.	14,937,344
	Energy - 2.8%
400,796	Canadian Natural Resources Ltd.	13,566,945
201,709	ConocoPhillips	18,881,980
135,752	Exxon Mobil Corp.	16,336,396
714,338	SLB Ltd.	27,416,292
40,200	Targa Resources Corp.	7,416,900
123,855	Valero Energy Corp.	20,162,355
		103,780,868
	Equity Real Estate Investment Trusts (REITs) - 1.6%
46,103	AvalonBay Communities, Inc. REIT	8,358,935
25,563	Equinix, Inc. REIT	19,585,348
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 1.6% - (continued)
165,428	Prologis, Inc. REIT	$21,118,539
303,325	UDR, Inc. REIT	11,125,961
		60,188,783
	Financial Services - 8.2%
423,430	Ally Financial, Inc.	19,177,145
86,429	American Express Co.	31,974,409
29,620	Evercore, Inc. Class A	10,078,205
339,541	KKR & Co., Inc.	43,284,687
59,155	Mastercard, Inc. Class A	33,770,406
141,115	Morgan Stanley	25,052,146
31,281	Morningstar, Inc.	6,797,674
169,704	Raymond James Financial, Inc.	27,252,765
59,591	S&P Global, Inc.	31,141,661
277,864	TPG, Inc.	17,738,838
263,762	Tradeweb Markets, Inc. Class A	28,364,965
66,038	Visa, Inc. Class A	23,160,187
93,504	Voya Financial, Inc.	6,965,113
		304,758,201
	Food, Beverage & Tobacco - 2.1%
239,299	Archer-Daniels-Midland Co.	13,757,300
291,077	Coca-Cola Co.	20,349,193
54,293	Constellation Brands, Inc. Class A	7,490,262
430,522	Keurig Dr. Pepper, Inc.	12,058,921
71,000	Monster Beverage Corp.*	5,443,570
346,157	Tyson Foods, Inc. Class A	20,291,723
		79,390,969
	Health Care Equipment & Services - 3.3%
76,300	Becton Dickinson & Co.	14,807,541
57,421	Cardinal Health, Inc.	11,800,016
121,541	Centene Corp.*	5,001,412
213,202	Cooper Cos., Inc.*	17,474,036
115,112	Dexcom, Inc.*	7,639,983
43,621	Elevance Health, Inc.	15,291,342
67,820	Stryker Corp.	23,836,695
62,059	UnitedHealth Group, Inc.	20,486,296
24,878	Veeva Systems, Inc. Class A*	5,553,516
		121,890,837
	Household & Personal Products - 1.1%
168,119	Procter & Gamble Co.	24,093,134
277,816	Unilever PLC	18,151,722
		42,244,856
	Insurance - 3.3%
200,596	Chubb Ltd.	62,610,023
37,461	Everest Group Ltd.	12,712,390
161,021	Marsh & McLennan Cos., Inc.	29,872,616
143,941	MetLife, Inc.	11,362,703
23,820	Willis Towers Watson PLC	7,827,252
		124,384,984
	Materials - 3.2%
520,564	Freeport-McMoRan, Inc.	26,439,446
963,896	James Hardie Industries PLC ADR*	20,000,842
70,227	Linde PLC	29,944,090
206,632	Nutrien Ltd.	12,753,327
100,811	PPG Industries, Inc.	10,329,095
67,338	Reliance, Inc.	19,451,928
		118,918,728
	Media & Entertainment - 11.6%
730,677	Alphabet, Inc. Class A	228,701,901
113,168	Alphabet, Inc. Class C	35,512,118
104,661	Liberty Media Corp.-Liberty Formula One Class C*	10,310,155
46,875	Live Nation Entertainment, Inc.*	6,679,688
96,381	Meta Platforms, Inc. Class A	63,620,134
343,858	Netflix, Inc.*	32,240,126
The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Media & Entertainment - 11.6% - (continued)
28,717	Reddit, Inc. Class A*	$6,601,177
28,171	Spotify Technology SA*	16,359,181
227,432	Walt Disney Co.	25,874,939
273,188	Warner Bros Discovery, Inc.*	7,873,278
		433,772,697
	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
119,964	Agilent Technologies, Inc.	16,323,502
227,534	AstraZeneca PLC ADR	20,917,201
78,940	Charles River Laboratories International, Inc.*	15,746,951
119,660	Danaher Corp.	27,392,567
71,733	Eli Lilly & Co.	77,090,021
3,106,700	Haleon PLC	15,699,340
78,971	ICON PLC*	14,390,096
289,450	Merck & Co., Inc.	30,467,507
78,460	Natera, Inc.*	17,974,401
79,794	Neurocrine Biosciences, Inc.*	11,317,183
226,279	Sanofi SA ADR	10,965,480
		258,284,249
	Real Estate Management & Development - 0.1%
73,754	Zillow Group, Inc. Class C*	5,031,498
	Semiconductors & Semiconductor Equipment - 13.3%
34,884	Advanced Micro Devices, Inc.*	7,470,757
119,488	ARM Holdings PLC ADR*	13,061,233
23,916	ASML Holding NV	25,586,772
426,367	Broadcom, Inc.	147,565,619
1,298,548	NVIDIA Corp.	242,179,202
84,711	NXP Semiconductors NV	18,387,370
99,595	QUALCOMM, Inc.	17,035,725
145,795	Texas Instruments, Inc.	25,293,974
		496,580,652
	Software & Services - 9.8%
146,363	Accenture PLC Class A	39,269,193
10,772	AppLovin Corp. Class A*	7,258,389
34,612	Cloudflare, Inc. Class A*	6,823,756
26,851	Crowdstrike Holdings, Inc. Class A*	12,586,675
366,706	Dynatrace, Inc.*	15,893,038
35,506	Intuit, Inc.	23,519,884
410,784	Microsoft Corp.	198,663,358
129,415	Nutanix, Inc. Class A*	6,689,461
87,466	Oracle Corp.	17,047,998
143,853	Palantir Technologies, Inc. Class A*	25,569,871
23,922	Synopsys, Inc.*	11,236,642
		364,558,265
	Technology Hardware & Equipment - 7.6%
46,600	Amphenol Corp. Class A	6,297,524
851,312	Apple, Inc.	231,437,680
72,774	Arista Networks, Inc.*	9,535,577
37,683	Celestica, Inc.*	11,139,472
113,522	Corning, Inc.	9,939,986
161,445	Flex Ltd.*	9,754,507
92,271	Trimble, Inc.*	7,229,433
		285,334,179
	Telecommunication Services - 0.9%
159,822	T-Mobile U.S., Inc.	32,450,259
	Transportation - 0.4%
30,526	CH Robinson Worldwide, Inc.	4,907,360
177,337	Knight-Swift Transportation Holdings, Inc.	9,271,178
		14,178,538
	Utilities - 1.3%
185,998	Eversource Energy	12,523,246
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Utilities - 1.3% - (continued)
325,168	Exelon Corp.		$14,174,073
240,632	Sempra		21,245,399
			47,942,718
	Total Common Stocks (cost $2,414,591,533)		$3,670,760,025
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(3)		$55
	Total Convertible Preferred Stocks (cost $679,566)		$55
	Total Long-Term Investments (cost $2,415,271,099)		$3,670,760,080
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 13,874,197	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $13,877,141; collateralized by U.S. Treasury Bond at 4.63%, maturing 11/15/2055, with a market value of $14,151,682		$13,874,197
	Total Short-Term Investments (cost $13,874,197)		$13,874,197
	Total Investments (cost $2,429,145,296)	98.7%	$3,684,634,277
	Other Assets and Liabilities	1.3%	47,964,159
	Net Assets	100.0%	$3,732,598,436
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,151,849 or 0.4% of net assets.

The accompanying notes are an integral part of these financial statements.

12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	$679,566	$55
06/2015	Mammoth, Inc.	350,600	4,713,607	6,503,630
11/2013	Tory Burch LLC	115,140	9,024,247	6,648,164
			$14,417,420	$13,151,849

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at December 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	194	03/20/2026	$66,857,250	$(720,606)
Total futures contracts				$(720,606)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,670,760,025	$3,606,157,460	$51,450,771	$13,151,794
Convertible Preferred Stocks	55	—	—	55
Short-Term Investments	13,874,197	—	13,874,197	—
Total	$3,684,634,277	$3,606,157,460	$65,324,968	$13,151,849
Liabilities
Futures Contracts(2)	$(720,606)	$(720,606)	$—	$—
Total	$(720,606)	$(720,606)	$—	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

13

Hartford Disciplined Equity HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.7%
43,664	Tesla, Inc.*	$19,636,574
	Banks - 4.1%
225,922	JP Morgan Chase & Co.	72,796,587
530,599	Wells Fargo & Co.	49,451,827
		122,248,414
	Capital Goods - 8.8%
127,914	Builders FirstSource, Inc.*	13,161,071
70,056	Caterpillar, Inc.	40,132,981
161,981	Emerson Electric Co.	21,498,118
100,775	Ferguson Enterprises, Inc.	22,435,538
98,664	FTAI Aviation Ltd.	19,422,008
30,914	GE Vernova, Inc.	20,204,463
121,817	General Electric Co.	37,523,291
31,370	Parker-Hannifin Corp.	27,572,975
197,397	RTX Corp.	36,202,610
66,054	Trane Technologies PLC	25,708,217
		263,861,272
	Commercial & Professional Services - 0.7%
98,988	Republic Services, Inc.	20,978,527
	Consumer Discretionary Distribution & Retail - 7.8%
645,293	Amazon.com, Inc.*	148,946,530
7,753	AutoZone, Inc.*	26,294,300
120,945	Lowe's Cos., Inc.	29,167,096
91,681	Pool Corp.	20,972,029
51,960	TJX Cos., Inc.	7,981,576
38,805	Tory Burch LLC*(1)(2)	2,240,602
		235,602,133
	Consumer Services - 1.5%
330,228	Chipotle Mexican Grill, Inc.*	12,218,436
106,795	Marriott International, Inc. Class A	33,132,081
		45,350,517
	Consumer Staples Distribution & Retail - 2.8%
328,767	BJ's Wholesale Club Holdings, Inc.*	29,598,893
488,559	Walmart, Inc.	54,430,358
		84,029,251
	Energy - 2.6%
112,562	Expand Energy Corp.	12,422,342
376,027	Exxon Mobil Corp.	45,251,089
365,898	Williams Cos., Inc.	21,994,129
		79,667,560
	Equity Real Estate Investment Trusts (REITs) - 2.0%
141,359	Simon Property Group, Inc. REIT	26,166,965
183,238	Welltower, Inc. REIT	34,010,805
		60,177,770
	Financial Services - 7.5%
75,449	American Express Co.	27,912,358
43,040	Goldman Sachs Group, Inc.	37,832,160
195,167	Intercontinental Exchange, Inc.	31,609,247
161,341	KKR & Co., Inc.	20,567,751
328,394	Klarna Group PLC*	9,493,870
115,620	Mastercard, Inc. Class A	66,005,146
331,716	Nasdaq, Inc.	32,219,575
		225,640,107
	Food, Beverage & Tobacco - 2.8%
413,272	McCormick & Co., Inc.	28,147,956
213,266	Monster Beverage Corp.*	16,351,104
244,593	Philip Morris International, Inc.	39,232,717
		83,731,777
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Equipment & Services - 2.7%
320,051	Abbott Laboratories	$40,099,190
89,452	Cencora, Inc.	30,212,413
21,254	HCA Healthcare, Inc.	9,922,642
		80,234,245
	Insurance - 1.6%
91,078	Arthur J Gallagher & Co.	23,570,076
76,360	Chubb Ltd.	23,833,483
		47,403,559
	Materials - 1.8%
62,473	Linde PLC	26,637,862
86,688	Sherwin-Williams Co.	28,089,513
		54,727,375
	Media & Entertainment - 10.3%
612,297	Alphabet, Inc. Class A	191,648,961
121,123	Meta Platforms, Inc. Class A	79,952,081
389,170	Netflix, Inc.*	36,488,579
		308,089,621
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
66,584	Eli Lilly & Co.	71,556,493
277,878	Gilead Sciences, Inc.	34,106,746
189,517	Johnson & Johnson	39,220,543
34,233	United Therapeutics Corp.*	16,680,029
73,329	Vertex Pharmaceuticals, Inc.*	33,244,436
		194,808,247
	Semiconductors & Semiconductor Equipment - 12.8%
309,025	Broadcom, Inc.	106,953,553
27,952	KLA Corp.	33,963,916
1,311,374	NVIDIA Corp.	244,571,251
		385,488,720
	Software & Services - 9.6%
64,314	Cadence Design Systems, Inc.*	20,103,270
443,246	Microsoft Corp.	214,362,630
151,362	Oracle Corp.	29,501,967
3,397	Roper Technologies, Inc.	1,512,107
47,762	Tyler Technologies, Inc.*	21,681,560
		287,161,534
	Technology Hardware & Equipment - 9.8%
871,895	Apple, Inc.	237,033,375
248,167	Corning, Inc.	21,729,502
39,730	Motorola Solutions, Inc.	15,229,304
255,426	Trimble, Inc.*	20,012,627
		294,004,808
	Telecommunication Services - 0.9%
133,794	T-Mobile U.S., Inc.	27,165,534
	Utilities - 2.4%
145,535	Atmos Energy Corp.	24,396,032
423,540	Dominion Energy, Inc.	24,815,208
227,915	WEC Energy Group, Inc.	24,035,916
		73,247,156
	Total Common Stocks (cost $1,625,104,417)	$2,993,254,701
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(3)	$1,591,096
The accompanying notes are an integral part of these financial statements.

14

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.1% - (continued)
	Software & Services - 0.0%
287,204	Lookout, Inc. Series F*(1)(2)(3)		$1,125,840
	Total Convertible Preferred Stocks (cost $6,240,761)		$2,716,936
	Total Long-Term Investments (cost $1,631,345,178)		$2,995,971,637
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 2,184,924	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $2,185,388; collateralized by U.S. Treasury Note at 4.38%, maturing 07/15/2027, with a market value of $2,228,668		$2,184,924
	Total Short-Term Investments (cost $2,184,924)		$2,184,924
	Total Investments (cost $1,633,530,102)	99.9%	$2,998,156,561
	Other Assets and Liabilities	0.1%	4,228,301
	Net Assets	100.0%	$3,002,384,862
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $4,957,538 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$1,125,840
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	1,591,096
11/2013	Tory Burch LLC	38,805	3,041,403	2,240,602
			$9,282,164	$4,957,538

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,993,254,701	$2,991,014,099	$—	$2,240,602
Convertible Preferred Stocks	2,716,936	—	—	2,716,936
Short-Term Investments	2,184,924	—	2,184,924	—
Total	$2,998,156,561	$2,991,014,099	$2,184,924	$4,957,538

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

15

Hartford Dividend and Growth HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Banks - 7.7%
1,633,265	Bank of America Corp.	$89,829,575
108,494	JP Morgan Chase & Co.	34,958,937
1,356,416	Truist Financial Corp.	66,749,231
766,614	Wells Fargo & Co.	71,448,425
		262,986,168
	Capital Goods - 10.1%
152,928	Airbus SE	35,513,517
60,646	General Dynamics Corp.	20,417,082
119,370	Hubbell, Inc.	53,013,411
130,997	Lockheed Martin Corp.	63,359,319
638,837	Masco Corp.	40,540,596
506,287	Otis Worldwide Corp.	44,224,170
189,934	Vertiv Holdings Co. Class A	30,771,207
261,270	Westinghouse Air Brake Technologies Corp.	55,768,082
		343,607,384
	Consumer Discretionary Distribution & Retail - 4.5%
272,176	Amazon.com, Inc.*	62,823,664
278,016	Lowe's Cos., Inc.	67,046,339
157,305	TJX Cos., Inc.	24,163,621
		154,033,624
	Consumer Durables & Apparel - 0.9%
246,743	Tapestry, Inc.	31,526,353
	Consumer Services - 0.7%
77,746	Expedia Group, Inc.	22,026,219
	Consumer Staples Distribution & Retail - 1.3%
616,455	Sysco Corp.	45,426,569
	Energy - 5.5%
372,517	ConocoPhillips	34,871,316
1,879,409	Coterra Energy, Inc.	49,466,045
616,174	EQT Corp.	33,026,926
231,861	TotalEnergies SE(1)	15,168,347
934,718	Williams Cos., Inc.	56,185,899
		188,718,533
	Equity Real Estate Investment Trusts (REITs) - 3.0%
110,363	AvalonBay Communities, Inc. REIT	20,009,916
83,447	Public Storage REIT	21,654,496
325,924	Welltower, Inc. REIT	60,494,754
		102,159,166
	Financial Services - 8.4%
50,298	American Express Co.	18,607,745
49,186	Blackrock, Inc.	52,645,743
392,036	Intercontinental Exchange, Inc.	63,494,151
161,726	Morgan Stanley	28,711,217
142,049	S&P Global, Inc.	74,233,387
142,803	Visa, Inc. Class A	50,082,440
		287,774,683
	Food, Beverage & Tobacco - 3.5%
889,529	General Mills, Inc.	41,363,098
494,352	Philip Morris International, Inc.	79,294,061
		120,657,159
	Health Care Equipment & Services - 4.8%
49,502	HCA Healthcare, Inc.	23,110,504
151,602	Humana, Inc.	38,829,820
125,960	Labcorp Holdings, Inc.	31,600,845
208,716	UnitedHealth Group, Inc.	68,899,239
		162,440,408
	Household & Personal Products - 1.9%
1,009,356	Unilever PLC ADR(1)	66,011,882
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 2.7%
584,940	American International Group, Inc.	$50,041,617
218,798	Marsh & McLennan Cos., Inc.	40,591,405
		90,633,022
	Materials - 2.3%
3,904,519	Amcor PLC	32,563,688
85,900	Avery Dennison Corp.	15,623,492
474,391	BHP Group Ltd. ADR(1)	28,638,985
		76,826,165
	Media & Entertainment - 8.5%
652,601	Alphabet, Inc. Class A	204,264,113
643,723	Omnicom Group, Inc.	51,980,632
307,023	Walt Disney Co.	34,930,007
		291,174,752
	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
192,845	AbbVie, Inc.	44,063,153
351,361	AstraZeneca PLC ADR	32,300,617
249,336	Danaher Corp.	57,077,997
364,227	Gilead Sciences, Inc.	44,705,222
681,245	Merck & Co., Inc.	71,707,849
1,904,675	Pfizer, Inc.	47,426,407
		297,281,245
	Semiconductors & Semiconductor Equipment - 6.7%
83,782	Broadcom, Inc.	28,996,950
128,942	Micron Technology, Inc.	36,801,336
357,670	NXP Semiconductors NV	77,635,850
502,294	QUALCOMM, Inc.	85,917,389
		229,351,525
	Software & Services - 7.5%
618,664	Cognizant Technology Solutions Corp. Class A	51,349,112
261,053	Microsoft Corp.	126,250,452
73,863	Roper Technologies, Inc.	32,878,637
169,444	Salesforce, Inc.	44,887,410
		255,365,611
	Technology Hardware & Equipment - 4.7%
78,504	Apple, Inc.	21,342,098
1,257,341	Cisco Systems, Inc.	96,852,977
337,177	Dell Technologies, Inc. Class C	42,443,841
		160,638,916
	Transportation - 1.8%
550,667	Delta Air Lines, Inc.	38,216,290
111,995	JB Hunt Transport Services, Inc.	21,765,108
		59,981,398
	Utilities - 4.4%
357,421	Duke Energy Corp.	41,893,315
1,193,262	Exelon Corp.	52,014,291
639,397	Sempra	56,452,361
		150,359,967
	Total Common Stocks (cost $2,320,195,662)	$3,398,980,749
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.1%
$ 2,050,574	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $2,051,009; collateralized by U.S. Treasury Bond at 4.63%, maturing 11/15/2055, with a market value of $2,091,637	$2,050,574
The accompanying notes are an integral part of these financial statements.

16

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.4% - (continued)
	Securities Lending Collateral - 1.3%
45,234,710	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(2)		$45,234,710
	Total Short-Term Investments (cost $47,285,284)		$47,285,284
	Total Investments (cost $2,367,480,946)	101.0%	$3,446,266,033
	Other Assets and Liabilities	(1.0)%	(33,428,373)
	Net Assets	100.0%	$3,412,837,660
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,398,980,749	$3,363,467,232	$35,513,517	$—
Short-Term Investments	47,285,284	45,234,710	2,050,574	—
Total	$3,446,266,033	$3,408,701,942	$37,564,091	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

17

Hartford Healthcare HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Biotechnology - 22.8%
21,228	AbbVie, Inc.	$4,850,386
1,986	Alnylam Pharmaceuticals, Inc.*	789,733
20,657	Apellis Pharmaceuticals, Inc.*	518,904
6,028	Apogee Therapeutics, Inc.*	454,993
26,903	Arcus Biosciences, Inc.*	641,099
1,475	Argenx SE ADR*	1,240,401
3,519	Ascendis Pharma AS ADR*	750,392
7,118	Biogen, Inc.*	1,252,697
22,221	Celldex Therapeutics, Inc.*	603,522
1,300	CG oncology, Inc.*	53,976
9,927	Cytokinetics, Inc.*	630,762
9,796	Dianthus Therapeutics, Inc.*	403,693
5,765	Disc Medicine, Inc.*	457,799
5,800	GenFleet Therapeutics Shanghai, Inc. Class H*	17,722
12,125	Immunocore Holdings PLC ADR*(1)	420,859
2,300	Incyte Corp.*	227,171
11,428	Ionis Pharmaceuticals, Inc.*	904,069
8,372	Kymera Therapeutics, Inc.*	651,425
1,275	Madrigal Pharmaceuticals, Inc.*	742,484
5,952	Mirum Pharmaceuticals, Inc.*	470,148
2,916	Natera, Inc.*	668,026
9,285	Newamsterdam Pharma Co. NV*	325,718
4,103	Nuvalent, Inc. Class A*	412,721
6,254	Protagonist Therapeutics, Inc.*	546,224
6,614	PTC Therapeutics, Inc.*	502,399
7,924	Revolution Medicines, Inc.*	631,147
7,975	Scholar Rock Holding Corp.*	351,299
11,658	Soleno Therapeutics, Inc.*	539,765
3,149	United Therapeutics Corp.*	1,534,350
9,730	Vaxcyte, Inc.*	448,942
7,056	Vertex Pharmaceuticals, Inc.*	3,198,908
16,993	Viridian Therapeutics, Inc.*	528,822
11,984	Xenon Pharmaceuticals, Inc.*	537,123
		26,307,679
	Health Care Distributors - 4.3%
8,387	Cardinal Health, Inc.	1,723,528
9,432	Cencora, Inc.	3,185,658
		4,909,186
	Health Care Equipment - 17.1%
23,276	Abbott Laboratories	2,916,250
28,295	Boston Scientific Corp.*	2,697,928
40,381	Edwards Lifesciences Corp.*	3,442,480
5,601	Inspire Medical Systems, Inc.*	516,580
8,079	Intuitive Surgical, Inc.*	4,575,623
33,264	Medtronic PLC	3,195,340
4,112	STERIS PLC	1,042,474
3,708	Stryker Corp.	1,303,251
		19,689,926
	Health Care Facilities - 2.5%
28,402	Acadia Healthcare Co., Inc.*	403,024
7,061	Encompass Health Corp.	749,455
3,623	HCA Healthcare, Inc.	1,691,434
		2,843,913
	Health Care Services - 2.7%
21,045	CVS Health Corp.	1,670,131
2,811	Labcorp Holdings, Inc.	705,224
22,577	Option Care Health, Inc.*	719,303
		3,094,658
	Health Care Technology - 0.1%
5,499	HeartFlow, Inc.*	160,296
	Life Sciences Tools & Services - 9.4%
14,523	Adaptive Biotechnologies Corp.*	235,854
12,494	Agilent Technologies, Inc.	1,700,059
67,131	Avantor, Inc.*	769,321
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Life Sciences Tools & Services - 9.4% - (continued)
12,458	Bio-Techne Corp.		$732,655
15,661	Danaher Corp.		3,585,116
3,533	ICON PLC*		643,783
12,495	Qiagen NV		561,900
4,616	Thermo Fisher Scientific, Inc.		2,674,741
			10,903,429
	Managed Health Care - 7.7%
32,047	Alignment Healthcare, Inc.*		632,928
5,977	Elevance Health, Inc.		2,095,237
18,752	UnitedHealth Group, Inc.		6,190,223
			8,918,388
	Pharmaceuticals - 31.9%
12,487	AstraZeneca PLC ADR		1,147,930
15,121	Bristol-Myers Squibb Co.		815,627
9,424	Crinetics Pharmaceuticals, Inc.*		438,687
31,530	Elanco Animal Health, Inc.*		713,524
14,717	Eli Lilly & Co.		15,816,066
4,659	Galderma Group AG		948,725
59,241	GSK PLC		1,452,424
45,725	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H*(1)		419,190
26,614	Johnson & Johnson		5,507,767
60,254	Merck & Co., Inc.		6,342,336
25,652	Oculis Holding AG*		512,270
21,196	Pharvaris NV*		588,189
8,227	Structure Therapeutics, Inc. ADR*		572,188
5,729	UCB SA		1,596,251
			36,871,174
	Total Common Stocks (cost $72,058,162)		$113,698,649
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)(3)(4)		$903
	Total Rights (cost $903)		$903
	Total Long-Term Investments (cost $72,059,065)		$113,699,552
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.4%
$ 456,747	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $456,844; collateralized by U.S. Treasury Note at 4.38%, maturing 07/15/2027, with a market value of $466,054		$456,747
	Securities Lending Collateral - 0.1%
138,450	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(5)		138,450
	Total Short-Term Investments (cost $595,197)		$595,197
	Total Investments (cost $72,654,262)	99.0%	$114,294,749
	Other Assets and Liabilities	1.0%	1,125,191
	Net Assets	100.0%	$115,419,940
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

18

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$113,698,649	$109,282,059	$4,416,590	$—
Rights	903	—	—	903
Short-Term Investments	595,197	138,450	456,747	—
Total	$114,294,749	$109,420,509	$4,873,337	$903

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

19

Hartford International Opportunities HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Belgium - 1.2%
73,983	KBC Group NV	$9,635,246
	Brazil - 1.5%
283,976	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,836,093
2,791	MercadoLibre, Inc.*	5,621,799
11,300	TIM SA	43,855
		12,501,747
	Canada - 5.8%
467,516	Cenovus Energy, Inc.(1)	7,909,163
113,076	RB Global, Inc.(1)	11,641,666
98,570	Royal Bank of Canada	16,804,047
75,282	Shopify, Inc. Class A*	12,121,469
		48,476,345
	Chile - 1.0%
375,197	Lundin Mining Corp.(1)	8,064,050
	China - 6.5%
1,080,474	ENN Energy Holdings Ltd.	9,610,692
509,681	Full Truck Alliance Co. Ltd. ADR	5,468,877
437,377	KE Holdings, Inc. ADR	6,893,061
310,613	Tencent Holdings Ltd.	23,837,539
119,100	Trip.com Group Ltd.	8,539,635
		54,349,804
	France - 7.4%
173,756	Accor SA	9,795,740
47,337	Airbus SE	10,992,777
101,960	Cie de Saint-Gobain SA	10,368,504
173,574	Klepierre SA REIT	6,867,504
561,655	Orange SA	9,372,087
176,921	Societe Generale SA	14,242,844
		61,639,456
	Germany - 12.0%
48,109	adidas AG	9,520,098
31,843	Allianz SE	14,723,477
303,238	Deutsche Telekom AG	9,870,716
603,954	E.ON SE	11,435,820
151,798	Infineon Technologies AG	6,623,089
4,517	Rheinmetall AG	8,240,787
60,515	SAP SE	14,703,241
50,662	Siemens AG	14,189,229
77,997	Siemens Energy AG*	10,942,086
		100,248,543
	Hong Kong - 2.6%
1,295,285	AIA Group Ltd.	13,332,489
161,020	Hong Kong Exchanges & Clearing Ltd.	8,424,784
		21,757,273
	India - 2.5%
1,160,599	HDFC Bank Ltd.	12,821,012
457,433	Reliance Industries Ltd.	8,004,444
		20,825,456
	Indonesia - 1.0%
17,501,120	Bank Central Asia Tbk. PT	8,451,232
	Israel - 1.1%
305,248	Teva Pharmaceutical Industries Ltd. ADR*	9,526,790
	Italy - 4.0%
18,537	Ferrari NV	6,888,611
105,131	Ryanair Holdings PLC ADR	7,589,407
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Italy - 4.0% - (continued)
2,507,605	Saipem SpA(1)	$7,099,019
141,006	UniCredit SpA	11,679,060
		33,256,097
	Japan - 14.0%
134,200	Chugai Pharmaceutical Co. Ltd.	7,040,341
50,100	Daikin Industries Ltd.	6,407,380
20,400	Fast Retailing Co. Ltd.	7,396,801
26,400	Hikari Tsushin, Inc.	7,397,250
905,505	ITOCHU Corp.	11,442,695
595,100	Kansai Electric Power Co., Inc.	9,345,855
24,022	Keyence Corp.	8,689,351
1,002,220	Mitsubishi UFJ Financial Group, Inc.	15,906,305
870,626	Mitsui Fudosan Co. Ltd.	9,894,030
126,500	Nomura Research Institute Ltd.	4,813,908
1,163,800	Rakuten Group, Inc.*	7,457,592
88,404	SoftBank Group Corp.	2,480,025
457,800	Sony Group Corp.	11,743,014
245,700	Sumitomo Mitsui Trust Group, Inc.	7,487,669
		117,502,216
	Mexico - 1.0%
724,089	Cemex SAB de CV ADR	8,319,783
	Netherlands - 2.3%
18,035	ASML Holding NV	19,433,076
	Singapore - 1.7%
44,372	Sea Ltd. ADR*	5,660,536
2,430,144	Singapore Telecommunications Ltd.	8,597,845
		14,258,381
	South Africa - 1.4%
293,644	Anglo American PLC	12,145,851
	South Korea - 4.3%
506,463	KT Corp. ADR	9,607,603
137,703	Shinhan Financial Group Co. Ltd.	7,332,648
41,269	SK Hynix, Inc.	18,689,815
		35,630,066
	Spain - 0.7%
80,458	Amadeus IT Group SA	5,954,777
	Switzerland - 3.7%
43,475	Cie Financiere Richemont SA Class A	9,375,424
37,233	Galderma Group AG	7,581,855
312,320	UBS Group AG	14,421,241
		31,378,520
	Taiwan - 5.4%
488,000	Quanta Computer, Inc.	4,214,800
831,806	Taiwan Semiconductor Manufacturing Co. Ltd.	40,889,300
		45,104,100
	United Kingdom - 12.9%
93,000	AstraZeneca PLC	17,210,514
329,745	BAE Systems PLC	7,589,101
1,034,244	Barratt Redrow PLC	5,313,105
216,911	British American Tobacco PLC	12,296,831
297,882	Imperial Brands PLC	12,508,122
7,876,006	Lloyds Banking Group PLC	10,417,705
74,290	London Stock Exchange Group PLC	8,936,236
111,170	Reckitt Benckiser Group PLC	8,995,805
452,648	Standard Chartered PLC	11,044,809
215,433	Unilever PLC	14,075,791
		108,388,019
The accompanying notes are an integral part of these financial statements.

20

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.0% - (continued)
	United States - 5.0%
148,552	GFL Environmental, Inc.		$6,380,309
435,115	GSK PLC		10,667,808
1,713,421	Haleon PLC		8,658,570
439,687	Shell PLC		16,287,788
			41,994,475
	Total Common Stocks (cost $568,146,152)		$828,841,303
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $568,146,152)		$828,841,303
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.2%
$ 1,278,570	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $1,278,841; collateralized by U.S. Treasury Note at 4.38%, maturing 07/15/2027, with a market value of $1,304,162		$1,278,570
	Securities Lending Collateral - 0.5%
4,518,237	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(4)		4,518,237
	Total Short-Term Investments (cost $5,796,807)		$5,796,807
	Total Investments (cost $573,942,959)	99.7%	$834,638,110
	Other Assets and Liabilities	0.3%	2,699,089
	Net Assets	100.0%	$837,337,199
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$828,841,303	$121,608,560	$707,232,743	$—
Warrants	—	—	—	—
Short-Term Investments	5,796,807	4,518,237	1,278,570	—
Total	$834,638,110	$126,126,797	$708,511,313	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

21

Hartford MidCap HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Capital Goods - 18.8%
39,008	Acuity, Inc.	$14,044,440
31,974	Axon Enterprise, Inc.*	18,158,995
48,170	Builders FirstSource, Inc.*	4,956,211
6,889	EMCOR Group, Inc.	4,214,621
471,618	Fastenal Co.	18,926,030
53,756	FTAI Aviation Ltd.	10,581,869
105,537	Graco, Inc.	8,650,868
46,377	HEICO Corp. Class A	11,706,946
102,925	Howmet Aerospace, Inc.	21,101,684
79,872	Ingersoll Rand, Inc.	6,327,460
104,819	Vertiv Holdings Co. Class A	16,981,726
		135,650,850
	Commercial & Professional Services - 7.6%
65,201	Clean Harbors, Inc.*	15,288,330
370,052	Rollins, Inc.	22,210,521
99,896	TransUnion	8,566,082
37,939	Verisk Analytics, Inc.	8,486,575
		54,551,508
	Consumer Discretionary Distribution & Retail - 6.4%
59,404	Boot Barn Holdings, Inc.*	10,483,024
47,661	Carvana Co.*	20,113,895
123,294	O'Reilly Automotive, Inc.*	11,245,646
17,284	Pool Corp.	3,953,715
		45,796,280
	Consumer Durables & Apparel - 3.8%
145,887	Deckers Outdoor Corp.*	15,124,105
1,693	NVR, Inc.*	12,346,660
		27,470,765
	Consumer Services - 6.8%
115,039	Compass Group PLC ADR	3,680,098
45,240	DoorDash, Inc. Class A*	10,245,955
116,324	Hyatt Hotels Corp. Class A	18,649,064
46,938	Royal Caribbean Cruises Ltd.	13,091,947
12,570	Wingstop, Inc.	2,997,819
		48,664,883
	Consumer Staples Distribution & Retail - 1.5%
19,657	Casey's General Stores, Inc.	10,864,620
	Energy - 2.1%
83,769	Targa Resources Corp.	15,455,381
	Equity Real Estate Investment Trusts (REITs) - 0.7%
40,957	Lamar Advertising Co. Class A, REIT	5,184,337
	Financial Services - 6.9%
320,577	Interactive Brokers Group, Inc. Class A	20,616,307
765,713	Rocket Cos., Inc. Class A	14,824,204
133,038	Tradeweb Markets, Inc. Class A	14,306,906
		49,747,417
	Health Care Equipment & Services - 3.0%
15,859	IDEXX Laboratories, Inc.*	10,729,089
18,536	STERIS PLC	4,699,247
26,476	Veeva Systems, Inc. Class A*	5,910,237
		21,338,573
	Insurance - 1.2%
4,043	Markel Group, Inc.*	8,691,035
	Media & Entertainment - 8.1%
72,205	Live Nation Entertainment, Inc.*	10,289,212
83,111	Reddit, Inc. Class A*	19,104,726
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Media & Entertainment - 8.1% - (continued)
199,451	ROBLOX Corp. Class A*		$16,161,515
48,633	Take-Two Interactive Software, Inc.*		12,451,507
			58,006,960
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
60,586	Bio-Techne Corp.		3,563,063
6,809	Mettler-Toledo International, Inc.*		9,493,040
98,926	Natera, Inc.*		22,662,957
67,814	Tempus AI, Inc.*(1)		4,004,417
40,093	Waters Corp.*		15,228,524
			54,952,001
	Semiconductors & Semiconductor Equipment - 4.4%
75,290	MKS, Inc.		12,031,342
21,743	Monolithic Power Systems, Inc.		19,706,985
			31,738,327
	Software & Services - 11.7%
178,277	Clearwater Analytics Holdings, Inc. Class A*		4,300,041
134,029	Cloudflare, Inc. Class A*		26,423,817
1,902	Constellation Software, Inc.		4,574,888
51,189	Datadog, Inc. Class A*		6,961,192
16,389	Guidewire Software, Inc.*		3,294,353
12,965	HubSpot, Inc.*		5,202,855
199,567	Procore Technologies, Inc.*		14,516,504
298,560	Unity Software, Inc.*		13,187,395
53,808	Wix.com Ltd.*		5,590,113
			84,051,158
	Technology Hardware & Equipment - 4.5%
51,781	Celestica, Inc.*		15,306,981
191,880	Flex Ltd.*		11,593,390
74,212	Trimble, Inc.*		5,814,510
			32,714,881
	Telecommunication Services - 0.9%
88,737	AST SpaceMobile, Inc.*(1)		6,444,968
	Utilities - 2.2%
96,723	Vistra Corp.		15,604,322
	Total Common Stocks (cost $579,516,458)		$706,928,266
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.3%
$ 2,638,060	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $2,638,620; collateralized by U.S. Treasury Note at 4.38%, maturing 07/15/2027, with a market value of $2,690,962		$2,638,060
	Securities Lending Collateral - 1.5%
10,674,516	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(2)		10,674,516
	Total Short-Term Investments (cost $13,312,576)		$13,312,576
	Total Investments (cost $592,829,034)	100.0%	$720,240,842
	Other Assets and Liabilities	(0.0)%	(163,232)
	Net Assets	100.0%	$720,077,610
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

22

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$706,928,266	$706,928,266	$—	$—
Short-Term Investments	13,312,576	10,674,516	2,638,060	—
Total	$720,240,842	$717,602,782	$2,638,060	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

23

Hartford Small Cap Growth HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 1.6%
41,157	Dorman Products, Inc.*	$5,070,131
35,482	Patrick Industries, Inc.	3,847,313
		8,917,444
	Banks - 1.3%
102,786	Cadence Bank	4,403,352
49,170	Synovus Financial Corp.	2,460,959
		6,864,311
	Capital Goods - 18.2%
44,581	AAON, Inc.(1)	3,399,301
20,409	AeroVironment, Inc.*	4,936,733
209,562	Archer Aviation, Inc. Class A*	1,575,906
48,529	ATI, Inc.*	5,569,188
95,721	Atmus Filtration Technologies, Inc.	4,968,877
33,151	AZZ, Inc.	3,553,124
83,923	Bloom Energy Corp. Class A*	7,292,069
22,405	Boise Cascade Co.	1,649,008
13,602	Carpenter Technology Corp.	4,282,454
19,417	DXP Enterprises, Inc.*	2,131,792
105,392	Eos Energy Enterprises, Inc.*	1,207,792
18,469	ESCO Technologies, Inc.	3,608,658
44,107	FTAI Aviation Ltd.	8,682,463
428,964	Hillman Solutions Corp.*	3,714,828
41,479	Loar Holdings, Inc.*	2,820,572
50,199	Modine Manufacturing Co.*	6,702,068
25,981	Moog, Inc. Class A	6,327,673
17,033	MYR Group, Inc.*	3,721,711
63,171	Nextpower, Inc. Class A*	5,502,826
43,963	Primoris Services Corp.	5,457,567
35,260	SPX Technologies, Inc.*	7,054,116
40,923	Transcat, Inc.*	2,321,562
12,865	WESCO International, Inc.	3,147,294
		99,627,582
	Commercial & Professional Services - 5.0%
31,686	Casella Waste Systems, Inc. Class A*	3,103,327
87,938	CBIZ, Inc.*	4,436,472
15,332	Clean Harbors, Inc.*	3,595,047
17,593	Huron Consulting Group, Inc.*	3,042,006
40,627	Innodata, Inc.*	2,069,946
188,111	Upwork, Inc.*	3,728,360
317,837	Verra Mobility Corp.*	7,122,727
		27,097,885
	Consumer Discretionary Distribution & Retail - 2.3%
19,917	Boot Barn Holdings, Inc.*	3,514,753
99,544	National Vision Holdings, Inc.*	2,570,226
27,975	Ollie's Bargain Outlet Holdings, Inc.*	3,066,340
14,270	Pool Corp.	3,264,262
		12,415,581
	Consumer Durables & Apparel - 2.0%
9,619	Installed Building Products, Inc.	2,495,072
62,545	Kontoor Brands, Inc.	3,820,874
75,148	Smith Douglas Homes Corp.*(1)	1,260,232
70,921	YETI Holdings, Inc.*	3,132,581
		10,708,759
	Consumer Services - 3.8%
29,438	Adtalem Global Education, Inc.*	3,045,950
297,628	Genius Sports Ltd.*	3,279,861
26,904	Hyatt Hotels Corp. Class A	4,313,249
136,401	Life Time Group Holdings, Inc.*	3,625,539
26,529	Navan, Inc. Class A*	453,115
305,523	Super Group SGHC Ltd.	3,651,000
99,594	Universal Technical Institute, Inc.*	2,602,391
		20,971,105
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Consumer Staples Distribution & Retail - 1.5%
42,879	BJ's Wholesale Club Holdings, Inc.*	$3,860,396
71,962	Chefs' Warehouse, Inc.*	4,485,392
		8,345,788
	Energy - 2.0%
60,093	Cactus, Inc. Class A	2,745,048
1,781	Centrus Energy Corp. Class A*(1)	432,356
53,711	Energy Fuels, Inc.*	780,958
13,648	Gulfport Energy Corp.*	2,838,648
338,149	TETRA Technologies, Inc.*	3,168,456
71,206	Uranium Energy Corp.*	831,686
		10,797,152
	Equity Real Estate Investment Trusts (REITs) - 1.4%
121,752	CareTrust, Inc. REIT	4,402,552
164,237	Urban Edge Properties REIT	3,151,708
		7,554,260
	Financial Services - 7.6%
13,014	Dave, Inc.*	2,881,430
10,740	Evercore, Inc. Class A	3,654,285
45,052	FirstCash Holdings, Inc.	7,180,388
28,103	Hamilton Lane, Inc. Class A	3,774,514
153,815	Marex Group PLC	5,900,343
195,997	Perella Weinberg Partners	3,390,748
170,493	Remitly Global, Inc.*	2,352,803
12,268	Sezzle, Inc.*(1)	778,711
69,919	StepStone Group, Inc. Class A	4,486,702
50,768	Stifel Financial Corp.	6,357,169
66,233	Wealthfront Corp.*	900,107
		41,657,200
	Food, Beverage & Tobacco - 1.7%
24,899	Freshpet, Inc.*	1,517,096
41,197	Turning Point Brands, Inc.	4,465,755
64,419	Vita Coco Co., Inc.*	3,414,851
		9,397,702
	Health Care Equipment & Services - 8.4%
85,079	Acadia Healthcare Co., Inc.*	1,207,271
203,330	Alignment Healthcare, Inc.*	4,015,768
87,796	AtriCure, Inc.*	3,473,210
52,414	Ensign Group, Inc.	9,130,519
26,529	GeneDx Holdings Corp.*	3,450,362
16,869	Guardant Health, Inc.*	1,723,000
46,953	HealthEquity, Inc.*	4,301,364
43,003	Hims & Hers Health, Inc.*	1,396,307
19,731	Inspire Medical Systems, Inc.*	1,819,790
25,980	iRhythm Technologies, Inc.*	4,609,891
60,856	Merit Medical Systems, Inc.*	5,363,848
54,498	RadNet, Inc.*	3,888,432
12,576	TransMedics Group, Inc.*(1)	1,529,870
		45,909,632
	Insurance - 1.1%
94,042	SiriusPoint Ltd.*	2,058,579
1,855	White Mountains Insurance Group Ltd.	3,854,746
		5,913,325
	Materials - 1.5%
25,063	Cabot Corp.	1,661,176
166,551	Ivanhoe Electric, Inc.*	2,661,485
184,755	James Hardie Industries PLC ADR*	3,833,666
		8,156,327
	Media & Entertainment - 1.7%
136,642	Cargurus, Inc.*	5,240,221
145,293	Magnite, Inc.*	2,358,105
149,361	MNTN, Inc. Class A*	1,783,370
		9,381,696
The accompanying notes are an integral part of these financial statements.

24

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 15.5%
61,614	Alkermes PLC*	$1,723,960
30,138	Apogee Therapeutics, Inc.*	2,274,816
60,515	Avidity Biosciences, Inc.*	4,364,947
30,438	Axsome Therapeutics, Inc.*	5,559,196
84,352	Bridgebio Pharma, Inc.*	6,452,085
62,514	Celldex Therapeutics, Inc.*	1,697,880
64,940	CG oncology, Inc.*	2,696,309
94,667	Cogent Biosciences, Inc.*	3,362,572
73,308	Crinetics Pharmaceuticals, Inc.*	3,412,487
36,295	Cytokinetics, Inc.*	2,306,184
36,433	Disc Medicine, Inc.*	2,893,145
32,078	Ionis Pharmaceuticals, Inc.*	2,537,691
74,279	Janux Therapeutics, Inc.*	1,025,050
34,970	Kymera Therapeutics, Inc.*	2,721,016
9,222	Madrigal Pharmaceuticals, Inc.*	5,370,339
40,271	Mirum Pharmaceuticals, Inc.*	3,181,006
32,655	Nuvalent, Inc. Class A*	3,284,766
48,468	Protagonist Therapeutics, Inc.*	4,233,195
52,989	PTC Therapeutics, Inc.*	4,025,044
23,441	Revolution Medicines, Inc.*	1,867,076
62,730	Scholar Rock Holding Corp.*	2,763,257
48,308	Soleno Therapeutics, Inc.*	2,236,660
53,502	Spyre Therapeutics, Inc.*	1,752,726
34,536	Structure Therapeutics, Inc. ADR*	2,401,979
69,528	Travere Therapeutics, Inc.*	2,656,665
30,525	Ultragenyx Pharmaceutical, Inc.*	702,075
30,202	Vaxcyte, Inc.*	1,393,520
87,443	Veracyte, Inc.*	3,681,350
53,471	Vericel Corp.*	1,925,491
		84,502,487
	Semiconductors & Semiconductor Equipment - 6.2%
31,005	Cirrus Logic, Inc.*	3,674,092
70,539	Credo Technology Group Holding Ltd.*	10,149,857
14,209	MACOM Technology Solutions Holdings, Inc.*	2,433,717
30,771	MKS, Inc.	4,917,206
50,760	Rambus, Inc.*	4,664,336
104,679	Rigetti Computing, Inc.*	2,318,640
16,377	SiTime Corp.*	5,784,193
		33,942,041
	Software & Services - 8.0%
120,611	ACI Worldwide, Inc.*	5,766,412
26,632	Agilysys, Inc.*	3,164,947
64,400	Applied Digital Corp.*(1)	1,579,088
147,651	AvePoint, Inc.*	2,050,872
49,470	Bill Holdings, Inc.*	2,698,094
205,284	CCC Intelligent Solutions Holdings, Inc.*	1,632,008
186,807	Clearwater Analytics Holdings, Inc. Class A*	4,505,785
27,340	Commvault Systems, Inc.*	3,427,342
55,965	D-Wave Quantum, Inc.*(1)	1,463,485
64,504	Intapp, Inc.*	2,955,573
253,166	Porch Group, Inc.*	2,311,406
102,170	Riot Platforms, Inc.*	1,294,494
240,854	Terawulf, Inc.*(1)	2,767,412
51,396	Unity Software, Inc.*	2,270,161
96,277	Vertex, Inc. Class A*	1,922,652
187,387	Zeta Global Holdings Corp. Class A*	3,813,325
		43,623,056
	Technology Hardware & Equipment - 5.9%
10,615	Advanced Energy Industries, Inc.	2,222,463
29,465	Coherent Corp.*	5,438,355
11,348	Fabrinet*	5,166,517
23,789	Insight Enterprises, Inc.*	1,938,090
70,590	IonQ, Inc.*(1)	3,167,373
55,862	Mirion Technologies, Inc.*	1,308,288
95,717	Napco Security Technologies, Inc.	3,991,399
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.9% - (continued)
	Technology Hardware & Equipment - 5.9% - (continued)
28,365	Sanmina Corp.*		$4,256,736
263,149	Viavi Solutions, Inc.*		4,689,315
			32,178,536
	Transportation - 1.5%
544,199	FTAI Infrastructure, Inc.		2,508,757
140,029	RXO, Inc.*		1,769,967
21,474	Ryder System, Inc.		4,109,909
			8,388,633
	Utilities - 0.7%
29,555	Chesapeake Utilities Corp.		3,687,282
5,875	Oklo, Inc.*		421,590
			4,108,872
	Total Common Stocks (cost $411,276,503)		$540,459,374
EXCHANGE-TRADED FUNDS - 1.0%
	Other Investment Pools & Funds - 1.0%
17,096	iShares Russell 2000 Growth ETF (1)		$5,522,179
	Total Exchange-Traded Funds (cost $5,644,683)		$5,522,179
	Total Long-Term Investments (cost $416,921,186)		$545,981,553
SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 0.1%
$ 346,267	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $346,340; collateralized by U.S. Treasury Note at 4.38%, maturing 07/15/2027, with a market value of $353,202		$346,267
	Securities Lending Collateral - 2.2%
12,073,029	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(2)		12,073,029
	Total Short-Term Investments (cost $12,419,296)		$12,419,296
	Total Investments (cost $429,340,482)	102.2%	$558,400,849
	Other Assets and Liabilities	(2.2)%	(11,900,802)
	Net Assets	100.0%	$546,500,047
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

25

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
December 31, 2025

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$540,459,374	$540,459,374	$—	$—
Exchange-Traded Funds	5,522,179	5,522,179	—	—
Short-Term Investments	12,419,296	12,073,029	346,267	—
Total	$558,400,849	$558,054,582	$346,267	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Small Company HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.6%
26,954	Visteon Corp.	$2,563,325
	Banks - 3.2%
167,735	Cadence Bank	7,185,767
206,236	Seacoast Banking Corp. of Florida	6,479,935
		13,665,702
	Capital Goods - 17.4%
21,005	Acuity, Inc.	7,562,640
230,843	Ameresco, Inc. Class A*	6,761,392
25,043	Applied Industrial Technologies, Inc.	6,430,291
20,341	Bloom Energy Corp. Class A*	1,767,430
3,600	Comfort Systems USA, Inc.	3,359,844
11,879	Curtiss-Wright Corp.	6,548,536
42,040	DXP Enterprises, Inc.*	4,615,572
23,452	Kratos Defense & Security Solutions, Inc.*	1,780,241
41,765	Modine Manufacturing Co.*	5,576,045
93,529	Nextpower, Inc. Class A*	8,147,311
65,144	Rush Enterprises, Inc. Class A	3,513,867
105,721	StandardAero, Inc.*	3,032,078
37,810	Voyager Technologies, Inc. Class A*(1)	988,354
79,364	Xometry, Inc. Class A*	4,719,777
198,817	Zurn Elkay Water Solutions Corp.	9,243,002
		74,046,380
	Commercial & Professional Services - 5.7%
62,108	Casella Waste Systems, Inc. Class A*	6,082,858
162,802	ExlService Holdings, Inc.*	6,909,317
36,486	TriNet Group, Inc.	2,157,417
405,991	Verra Mobility Corp.*	9,098,258
		24,247,850
	Consumer Discretionary Distribution & Retail - 3.9%
29,362	Boot Barn Holdings, Inc.*	5,181,512
28,720	Five Below, Inc.*	5,409,699
32,518	Ollie's Bargain Outlet Holdings, Inc.*	3,564,298
43,094	Tory Burch LLC*(2)(3)	2,488,250
		16,643,759
	Consumer Durables & Apparel - 1.6%
80,368	Champion Homes, Inc.*	6,791,096
	Consumer Services - 3.2%
578,324	Genius Sports Ltd.*	6,373,131
161,993	Life Time Group Holdings, Inc.*	4,305,774
32,522	Stride, Inc.*	2,111,653
4,068	Wingstop, Inc.	970,177
		13,760,735
	Energy - 1.7%
55,134	Cactus, Inc. Class A	2,518,521
125,542	Viper Energy, Inc. Class A	4,849,687
		7,368,208
	Equity Real Estate Investment Trusts (REITs) - 3.4%
178,904	American Healthcare, Inc. REIT	8,419,222
173,537	Phillips Edison & Co., Inc. REIT	6,172,711
		14,591,933
	Financial Services - 2.9%
7,490	Dave, Inc.*	1,658,361
153,391	HA Sustainable Infrastructure Capital, Inc.	4,821,079
34,130	PJT Partners, Inc. Class A	5,706,536
		12,185,976
	Food, Beverage & Tobacco - 1.8%
143,477	Vita Coco Co., Inc.*	7,605,716
	Health Care Equipment & Services - 10.7%
391,220	Alignment Healthcare, Inc.*	7,726,595
26,345	Ensign Group, Inc.	4,589,299
37,820	GeneDx Holdings Corp.*	4,918,869
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Health Care Equipment & Services - 10.7% - (continued)
28,225	Glaukos Corp.*	$3,186,885
101,982	Guardian Pharmacy Services, Inc. Class A*	3,068,638
61,015	HealthEquity, Inc.*	5,589,584
43,554	Hims & Hers Health, Inc.*(1)	1,414,198
59,384	Hinge Health, Inc. Class A*	2,758,387
12,761	Inspire Medical Systems, Inc.*	1,176,947
18,804	Lantheus Holdings, Inc.*	1,251,406
128,273	PACS Group, Inc.*	4,924,401
39,590	TransMedics Group, Inc.*(1)	4,816,124
		45,421,333
	Household & Personal Products - 0.3%
33,944	Oddity Tech Ltd. Class A*	1,363,870
	Insurance - 2.1%
126,593	Beazley PLC	1,415,638
341,956	SiriusPoint Ltd.*	7,485,417
		8,901,055
	Materials - 2.2%
55,052	Cabot Corp.	3,648,846
224,733	James Hardie Industries PLC ADR*	4,663,210
25,435	MP Materials Corp.*(1)	1,284,976
		9,597,032
	Media & Entertainment - 1.1%
119,816	Cargurus, Inc.*	4,594,944
	Pharmaceuticals, Biotechnology & Life Sciences - 18.6%
113,574	Adaptive Biotechnologies Corp.*	1,844,442
200,437	Amicus Therapeutics, Inc.*	2,854,223
56,955	Apellis Pharmaceuticals, Inc.*	1,430,710
39,794	Apogee Therapeutics, Inc.*	3,003,651
74,192	Avidity Biosciences, Inc.*	5,351,469
24,847	Axsome Therapeutics, Inc.*	4,538,056
30,626	Bridgebio Pharma, Inc.*	2,342,583
25,984	Celcuity, Inc.*	2,591,644
85,431	Celldex Therapeutics, Inc.*	2,320,306
57,281	CG oncology, Inc.*	2,378,307
37,468	Cogent Biosciences, Inc.*	1,330,863
77,661	Crinetics Pharmaceuticals, Inc.*	3,615,119
30,737	Cytokinetics, Inc.*	1,953,029
50,566	Disc Medicine, Inc.*	4,015,446
29,421	Insmed, Inc.*	5,120,431
38,655	Kymera Therapeutics, Inc.*	3,007,746
48,423	Mineralys Therapeutics, Inc.*	1,757,271
23,167	Nuvalent, Inc. Class A*	2,330,368
44,346	Protagonist Therapeutics, Inc.*	3,873,180
50,427	PTC Therapeutics, Inc.*	3,830,435
91,771	Revolution Medicines, Inc.*	7,309,560
49,073	Scholar Rock Holding Corp.*	2,161,666
26,566	Soleno Therapeutics, Inc.*	1,230,006
62,471	Structure Therapeutics, Inc. ADR*	4,344,858
21,551	Terns Pharmaceuticals, Inc.*	870,660
54,322	Vaxcyte, Inc.*	2,506,417
39,859	Viridian Therapeutics, Inc.*	1,240,412
		79,152,858
	Semiconductors & Semiconductor Equipment - 6.2%
41,565	Credo Technology Group Holding Ltd.*	5,980,788
41,550	MKS, Inc.	6,639,690
34,912	SiTime Corp.*	12,330,569
11,429	Universal Display Corp.	1,334,679
		26,285,726
	Software & Services - 8.7%
31,501	Agilysys, Inc.*	3,743,579
294,113	Amplitude, Inc. Class A*	3,405,829
347,867	AvePoint, Inc.*	4,831,873
135,886	Clearwater Analytics Holdings, Inc. Class A*	3,277,570
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 8.7% - (continued)
23,686	Commvault Systems, Inc.*		$2,969,277
9,512	CyberArk Software Ltd.*		4,242,923
308,338	Freshworks, Inc. Class A*		3,777,140
109,220	Intapp, Inc.*		5,004,460
57,403	Rubrik, Inc. Class A*		4,390,181
15,777	ServiceTitan, Inc. Class A*		1,680,251
			37,323,083
	Technology Hardware & Equipment - 4.1%
99,063	Calix, Inc.*		5,243,405
9,854	Fabrinet*		4,486,329
32,081	IonQ, Inc.*(1)		1,439,474
11,467	OSI Systems, Inc.*		2,924,773
22,865	Sanmina Corp.*		3,431,351
			17,525,332
	Total Common Stocks (cost $306,469,890)		$423,635,913
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
40,950	Akero Therapeutics, Inc. CVR*(2)(3)(4)		$26,618
	Total Rights (cost $26,618)		$26,618
	Total Long-Term Investments (cost $306,496,508)		$423,662,531
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 0.1%
$ 575,386	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $575,508; collateralized by U.S. Treasury Bond at 4.63%, maturing 11/15/2055, with a market value of $587,050		$575,386
	Securities Lending Collateral - 2.1%
8,891,073	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(5)		8,891,073
	Total Short-Term Investments (cost $9,466,459)		$9,466,459
	Total Investments (cost $315,962,967)	101.6%	$433,128,990
	Other Assets and Liabilities	(1.6)%	(6,953,898)
	Net Assets	100.0%	$426,175,092
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,514,868 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2025	Akero Therapeutics, Inc. CVR	40,950	$26,618	$26,618
11/2013	Tory Burch LLC	43,094	3,377,559	2,488,250
			$3,404,177	$2,514,868

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$423,635,913	$419,732,025	$1,415,638	$2,488,250
Rights	26,618	—	—	26,618
Short-Term Investments	9,466,459	8,891,073	575,386	—
Total	$433,128,990	$428,623,098	$1,991,024	$2,514,868

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

28

Hartford Stock HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Banks - 2.2%
287,755	Wells Fargo & Co.	$26,818,766
	Capital Goods - 10.6%
60,244	AMETEK, Inc.	12,368,695
39,654	Caterpillar, Inc.	22,716,587
24,779	Deere & Co.	11,536,359
138,885	Honeywell International, Inc.	27,095,075
25,103	Lockheed Martin Corp.	12,141,568
47,838	Northrop Grumman Corp.	27,277,706
39,040	Trane Technologies PLC	15,194,368
		128,330,358
	Commercial & Professional Services - 1.9%
89,011	Automatic Data Processing, Inc.	22,896,300
	Consumer Discretionary Distribution & Retail - 5.4%
92,614	Home Depot, Inc.	31,868,477
221,892	TJX Cos., Inc.	34,084,830
		65,953,307
	Consumer Durables & Apparel - 2.3%
439,308	NIKE, Inc. Class B	27,988,313
	Consumer Services - 3.7%
54,794	Marriott International, Inc. Class A	16,999,290
91,119	McDonald's Corp.	27,848,700
		44,847,990
	Consumer Staples Distribution & Retail - 1.6%
204,101	Kroger Co.	12,752,231
56,305	Walmart, Inc.	6,272,940
		19,025,171
	Financial Services - 12.4%
112,578	American Express Co.	41,648,231
76,479	Mastercard, Inc. Class A	43,660,332
51,021	S&P Global, Inc.	26,663,064
109,354	Visa, Inc. Class A	38,351,541
		150,323,168
	Food, Beverage & Tobacco - 3.4%
303,219	Coca-Cola Co.	21,198,040
248,796	Diageo PLC	5,361,037
98,698	PepsiCo, Inc.	14,165,137
		40,724,214
	Health Care Equipment & Services - 5.4%
161,830	Abbott Laboratories	20,275,681
52,669	Elevance Health, Inc.	18,463,118
76,997	Stryker Corp.	27,062,135
		65,800,934
	Household & Personal Products - 2.9%
156,069	Colgate-Palmolive Co.	12,332,572
157,467	Procter & Gamble Co.	22,566,596
		34,899,168
	Insurance - 4.5%
99,530	Chubb Ltd.	31,065,304
127,614	Marsh & McLennan Cos., Inc.	23,674,949
		54,740,253
	Materials - 2.3%
64,554	Linde PLC	27,525,180
	Media & Entertainment - 4.0%
152,700	Alphabet, Inc. Class A	47,795,100
	Pharmaceuticals, Biotechnology & Life Sciences - 11.8%
130,183	Danaher Corp.	29,801,492
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.3% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.8% - (continued)
50,693	Eli Lilly & Co.		$54,478,753
105,898	Johnson & Johnson		21,915,591
205,741	Merck & Co., Inc.		21,656,298
119,809	Zoetis, Inc.		15,074,369
			142,926,503
	Semiconductors & Semiconductor Equipment - 10.3%
184,984	Broadcom, Inc.		64,022,963
161,984	QUALCOMM, Inc.		27,707,363
193,178	Texas Instruments, Inc.		33,514,451
			125,244,777
	Software & Services - 8.5%
89,447	Accenture PLC Class A		23,998,630
35,557	Intuit, Inc.		23,553,668
114,315	Microsoft Corp.		55,285,020
			102,837,318
	Technology Hardware & Equipment - 4.5%
74,400	Amphenol Corp. Class A		10,054,416
164,173	Apple, Inc.		44,632,072
			54,686,488
	Transportation - 1.6%
196,014	Canadian National Railway Co.		19,386,471
	Total Common Stocks (cost $717,902,357)		$1,202,749,779
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 3,506,432	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $3,507,176; collateralized by U.S. Treasury Note at 4.13%, maturing 05/31/2032, with a market value of $3,576,599		$3,506,432
	Total Short-Term Investments (cost $3,506,432)		$3,506,432
	Total Investments (cost $721,408,789)	99.6%	$1,206,256,211
	Other Assets and Liabilities	0.4%	5,315,847
	Net Assets	100.0%	$1,211,572,058
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

29

Hartford Stock HLS Fund
Schedule of Investments – (continued)
December 31, 2025

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,202,749,779	$1,197,388,742	$5,361,037	$—
Short-Term Investments	3,506,432	—	3,506,432	—
Total	$1,206,256,211	$1,197,388,742	$8,867,469	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

Hartford Total Return Bond HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2%
	Asset-Backed - Automobile - 0.8%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,220,000	5.36%, 06/20/2030(1)	$1,257,916
645,000	5.58%, 12/20/2030(1)	664,648
	Exeter Automobile Receivables Trust
740,000	4.40%, 05/15/2030	743,900
4,425,000	4.91%, 08/15/2029	4,462,000
1,425,000	GLS Auto Receivables Issuer Trust 4.89%, 04/16/2029(1)	1,433,982
1,145,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	1,163,010
392,123	Securitized Term Auto Receivables Trust 5.04%, 07/25/2031(1)	395,557
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,008,697
		11,129,710
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,274,171	1.11%, 02/18/2070(1)	1,135,951
1,588,451	5.51%, 10/15/2071(1)	1,632,637
		2,768,588
	Commercial Mortgage-Backed Securities - 4.1%
1,688,000	280 Park Avenue Mortgage Trust 6.20%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,667,869
960,000	AREIT Trust 5.75%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	961,201
	BBCMS Mortgage Trust
6,606,242	1.13%, 02/15/2062(2)(3)	542,390
21,311,815	1.44%, 02/15/2050(2)(3)	195,736
7,897,220	1.62%, 02/15/2057(2)(3)	730,885
925,000	3.66%, 04/15/2055(2)	861,970
	Benchmark Mortgage Trust
16,739,052	0.46%, 07/15/2051(2)(3)	186,344
7,488,783	0.52%, 01/15/2051(2)(3)	73,975
7,724,672	1.02%, 08/15/2052(2)(3)	191,900
21,113,747	1.22%, 03/15/2062(2)(3)	689,681
10,211,496	1.49%, 01/15/2054(2)(3)	610,569
2,230,935	1.73%, 07/15/2053(2)(3)	109,714
1,625,000	BOCA Commercial Mortgage Trust 5.75%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	1,627,030
820,000	BPR Trust 5.85%, 11/05/2041(1)(2)	843,131
	BX Trust
970,000	5.18%, 12/13/2042(1)(2)	976,245
328,000	6.79%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	329,332
3,173,671	CD Mortgage Trust 2.46%, 08/10/2049	3,161,459
580,000	CENT 4.92%, 07/10/2040(1)(2)	589,720
2,357,000	Citigroup Commercial Mortgage Trust 4.00%, 11/15/2049(2)	2,086,968
	Commercial Mortgage Trust
841,000	2.82%, 01/10/2039(1)	811,717
860,000	3.90%, 01/10/2039(1)(2)	809,393
1,106,000	6.51%, 12/10/2041(1)(2)	1,131,267
4,039,016	CSAIL Commercial Mortgage Trust 1.75%, 01/15/2049(2)(3)	40
3,368,286	DBJPM Mortgage Trust 1.59%, 09/15/2053(2)(3)	143,018
380,000	DC Trust 7.04%, 04/13/2040(1)(2)	380,795
315,000	Extended Stay America Trust 5.35%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	315,492
2,360,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(2)	2,395,651
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 4,120,005	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	$3,617,571
	GS Mortgage Securities Trust
345,860	0.00%, 08/10/2044(1)(2)(3)	247
706,952	0.00%, 07/10/2046(2)(3)	7
2,006,911	4.94%, 04/10/2047(1)(2)	1,577,472
	HTL Commercial Mortgage Trust
1,065,000	6.56%, 05/10/2039(1)(2)	1,080,744
585,000	7.09%, 05/10/2039(1)(2)	595,690
	INT Commercial Mortgage Trust
715,000	4.88%, 11/05/2037(1)(2)	717,037
135,000	5.17%, 11/05/2037(1)(2)	134,927
	JP Morgan Chase Commercial Mortgage Securities Trust
1,400,000	2.81%, 01/16/2037(1)	1,260,000
1,290,924	3.57%, 12/15/2047(1)(2)	1,052,064
1,120,209	JPMBB Commercial Mortgage Securities Trust 0.33%, 09/15/2047(2)(3)	11
1,895,000	MAD Commercial Mortgage Trust 5.10%, 10/15/2042(1)(2)	1,895,753
	Morgan Stanley Capital I Trust
6,340,133	1.29%, 06/15/2050(2)(3)	79,223
1,645,000	3.91%, 09/09/2032(1)	1,484,058
1,460,000	4.94%, 07/15/2049(1)(2)	1,393,507
92,835	5.21%, 10/12/2052(1)(2)	27,702
716,000	Natixis Commercial Mortgage Securities Trust 4.77%, 06/17/2038(1)(2)	698,762
230,000	NRTH Commercial Mortgage Trust 5.39%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	230,072
3,090,000	NYC Commercial Mortgage Trust 5.44%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,084,233
2,695,000	RFR Trust 5.67%, 03/11/2041(1)(2)	2,757,230
3,720,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	3,561,946
535,000	TEXAS Commercial Mortgage Trust 5.34%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	533,667
2,888,202	UBS Commercial Mortgage Trust 1.04%, 08/15/2050(2)(3)	32,264
	Wells Fargo Commercial Mortgage Trust
3,085,000	2.94%, 10/15/2049	3,058,331
430,000	3.86%, 05/15/2048(2)	400,339
	Wells Fargo NA
19,488,823	0.58%, 11/15/2062(2)(3)	384,380
9,529,556	0.63%, 11/15/2062(2)(3)	211,832
31,797,216	0.70%, 11/15/2050(2)(3)	293,806
3,031,691	0.71%, 11/15/2054(2)(3)	37,942
17,351,773	0.81%, 09/15/2062(2)(3)	443,294
33,230,168	0.87%, 01/15/2063(2)(3)	912,620
12,363,128	0.88%, 05/15/2062(2)(3)	297,925
4,939,887	1.07%, 02/15/2056(2)(3)	278,614
20,258,816	1.76%, 03/15/2063(2)(3)	1,334,858
710,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(2)	617,700
		56,509,320
	Other Asset-Backed Securities - 4.8%
156,232	AASET Trust 3.35%, 01/16/2040(1)	155,138
2,220,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	2,236,343
3,285,000	Battalion CLO 18 Ltd. 6.08%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,287,365
The accompanying notes are an integral part of these financial statements.

31

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Other Asset-Backed Securities - 4.8% - (continued)
$ 2,590,000	Benefit Street Partners CLO XXXI Ltd. 5.61%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	$2,597,361
375,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	379,457
	CF Hippolyta Issuer LLC
377,188	1.53%, 03/15/2061(1)	304,655
894,819	1.69%, 07/15/2060(1)	752,888
1,004,082	1.99%, 07/15/2060(1)	841,850
572,601	5.97%, 08/15/2062(1)	563,273
4,485,000	Columbia Cent CLO 27 Ltd. 5.31%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	4,485,058
1,977,804	Commercial Equipment Finance LLC 4.83%, 05/15/2031(1)	1,982,226
	Domino's Pizza Master Issuer LLC
2,256,200	2.66%, 04/25/2051(1)	2,144,572
1,392,000	3.67%, 10/25/2049(1)	1,339,885
2,155,000	Elmwood CLO 23 Ltd. 5.64%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,158,310
4,061,596	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,060,013
	GreenSky Home Improvement Issuer Trust
180,000	5.02%, 06/25/2060(1)	182,627
560,000	5.07%, 06/25/2060(1)	565,672
1,270,000	Magnetite XXXI Ltd. 5.34%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,270,000
	NMEF Funding LLC
306,000	4.64%, 01/18/2033(1)	307,178
1,055,000	4.73%, 01/18/2033(1)	1,062,254
2,170,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	2,211,521
	Post Road Equipment Finance LLC
552,769	4.90%, 05/15/2031(1)	557,073
510,000	5.04%, 05/15/2031(1)	517,891
	Progress Residential Trust
3,234,011	1.51%, 10/17/2038(1)	3,183,927
1,080,109	3.20%, 04/17/2039(1)	1,065,345
1,764,845	4.30%, 03/17/2040(1)	1,759,637
831,515	4.45%, 06/17/2039(1)	831,091
1,371,692	4.75%, 10/27/2039(1)	1,374,459
5,630,000	QTS Issuer ABS I LLC 5.44%, 05/25/2055(1)	5,668,228
2,650,000	Rad CLO 12 Ltd. 5.16%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(2)	2,658,374
3,315,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	3,306,394
1,340,000	SCF Equipment Leasing LLC 5.11%, 11/21/2033(1)	1,367,865
	Stack Infrastructure Issuer LLC
1,880,000	5.90%, 07/25/2048(1)	1,889,460
1,010,000	5.90%, 03/25/2049(1)	1,022,546
745,000	Symphony CLO 36 Ltd. 5.64%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	745,000
1,738,146	Tricon Residential Trust 4.85%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,739,527
467,444	VFI ABS LLC 4.78%, 06/24/2030(1)	469,596
1,913,029	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,880,317
	Wingstop Funding LLC
1,359,300	2.84%, 12/05/2050(1)	1,316,957
870,000	5.86%, 12/05/2054(1)	896,203
2,315,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,356,793
		67,494,329
	Whole Loan Collateral CMO - 7.3%
	Angel Oak Mortgage Trust
924,436	0.91%, 01/25/2066(1)(2)	821,592
434,540	0.99%, 04/25/2053(1)(2)	419,960
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
$ 837,443	0.99%, 04/25/2066(1)(2)	$732,109
1,411,812	1.82%, 11/25/2066(1)(2)	1,270,957
268,474	3.35%, 01/25/2067(1)(2)	257,115
717,183	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(2)	700,698
	BRAVO Residential Funding Trust
435,526	0.94%, 02/25/2049(1)(2)	409,993
190,076	0.97%, 03/25/2060(1)(2)	186,176
1,341,182	COLT Mortgage Loan Trust 0.91%, 06/25/2066(1)(2)	1,168,814
	CSMC Trust
1,377,028	0.94%, 05/25/2066(1)(2)	1,174,879
4,048,819	2.27%, 11/25/2066(1)(2)	3,711,395
1,674,911	2.84%, 10/25/2066(1)(2)	1,524,169
992,262	3.25%, 04/25/2047(1)(2)	916,740
937,675	4.15%, 12/27/2060(1)(2)	940,586
553,690	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(2)	496,525
936,373	EFMT 5.38%, 12/01/2070(1)(4)	938,017
	Ellington Financial Mortgage Trust
608,784	0.93%, 06/25/2066(1)(2)	518,220
1,824,391	2.21%, 01/25/2067(1)(2)	1,610,193
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,705,926	2.50%, 08/25/2059	1,408,018
1,567,191	3.50%, 11/25/2057	1,513,604
842,856	3.50%, 08/25/2058	803,355
3,140,666	3.50%, 10/25/2058	2,873,191
	Federal National Mortgage Association Connecticut Avenue Securities Trust
654,800	6.97%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	665,331
1,547,000	7.02%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,576,097
3,155,000	8.37%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,260,365
976,718	GCAT Trust 1.92%, 08/25/2066(1)(2)	912,828
3,881,226	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	3,702,212
	Legacy Mortgage Asset Trust
897,373	5.75%, 04/25/2061(1)(4)	895,818
1,230,319	5.75%, 07/25/2061(1)(4)	1,251,143
	MFA Trust
101,486	1.01%, 01/26/2065(1)(2)	96,965
834,296	1.03%, 11/25/2064(1)(2)	740,073
518,929	1.15%, 04/25/2065(1)(2)	492,979
2,734,150	Morgan Stanley Residential Mortgage Loan Trust 4.25%, 02/25/2065(1)(2)	2,676,135
	New Residential Mortgage Loan Trust
346,449	0.94%, 10/25/2058(1)(2)	341,966
193,402	2.49%, 09/25/2059(1)(2)	186,619
813,182	3.50%, 08/25/2059(1)(2)	771,855
950,133	3.75%, 11/26/2035(1)(2)	925,358
968,898	3.75%, 11/25/2056(1)(2)	933,068
673,122	4.00%, 12/25/2057(1)(2)	659,647
888,685	4.60%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	873,248
1,342,000	5.01%, 10/26/2065(1)(2)	1,343,940
776,009	5.35%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	785,349
1,590,000	5.37%, 10/26/2065(1)(4)	1,592,255
2,400,254	NMLT Trust 1.19%, 05/25/2056(1)(2)	2,076,882
2,093,197	OBX Trust 1.10%, 05/25/2061(1)(2)	1,735,376
1,256,346	OLIT Trust 3.00%, 11/25/2038(1)(2)	1,194,911
	PRET LLC
4,120,692	5.19%, 10/25/2055(1)(4)	4,127,936
The accompanying notes are an integral part of these financial statements.

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
$ 1,585,000	5.27%, 12/25/2055(1)(4)(5)	$1,584,999
2,640,359	5.39%, 08/25/2055(1)(4)	2,646,608
2,150,362	5.66%, 07/25/2055(1)(4)	2,153,357
1,991,324	5.73%, 08/25/2055(1)(4)	1,995,898
3,202,861	5.74%, 06/25/2055(1)(4)	3,215,283
1,160,000	6.78%, 12/25/2055(1)(4)(5)	1,159,997
3,086,114	PRET Trust 3.85%, 09/25/2069(1)(4)	3,051,696
	PRPM LLC
3,380,376	3.75%, 04/25/2055(1)(4)	3,303,889
1,257,296	5.50%, 08/25/2030(1)(4)	1,260,409
496,876	5.70%, 11/25/2029(1)(4)	496,818
720,357	5.73%, 07/25/2030(1)(4)	719,017
1,788,321	5.77%, 08/25/2028(1)(4)	1,788,128
1,558,052	5.87%, 11/25/2029(1)(4)	1,555,029
175,391	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(4)	174,882
	Starwood Mortgage Residential Trust
261,840	0.94%, 05/25/2065(1)(2)	250,774
2,363,686	1.92%, 11/25/2066(1)(2)	2,099,132
4,681,436	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(2)	4,170,790
	Verus Securitization Trust
564,075	0.92%, 02/25/2064(1)(2)	531,513
1,087,165	0.94%, 07/25/2066(1)(2)	906,786
601,315	1.03%, 02/25/2066(1)(2)	550,904
4,210,433	1.05%, 06/25/2066(1)(2)	3,714,492
1,562,882	2.82%, 11/25/2066(1)(2)	1,449,731
3,845,121	2.83%, 10/25/2066(1)(4)	3,532,179
557,673	4.13%, 02/25/2067(1)(4)	536,896
		101,063,869
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $245,248,898)	$238,965,816
CONVERTIBLE BONDS - 0.0%
	Commercial Banks - 0.0%
EUR 500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.55%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$377,712
	Total Convertible Bonds (cost $374,296)	$377,712
CORPORATE BONDS - 26.1%
	Advertising - 0.1%
$ 650,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$687,999
	Aerospace & Defense - 0.4%
745,000	BAE Systems PLC 5.13%, 03/26/2029(1)	765,866
	Boeing Co.
335,000	2.95%, 02/01/2030	317,386
90,000	3.20%, 03/01/2029	87,253
105,000	3.75%, 02/01/2050	76,362
1,615,000	5.15%, 05/01/2030	1,659,429
1,920,000	5.71%, 05/01/2040	1,959,894
385,000	6.39%, 05/01/2031	417,799
180,000	7.01%, 05/01/2064	204,525
		5,488,514
	Agriculture - 0.4%
545,000	BAT Capital Corp. 5.83%, 02/20/2031	578,204
360,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	378,536
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Agriculture - 0.4% - (continued)
	Philip Morris International, Inc.
$ 915,000	4.38%, 11/01/2027	$923,026
690,000	4.75%, 11/01/2031	704,525
270,000	5.13%, 02/15/2030	279,092
1,265,000	5.13%, 02/13/2031	1,310,797
585,000	5.38%, 02/15/2033	611,728
215,000	5.63%, 11/17/2029	226,025
565,000	5.63%, 09/07/2033	599,290
		5,611,223
	Airlines - 0.0%
350,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	352,611
	Apparel - 0.2%
1,685,000	Gildan Activewear, Inc. 5.40%, 10/07/2035(1)	1,680,172
	Tapestry, Inc.
640,000	5.10%, 03/11/2030	657,028
245,000	5.50%, 03/11/2035	250,482
		2,587,682
	Auto Parts & Equipment - 0.1%
EUR 600,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(6)	715,160
$ 340,000	Forvia SE 6.75%, 09/15/2033(1)	351,076
		1,066,236
	Beverages - 0.4%
	Bacardi Ltd./Bacardi-Martini BV
150,000	5.25%, 01/15/2029(1)	152,832
413,000	5.40%, 06/15/2033(1)	417,548
515,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	534,394
	Keurig Dr. Pepper, Inc.
1,336,000	2.25%, 03/15/2031	1,191,778
84,000	3.20%, 05/01/2030	79,794
475,000	3.95%, 04/15/2029	469,591
655,000	4.05%, 04/15/2032	629,584
1,025,000	4.50%, 04/15/2052	828,400
77,000	4.60%, 05/15/2030	77,398
465,000	5.15%, 05/15/2035	465,906
455,000	5.20%, 03/15/2031	467,551
393,000	5.30%, 03/15/2034(7)	400,736
		5,715,512
	Biotechnology - 0.2%
2,675,000	Royalty Pharma PLC 5.20%, 09/25/2035	2,688,529
	Chemicals - 0.4%
	Celanese U.S. Holdings LLC
350,000	6.50%, 04/15/2030(7)	351,750
50,000	7.00%, 02/15/2031	51,193
165,000	7.38%, 02/15/2034	167,635
EUR 600,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(6)	702,815
$ 1,390,000	LYB International Finance III LLC 5.13%, 01/15/2031	1,395,157
710,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(7)	690,889
1,405,000	Sherwin-Williams Co. 5.15%, 08/15/2035	1,429,736
400,000	Tronox, Inc. 4.63%, 03/15/2029(1)(7)	280,023
		5,069,198
	Commercial Banks - 3.7%
EUR 600,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(2)(6)	717,438
The accompanying notes are an integral part of these financial statements.

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 3.7% - (continued)
EUR 740,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(2)(6)	$886,739
	Bank of America Corp.
$ 670,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	599,147
985,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(2)	880,746
1,065,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(2)	934,606
1,020,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(2)	985,196
395,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(2)	400,593
555,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	568,443
660,000	Bank of New York Mellon Corp. 5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(2)	684,050
1,230,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(2)	1,277,122
	BPCE SA
1,615,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(2)	1,657,751
1,295,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(2)	1,352,740
1,370,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(2)	1,452,786
810,000	Citibank NA 4.91%, 05/29/2030	833,254
	Citigroup, Inc.
1,785,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	1,790,524
1,330,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)	1,358,442
	Citizens Financial Group, Inc.
790,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(2)	811,762
120,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(2)	131,948
EUR 250,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(6)(8)	314,339
	Credit Agricole SA
$ 1,450,000	4.82%, 09/25/2033, (4.82% fixed rate until 09/25/2032; 6 mo. USD SOFR + 1.36% thereafter)(1)(2)	1,448,104
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 3.7% - (continued)
$ 1,590,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(2)	$1,632,321
1,775,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(2)	1,884,540
	Goldman Sachs Group, Inc.
820,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(2)	734,401
225,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	205,158
1,170,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	1,185,963
140,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	143,446
540,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	557,738
	HSBC Holdings PLC
410,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(2)	383,239
605,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	606,866
385,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(2)	394,565
1,675,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	1,725,714
	JP Morgan Chase & Co.
650,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	586,558
1,595,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	1,590,161
1,450,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	1,464,211
250,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	252,464
1,495,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	1,534,821
510,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	526,563
465,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	480,621
1,340,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	1,380,938
1,070,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	1,108,968
The accompanying notes are an integral part of these financial statements.

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 3.7% - (continued)
$ 1,260,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	$1,303,406
1,575,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	1,643,083
GBP 450,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(6)	691,523
	Morgan Stanley
$ 505,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	443,517
1,530,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	1,342,357
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(2)	446,947
495,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	500,988
460,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	474,484
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	469,537
160,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(2)	169,585
815,000	OTP Bank Nyrt 7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(2)(6)	823,073
1,080,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(2)	1,111,872
865,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(2)	921,010
	Wells Fargo & Co.
320,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(2)	298,668
710,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(2)	721,044
755,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(2)	779,313
155,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	160,506
790,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(2)	818,343
535,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(2)	592,215
		51,176,457
	Commercial Services - 0.4%
675,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	711,368
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Services - 0.4% - (continued)
	Ashtead Capital, Inc.
$ 475,000	2.45%, 08/12/2031(1)	$423,690
430,000	4.25%, 11/01/2029(1)	424,779
1,330,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	1,333,709
	Howard University
1,000,000	2.70%, 10/01/2029	934,040
1,000,000	2.90%, 10/01/2031	898,987
720,000	3.48%, 10/01/2041	564,652
		5,291,225
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
325,000	9.75%, 07/15/2030(1)	336,618
175,000	12.75%, 01/15/2031(1)(9)	165,799
675,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	692,926
		1,195,343
	Diversified Financial Services - 0.9%
	American Express Co.
1,005,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	1,035,699
1,280,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(2)	1,319,364
	Capital One Financial Corp.
930,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(2)	928,636
275,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(2)	292,735
550,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(2)	574,135
1,555,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(2)	1,757,377
275,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(2)	324,224
750,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	764,997
1,305,000	Equitable America Global Funding 4.70%, 09/15/2032(1)	1,298,350
	Freedom Mortgage Holdings LLC
350,000	7.88%, 04/01/2033(1)	362,447
325,000	9.25%, 02/01/2029(1)	340,876
215,000	Rfna LP 7.88%, 02/15/2030(1)	218,665
	Synchrony Financial
565,000	2.88%, 10/28/2031	506,895
955,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	979,162
1,270,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	1,303,580
		12,007,142
	Electric - 4.6%
635,000	AES Andes SA 6.25%, 03/14/2032(1)	661,751
	Alabama Power Co.
945,000	3.45%, 10/01/2049	672,084
185,000	5.10%, 04/02/2035	189,366
705,000	Arizona Public Service Co. 5.70%, 08/15/2034	741,117
The accompanying notes are an integral part of these financial statements.

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Electric - 4.6% - (continued)
$ 720,000	Baltimore Gas & Electric Co. 5.45%, 06/01/2035	$746,013
	Clearway Energy Operating LLC
375,000	3.75%, 02/15/2031(1)	350,208
350,000	4.75%, 03/15/2028(1)	349,237
310,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	291,527
	Consolidated Edison Co. of New York, Inc.
545,000	3.20%, 12/01/2051	361,880
790,000	5.50%, 03/15/2055	765,829
640,000	5.75%, 11/15/2055	638,193
	Dominion Energy, Inc.
810,000	5.00%, 06/15/2030	832,222
3,495,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(2)	3,511,122
625,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	549,297
	Duke Energy Corp.
2,040,000	2.55%, 06/15/2031	1,857,620
320,000	3.30%, 06/15/2041	246,694
1,645,000	4.95%, 09/15/2035	1,631,198
180,000	5.45%, 06/15/2034	187,433
	Duke Energy Florida LLC
610,000	1.75%, 06/15/2030	550,281
340,000	4.85%, 12/01/2035	338,517
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	532,169
	Duke Energy Progress LLC
670,000	4.38%, 03/30/2044	573,232
505,000	5.05%, 03/15/2035	513,477
345,000	5.55%, 03/15/2055	340,306
	Edison International
434,000	5.25%, 03/15/2032	433,901
1,000,000	6.25%, 03/15/2030	1,045,299
	Eversource Energy
1,050,000	4.45%, 12/15/2030	1,044,120
1,120,000	5.13%, 05/15/2033	1,131,157
694,000	5.50%, 01/01/2034	713,285
	Georgia Power Co.
245,000	4.30%, 03/15/2042	214,384
590,000	4.55%, 03/15/2030	599,444
1,925,000	4.85%, 03/15/2031	1,975,038
1,065,000	5.20%, 03/15/2035	1,093,073
495,000	Interstate Power & Light Co. 5.60%, 06/29/2035	515,152
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	848,845
195,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	197,190
140,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	147,954
	NSTAR Electric Co.
375,000	5.20%, 03/01/2035	382,780
355,000	5.40%, 06/01/2034	367,693
275,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	286,411
	Pacific Gas & Electric Co.
1,480,000	2.50%, 02/01/2031	1,331,942
329,000	3.30%, 08/01/2040	249,037
225,000	3.50%, 08/01/2050	151,718
680,000	4.55%, 07/01/2030	677,079
131,000	4.60%, 06/15/2043	109,325
270,000	4.75%, 02/15/2044	228,014
194,000	4.95%, 07/01/2050	163,975
600,000	5.05%, 10/15/2032(7)	603,347
1,710,000	5.80%, 05/15/2034	1,775,950
1,069,000	5.90%, 10/01/2054	1,024,535
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Electric - 4.6% - (continued)
$ 1,900,000	6.10%, 01/15/2029	$1,987,143
727,000	6.15%, 01/15/2033	771,416
1,113,000	6.75%, 01/15/2053	1,183,705
1,053,000	6.95%, 03/15/2034(7)	1,171,058
	PacifiCorp
195,000	4.13%, 01/15/2049	145,343
447,000	5.35%, 12/01/2053	391,914
742,000	5.50%, 05/15/2054	663,098
265,000	5.75%, 04/01/2037	268,557
58,000	5.80%, 01/15/2055	54,124
68,000	6.25%, 10/15/2037	70,977
	Pinnacle West Capital Corp.
901,000	4.90%, 05/15/2028	917,178
791,000	5.15%, 05/15/2030	815,056
1,420,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	1,435,354
	Public Service Enterprise Group, Inc.
1,215,000	4.90%, 03/15/2030	1,242,402
135,000	5.45%, 04/01/2034	139,463
330,000	6.13%, 10/15/2033	355,097
	Puget Energy, Inc.
885,000	4.22%, 03/15/2032	848,560
2,025,000	5.73%, 03/15/2035	2,077,966
860,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	890,155
	Southern California Edison Co.
255,000	3.65%, 02/01/2050	178,305
102,000	3.90%, 03/15/2043	78,410
309,000	4.00%, 04/01/2047	231,718
701,000	4.13%, 03/01/2048	532,049
170,000	4.65%, 10/01/2043	144,536
470,000	5.20%, 06/01/2034	472,027
805,000	5.45%, 03/01/2035	816,167
725,000	5.45%, 06/01/2052	651,314
503,000	5.70%, 03/01/2053	466,816
944,000	5.88%, 12/01/2053	903,875
287,000	5.90%, 03/01/2055	277,076
540,000	5.95%, 11/01/2032	571,254
265,000	6.00%, 01/15/2034	278,083
390,000	Southern Power Co. 4.90%, 10/01/2035	385,797
840,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	862,902
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	204,537
65,000	4.20%, 05/15/2045	53,861
700,000	4.90%, 09/15/2035	696,684
820,000	5.00%, 04/01/2033	839,699
1,340,000	5.00%, 01/15/2034	1,356,012
250,000	5.05%, 08/15/2034	253,125
170,000	5.35%, 01/15/2054	159,376
385,000	5.65%, 03/15/2055	376,951
640,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	659,793
	Xcel Energy, Inc.
720,000	4.60%, 06/01/2032	716,056
780,000	4.75%, 03/21/2028	790,110
350,000	5.60%, 04/15/2035	362,448
675,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(7)	691,612
		64,180,580
	Electronics - 0.1%
750,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	740,265
The accompanying notes are an integral part of these financial statements.

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Energy-Alternate Sources - 0.0%
	Pacific Gas & Electric Co.
$ 313,000	4.30%, 03/15/2045	$248,281
210,000	6.70%, 04/01/2053	221,596
		469,877
	Entertainment - 0.1%
750,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	778,277
350,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	353,552
375,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(7)	347,307
		1,479,136
	Food - 1.0%
GBP 500,000	Bellis Acquisition Co. PLC 8.13%, 05/14/2030(6)	626,850
$ 750,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	760,237
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
405,000	5.75%, 04/01/2033	423,109
370,000	6.75%, 03/15/2034	408,776
375,000	7.25%, 11/15/2053	419,783
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
925,000	5.50%, 01/15/2036(1)	939,946
95,000	6.25%, 03/01/2056(1)	94,552
2,180,000	6.38%, 04/15/2066(1)	2,170,575
	Mars, Inc.
585,000	4.60%, 03/01/2028(1)	593,015
2,025,000	5.00%, 03/01/2032(1)	2,087,257
1,050,000	5.20%, 03/01/2035(1)	1,079,221
3,120,000	5.65%, 05/01/2045(1)	3,145,007
325,000	5.80%, 05/01/2065(1)	326,129
745,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	727,319
		13,801,776
	Gas - 0.4%
1,630,000	MPLX LP 5.50%, 06/01/2034	1,662,912
	NiSource, Inc.
1,280,000	5.35%, 07/15/2035(7)	1,308,664
485,000	5.40%, 06/30/2033	502,953
	Southern California Gas Co.
225,000	5.60%, 04/01/2054	220,217
1,320,000	6.00%, 06/15/2055	1,355,293
1,115,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	1,123,542
		6,173,581
	Healthcare - Products - 0.5%
	Avantor Funding, Inc.
950,000	3.88%, 11/01/2029(1)	908,443
380,000	4.63%, 07/15/2028(1)	377,935
1,145,000	Baxter International, Inc. 4.90%, 12/15/2030	1,153,768
	GE HealthCare Technologies, Inc.
140,000	4.95%, 12/15/2035	139,690
1,605,000	5.50%, 06/15/2035	1,667,495
2,465,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	2,472,856
175,000	VSP Optical Group, Inc. 5.45%, 12/01/2035(1)	176,165
		6,896,352
	Healthcare - Services - 0.7%
	Acadia Healthcare Co., Inc.
250,000	5.00%, 04/15/2029(1)	240,709
250,000	7.38%, 03/15/2033(1)(7)	252,501
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Healthcare - Services - 0.7% - (continued)
	Centene Corp.
$ 2,080,000	2.50%, 03/01/2031	$1,796,228
530,000	2.63%, 08/01/2031	455,876
	CHS/Community Health Systems, Inc.
200,000	4.75%, 02/15/2031(1)(7)	178,177
200,000	6.88%, 04/15/2029(1)(7)	178,000
135,000	10.88%, 01/15/2032(1)	147,344
1,100,000	Cigna Group 4.88%, 09/15/2032	1,114,314
	Humana, Inc.
985,000	5.38%, 04/15/2031	1,018,376
1,090,000	5.55%, 05/01/2035	1,112,836
675,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	720,366
	UnitedHealth Group, Inc.
1,150,000	2.75%, 05/15/2040	860,046
190,000	3.50%, 08/15/2039	158,206
330,000	3.70%, 08/15/2049	245,020
240,000	4.95%, 05/15/2062	207,783
125,000	5.30%, 02/15/2030	130,320
365,000	5.30%, 06/15/2035	377,911
290,000	5.38%, 04/15/2054	273,629
490,000	5.75%, 07/15/2064	478,391
260,000	6.05%, 02/15/2063	265,550
		10,211,583
	Household Products - 0.1%
905,000	Kenvue, Inc. 4.85%, 05/22/2032	925,432
	Insurance - 0.6%
2,310,000	Arthur J Gallagher & Co. 5.15%, 02/15/2035	2,334,175
210,000	Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(1)	217,898
	Athene Global Funding
1,540,000	2.65%, 10/04/2031(1)	1,361,808
390,000	2.72%, 01/07/2029(1)	368,950
730,000	4.72%, 10/08/2029(1)	730,047
	Equitable Financial Life Global Funding
745,000	1.80%, 03/08/2028(1)	709,198
650,000	5.00%, 03/27/2030(1)	664,489
865,000	GA Global Funding Trust 4.50%, 09/18/2030(1)	854,668
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
350,000	7.25%, 02/15/2031(1)	360,431
400,000	8.13%, 02/15/2032(1)	412,933
845,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	853,024
		8,867,621
	Internet - 0.9%
	Alphabet, Inc.
1,705,000	5.30%, 05/15/2065	1,603,524
1,920,000	5.35%, 11/15/2045	1,907,872
1,420,000	5.70%, 11/15/2075	1,397,636
	Meta Platforms, Inc.
335,000	4.60%, 11/15/2032	337,693
240,000	5.40%, 08/15/2054	223,276
1,720,000	5.50%, 11/15/2045	1,670,153
800,000	5.55%, 08/15/2064	742,076
300,000	5.63%, 11/15/2055	287,931
1,695,000	5.75%, 11/15/2065	1,616,189
1,845,000	Uber Technologies, Inc. 4.80%, 09/15/2035	1,835,257
EUR 250,000	United Group BV 6.50%, 10/31/2031(1)	299,884
$ 750,000	Wayfair LLC 7.25%, 10/31/2029(1)	782,752
		12,704,243
	Investment Company Security - 0.4%
	Ares Strategic Income Fund
1,180,000	5.15%, 01/15/2031(1)	1,157,962
The accompanying notes are an integral part of these financial statements.

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Investment Company Security - 0.4% - (continued)
$ 1,005,000	5.80%, 09/09/2030(1)	$1,014,731
2,060,000	Blackstone Secured Lending Fund 5.13%, 01/31/2031(7)	2,034,352
	HPS Corporate Lending Fund
935,000	5.45%, 11/15/2030(1)	932,255
875,000	5.85%, 06/05/2030(1)(7)	885,428
		6,024,728
	IT Services - 0.2%
1,300,000	Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	1,204,449
1,075,000	International Business Machines Corp. 4.80%, 02/10/2030	1,099,487
775,000	McAfee Corp. 7.38%, 02/15/2030(1)	675,860
		2,979,796
	Leisure Time - 0.0%
500,000	NCL Corp. Ltd. 6.25%, 03/01/2030(1)	507,657
	Lodging - 0.1%
	Las Vegas Sands Corp.
575,000	5.63%, 06/15/2028	589,545
935,000	6.00%, 06/14/2030	979,791
		1,569,336
	Machinery-Diversified - 0.1%
875,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	895,281
	Media - 1.0%
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(1)	918,850
	Charter Communications Operating LLC/Charter Communications Operating Capital
665,000	3.70%, 04/01/2051	418,572
910,000	5.13%, 07/01/2049	712,121
1,145,000	5.25%, 04/01/2053	905,518
205,000	5.75%, 04/01/2048	174,862
1,400,000	6.38%, 10/23/2035	1,444,878
520,000	6.48%, 10/23/2045	488,887
310,000	6.65%, 02/01/2034	326,567
	Comcast Corp.
1,025,000	2.89%, 11/01/2051	599,413
854,000	2.94%, 11/01/2056	479,841
	Cox Communications, Inc.
495,000	2.60%, 06/15/2031(1)	440,866
930,000	5.95%, 09/01/2054(1)	814,134
350,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	357,718
	Paramount Global
30,000	4.20%, 05/19/2032(7)	27,105
1,575,000	4.38%, 03/15/2043	1,095,503
320,000	4.95%, 01/15/2031	307,720
555,000	4.95%, 05/19/2050	388,656
580,000	5.25%, 04/01/2044	437,823
470,000	5.85%, 09/01/2043	386,960
750,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)	690,104
880,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,015,463
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	795,958
		13,227,519
	Mining - 0.4%
1,160,000	Anglo American Capital PLC 4.50%, 03/15/2028(1)	1,166,626
	Glencore Funding LLC
1,155,000	5.37%, 04/04/2029(1)	1,191,988
360,000	5.63%, 04/04/2034(1)	376,125
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Mining - 0.4% - (continued)
$ 830,000	6.38%, 10/06/2030(1)	$893,237
375,000	6.50%, 10/06/2033(1)	414,165
	Kaiser Aluminum Corp.
370,000	4.50%, 06/01/2031(1)	357,466
350,000	5.88%, 03/01/2034(1)	351,098
935,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,023,011
265,000	Rio Tinto Finance USA PLC 5.00%, 03/14/2032	273,625
		6,047,341
	Miscellaneous Manufacturing - 0.1%
1,360,000	Siemens Funding BV 4.60%, 05/28/2030(1)	1,387,879
	Oil & Gas - 1.3%
	Aker BP ASA
865,000	4.00%, 01/15/2031(1)	834,975
435,000	5.25%, 10/30/2035(1)	424,969
1,400,000	5.80%, 10/01/2054(1)	1,272,870
930,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	931,209
	ConocoPhillips Co.
725,000	3.80%, 03/15/2052	531,835
265,000	4.03%, 03/15/2062	192,530
280,000	5.30%, 05/15/2053	260,834
680,000	5.65%, 01/15/2065	652,917
690,000	5.70%, 09/15/2063	664,768
715,000	Coterra Energy, Inc. 5.60%, 03/15/2034	736,699
	Diamondback Energy, Inc.
155,000	5.40%, 04/18/2034	158,708
550,000	5.55%, 04/01/2035	565,307
285,000	5.90%, 04/18/2064	269,031
300,000	6.25%, 03/15/2053	302,865
	Ecopetrol SA
1,345,000	7.75%, 02/01/2032	1,384,126
1,260,000	8.38%, 01/19/2036	1,296,264
	Energean Israel Finance Ltd.
1,750,000	5.88%, 03/30/2031(6)	1,692,606
550,000	8.50%, 09/30/2033(6)	587,410
	EOG Resources, Inc.
115,000	4.40%, 01/15/2031	115,447
535,000	5.00%, 07/15/2032	547,992
355,000	5.35%, 01/15/2036	364,785
250,000	5.65%, 12/01/2054	244,514
902,000	Hess Corp. 7.13%, 03/15/2033	1,043,891
700,000	Matador Resources Co. 6.50%, 04/15/2032(1)	709,915
635,000	Phillips 66 Co. 5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(2)	628,206
750,000	SM Energy Co. 6.75%, 08/01/2029(1)	755,507
	TotalEnergies Capital SA
525,000	5.43%, 09/10/2064	491,352
855,000	5.64%, 04/05/2064	825,786
		18,487,318
	Oil & Gas Services - 0.0%
350,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	354,196
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
350,000	6.63%, 04/15/2029(1)	356,107
350,000	8.75%, 04/15/2030(1)(7)	355,838
350,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	336,000
479,000	TriMas Corp. 4.13%, 04/15/2029(1)	465,820
		1,513,765
The accompanying notes are an integral part of these financial statements.

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Pharmaceuticals - 0.6%
	Cardinal Health, Inc.
$ 1,965,000	4.50%, 09/15/2030	$1,983,616
1,260,000	5.00%, 11/15/2029	1,294,046
1,280,000	Cencora, Inc. 4.85%, 12/15/2029	1,308,399
	CVS Health Corp.
300,000	1.75%, 08/21/2030	266,466
323,000	1.88%, 02/28/2031	283,399
522,000	2.13%, 09/15/2031	458,559
940,000	4.30%, 03/25/2028	943,113
65,000	5.45%, 09/15/2035	66,535
500,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	524,754
	Viatris, Inc.
965,000	3.85%, 06/22/2040	740,776
460,000	4.00%, 06/22/2050	306,343
		8,176,006
	Pipelines - 2.1%
	Buckeye Partners LP
250,000	5.85%, 11/15/2043	234,444
500,000	6.75%, 02/01/2030(1)	524,876
1,425,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	1,456,889
	Columbia Pipelines Holding Co. LLC
970,000	5.00%, 11/17/2032(1)	969,914
363,000	5.10%, 10/01/2031(1)	369,126
565,000	5.68%, 01/15/2034(1)	582,136
62,000	Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(1)	66,368
810,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	840,614
465,000	Energy Transfer LP 5.00%, 05/15/2050	389,041
	Enterprise Products Operating LLC
230,000	3.30%, 02/15/2053	153,580
1,465,000	4.60%, 01/15/2031	1,483,000
180,000	5.20%, 01/15/2036	183,229
575,000	5.55%, 02/16/2055	557,237
966,014	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	821,738
1,615,000	Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(1)	1,687,381
	Hess Midstream Operations LP
2,244,000	4.25%, 02/15/2030(1)	2,194,825
655,000	6.50%, 06/01/2029(1)	676,418
	MPLX LP
1,115,000	4.80%, 02/15/2031	1,126,708
1,245,000	5.00%, 01/15/2033	1,249,438
525,000	5.40%, 09/15/2035	528,906
750,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	764,290
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	199,676
1,090,000	4.75%, 10/15/2031	1,095,792
1,290,000	5.05%, 11/01/2034	1,278,481
570,000	5.40%, 10/15/2035	575,919
430,000	6.05%, 09/01/2033	457,425
240,000	6.10%, 11/15/2032	256,821
110,000	6.63%, 09/01/2053	115,202
60,000	7.15%, 01/15/2051	65,879
680,000	Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036	687,865
500,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	527,660
	Targa Resources Corp.
350,000	4.90%, 09/15/2030	356,610
980,000	5.40%, 07/30/2036	981,127
1,330,000	5.55%, 08/15/2035	1,361,269
600,000	5.65%, 02/15/2036	616,317
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Pipelines - 2.1% - (continued)
$ 145,000	6.50%, 03/30/2034	$158,251
695,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	663,165
	Venture Global Plaquemines LNG LLC
1,105,000	6.13%, 12/15/2030(1)	1,125,271
625,000	7.50%, 05/01/2033(1)	675,313
	Whistler Pipeline LLC
506,000	5.70%, 09/30/2031(1)	525,129
421,000	5.95%, 09/30/2034(1)	435,345
		29,018,675
	Real Estate Investment Trusts - 0.4%
	Crown Castle, Inc.
195,000	2.10%, 04/01/2031	172,096
1,595,000	2.25%, 01/15/2031	1,424,669
1,035,000	3.10%, 11/15/2029	986,159
	Hudson Pacific Properties LP
389,000	4.65%, 04/01/2029(7)	359,578
350,000	5.95%, 02/15/2028	344,747
	Prologis Targeted U.S. Logistics Fund LP
420,000	4.25%, 01/15/2031(1)	416,897
1,210,000	4.75%, 01/15/2036(1)	1,181,865
		4,886,011
	Retail - 0.2%
	AutoZone, Inc.
235,000	4.75%, 02/01/2033	235,501
155,000	5.40%, 07/15/2034	160,459
307,000	6.55%, 11/01/2033	341,182
EUR 500,000	Bertrand Franchise Finance SAS 5.75%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(6)	584,121
GBP 500,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(6)	705,176
$ 500,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)(7)	487,840
428,000	Staples, Inc. 10.75%, 09/01/2029(1)	425,509
		2,939,788
	Semiconductors - 1.1%
1,120,000	Applied Materials, Inc. 4.60%, 01/15/2036	1,102,897
	Broadcom, Inc.
455,000	4.15%, 02/15/2028	456,540
1,015,000	4.20%, 10/15/2030	1,014,228
395,000	5.05%, 07/12/2029	406,683
1,110,000	5.20%, 07/15/2035	1,137,268
	Foundry JV Holdco LLC
305,000	5.50%, 01/25/2031(1)	314,819
490,000	5.90%, 01/25/2033(1)	512,710
2,950,000	6.15%, 01/25/2032(1)	3,126,080
	Intel Corp.
350,000	3.10%, 02/15/2060	195,541
899,000	3.25%, 11/15/2049	574,319
2,135,000	3.73%, 12/08/2047	1,519,252
470,000	4.10%, 05/11/2047	355,286
340,000	4.15%, 08/05/2032	327,844
170,000	4.75%, 03/25/2050	138,737
	Marvell Technology, Inc.
595,000	2.45%, 04/15/2028	573,020
720,000	2.95%, 04/15/2031	666,852
1,050,000	Micron Technology, Inc. 5.65%, 11/01/2032(7)	1,103,701
1,250,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,156,430
535,000	QUALCOMM, Inc. 4.75%, 05/20/2032	546,469
		15,228,676
The accompanying notes are an integral part of these financial statements.

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Software - 0.7%
$ 1,110,000	Open Text Corp. 3.88%, 12/01/2029(1)	$1,053,424
	Oracle Corp.
740,000	3.60%, 04/01/2050	460,954
139,000	3.65%, 03/25/2041	101,403
735,000	3.85%, 04/01/2060	449,121
835,000	3.95%, 03/25/2051	549,396
285,000	4.10%, 03/25/2061	183,581
715,000	4.70%, 09/27/2034	663,008
3,160,000	4.80%, 09/26/2032	3,050,734
155,000	4.90%, 02/06/2033	149,171
576,000	5.38%, 09/27/2054	465,854
480,000	5.50%, 09/27/2064	383,066
519,000	5.55%, 02/06/2053	430,707
600,000	6.00%, 08/03/2055	529,073
524,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	513,508
		8,983,000
	Telecommunications - 0.8%
375,000	Altice France SA 6.50%, 04/15/2032(1)(7)	359,506
675,000	EchoStar Corp. 6.75%, 11/30/2030(9)	691,516
EUR 575,000	Iliad Holding SAS 6.88%, 04/15/2031(6)	720,812
	Level 3 Financing, Inc.
$ 350,000	7.00%, 03/31/2034(1)	360,700
180,000	8.50%, 01/15/2036(1)	184,317
	NTT Finance Corp.
1,060,000	4.88%, 07/16/2030(1)	1,079,517
3,845,000	5.17%, 07/16/2032(1)	3,945,099
	T-Mobile USA, Inc.
1,235,000	2.55%, 02/15/2031	1,128,276
750,000	3.50%, 04/15/2031	717,045
380,000	3.88%, 04/15/2030	373,682
355,000	4.70%, 01/15/2035	348,783
210,000	5.05%, 07/15/2033	214,295
425,000	5.13%, 05/15/2032	437,356
275,000	5.75%, 01/15/2034	291,339
395,000	Verizon Communications, Inc. 5.88%, 11/30/2055	390,261
385,000	WULF Compute LLC 7.75%, 10/15/2030(1)	396,646
		11,639,150
	Transportation - 0.2%
2,295,000	CSX Corp. 5.05%, 06/15/2035	2,334,346
	Total Corporate Bonds (cost $361,021,648)	$361,588,585
FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
	Chile - 0.0%
EUR 1,115,000	Chile Government International Bonds 1.25%, 01/22/2051	$706,277
	Colombia - 0.1%
$ 940,000	Colombia Government International Bonds 7.50%, 02/02/2034	979,480
	Israel - 0.2%
	Israel Government International Bonds
920,000	2.75%, 07/03/2030	856,137
1,090,000	5.38%, 02/19/2030	1,127,408
	State of Israel
820,000	3.80%, 05/13/2060(6)	552,131
200,000	3.80%, 05/13/2060(6)	134,666
		2,670,342
	Mexico - 0.7%
	Mexico Government International Bonds
765,000	3.50%, 02/12/2034	661,343
2,775,000	5.38%, 03/22/2033	2,750,025
335,000	5.38%, 03/22/2033	331,985
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.7% - (continued)
	Mexico - 0.7% - (continued)
$ 570,000	5.63%, 09/22/2035	$562,020
380,000	6.00%, 05/07/2036	384,940
1,615,000	6.63%, 01/29/2038	1,685,252
2,050,000	6.88%, 05/13/2037	2,187,350
1,375,000	7.38%, 05/13/2055	1,480,875
		10,043,790
	North Macedonia - 0.2%
EUR 2,165,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	2,545,631
	Peru - 0.1%
$ 880,000	Peru Government International Bonds 5.88%, 08/08/2054	870,804
	Romania - 0.4%
	Romania Government International Bonds
EUR 1,010,000	2.63%, 12/02/2040(1)	781,759
4,405,000	2.75%, 04/14/2041(6)	3,426,978
$ 158,000	5.75%, 03/24/2035(1)	156,547
826,000	6.38%, 01/30/2034(1)	859,065
		5,224,349
	Total Foreign Government Obligations (cost $23,263,497)	$23,040,673
MUNICIPAL BONDS - 1.0%
	Development - 0.3%
3,315,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$3,275,250
	General - 0.4%
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,789,494
	School District - 0.2%
	Chicago Board of Education, IL, GO
1,115,000	6.14%, 12/01/2039	1,049,017
1,540,000	6.32%, 11/01/2029	1,535,831
		2,584,848
	Transportation - 0.1%
1,390,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	1,551,316
	Total Municipal Bonds (cost $13,823,981)	$13,200,908
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
794,179	PES Holdings LLC 3.00%, 12/31/2026, U.S. (Fed) Prime Rate + 3.00%(2)(9)(11)	$3,971
	Total Senior Floating Rate Interests (cost $794,179)	$3,971
U.S. GOVERNMENT AGENCIES - 41.1%
	Mortgage-Backed Agencies - 41.1%
	Federal Home Loan Mortgage Corp. - 9.4%
31,069	0.00%, 11/15/2036(12)(13)	$26,303
5,628,908	0.37%, 12/25/2033(2)(3)	153,024
18,241,811	0.59%, 03/25/2027(2)(3)	98,900
4,205,772	0.61%, 10/25/2026(2)(3)	14,069
17,124,527	0.71%, 12/25/2030(2)(3)	508,888
9,562,088	0.73%, 06/25/2027(2)(3)	74,402
4,160,574	0.87%, 11/25/2030(2)(3)	145,645
1,546,975	1.00%, 02/25/2051	1,361,618
7,583,329	1.01%, 10/25/2030(2)(3)	295,465
12,692,286	1.11%, 06/25/2030(2)(3)	532,809
The accompanying notes are an integral part of these financial statements.

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.1% - (continued)
	Mortgage-Backed Agencies - 41.1% - (continued)
	Federal Home Loan Mortgage Corp. - 9.4% - (continued)
$ 7,194,670	1.50%, 05/15/2037(3)	$372,557
753,582	1.50%, 11/01/2051	581,901
6,137,052	1.56%, 05/25/2030(2)(3)	352,203
518,244	1.75%, 10/15/2042	456,543
3,841,823	1.88%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(3)	230,339
466,923	2.00%, 06/01/2036	432,558
250,559	2.00%, 12/01/2040	217,085
1,612,097	2.00%, 05/01/2041	1,404,436
1,787,386	2.00%, 12/01/2041	1,553,549
1,488,810	2.00%, 10/01/2050	1,215,473
1,415,461	2.00%, 02/01/2051	1,163,809
5,535,029	2.00%, 03/01/2051	4,524,615
2,521,980	2.00%, 04/01/2051	2,052,119
1,381,780	2.00%, 05/01/2051	1,141,871
594,582	2.00%, 08/01/2051	484,912
606,325	2.00%, 11/01/2051	497,818
2,260,668	2.00%, 04/01/2052	1,859,397
3,264,545	2.00%, 06/15/2052(3)	440,272
68,862	2.50%, 05/15/2028(3)	1,508
827,200	2.50%, 05/01/2050	713,666
936,992	2.50%, 06/01/2050	804,356
2,339,087	2.50%, 07/01/2050	2,005,690
1,634,618	2.50%, 11/01/2050	1,401,275
502,104	2.50%, 02/01/2051	434,834
1,742,364	2.50%, 03/01/2051	1,488,249
2,188,879	2.50%, 03/25/2051(3)	324,940
640,102	2.50%, 05/01/2051	547,787
767,125	2.50%, 07/01/2051	655,300
958,616	2.50%, 10/01/2051	819,320
2,477,339	2.50%, 03/15/2052(3)	375,872
1,501,879	2.50%, 03/25/2052	1,358,371
2,372,657	2.50%, 04/01/2052	2,020,916
2,814,477	2.50%, 08/25/2052(3)	434,841
142,002	3.00%, 03/15/2028(3)	3,041
296,077	3.00%, 08/01/2029	292,404
1,296,141	3.00%, 10/01/2032	1,265,859
204,728	3.00%, 03/15/2033(3)	13,690
841,165	3.00%, 04/01/2033	822,280
1,442,306	3.00%, 11/01/2036	1,374,945
857,036	3.00%, 01/01/2037	816,473
2,025,000	3.00%, 03/25/2040	1,837,885
3,018,569	3.00%, 11/01/2046	2,750,611
375,667	3.00%, 12/01/2046	342,093
2,348,733	3.00%, 09/25/2051(3)	372,097
1,767,347	3.00%, 10/01/2051	1,589,168
674,890	3.00%, 01/01/2052	607,213
890,807	3.00%, 05/01/2052	798,156
287,293	3.25%, 11/15/2041	271,329
11,036	3.50%, 09/15/2026(3)	94
446,776	3.50%, 05/15/2034(3)	30,267
944,016	3.50%, 08/01/2034	924,393
79,933	3.50%, 03/15/2041(3)	728
440,465	3.50%, 10/15/2045	418,979
202,348	3.50%, 06/01/2046	192,082
888,538	3.50%, 03/01/2048	840,179
182,223	3.50%, 08/01/2048	173,107
1,670,313	3.50%, 04/25/2051(3)	337,897
1,005	4.00%, 12/15/2026(3)	6
11,179	4.00%, 07/15/2027(3)	131
6,062	4.00%, 03/15/2028(3)	23
8,569	4.00%, 06/15/2028(3)	61
147,019	4.00%, 07/15/2030(3)	7,318
975,329	4.00%, 05/25/2040(3)	145,415
1,053,637	4.00%, 09/15/2041	1,027,258
903,191	4.00%, 05/01/2042	885,297
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.1% - (continued)
	Mortgage-Backed Agencies - 41.1% - (continued)
	Federal Home Loan Mortgage Corp. - 9.4% - (continued)
$ 289,056	4.00%, 08/01/2042	$283,028
372,093	4.00%, 09/01/2042	364,333
17,054	4.00%, 07/01/2044	16,861
1,818,330	4.00%, 03/25/2045(3)	297,972
83,247	4.00%, 06/01/2045	80,617
257,754	4.00%, 02/01/2046	249,692
113,169	4.00%, 04/01/2047	110,329
93,733	4.00%, 09/01/2048	90,679
411,392	4.00%, 05/01/2049	398,436
1,601,720	4.00%, 07/01/2049	1,552,239
184,101	4.50%, 09/01/2044	181,988
1,870,323	4.50%, 05/25/2050(3)	352,528
718,291	4.75%, 07/15/2039	730,374
283,267	5.00%, 09/15/2033(3)	35,798
3,246	5.00%, 03/01/2039	3,337
93,047	5.00%, 08/01/2039	95,794
2,505	5.00%, 09/01/2039	2,561
4,938	5.00%, 12/01/2039	5,061
720,522	5.00%, 07/01/2040	730,114
4,601	5.00%, 04/01/2041	4,737
10,036	5.00%, 04/01/2044	10,323
9,522	5.00%, 05/01/2044	9,598
393,065	5.00%, 02/15/2048(3)	76,786
467,977	5.00%, 08/01/2052	469,711
780,800	5.00%, 10/25/2052	782,419
1,549,226	5.00%, 04/01/2053	1,556,846
1,406,212	5.00%, 07/01/2053	1,413,276
1,274,659	5.00%, 11/01/2054	1,284,107
4,422	5.50%, 03/01/2028	4,487
21,499	5.50%, 04/01/2033	21,820
227,241	5.50%, 05/01/2034	233,670
4,613	5.50%, 05/01/2037	4,829
13,166	5.50%, 11/01/2037	13,781
2,260,648	5.50%, 12/01/2037	2,320,127
24,897	5.50%, 02/01/2038	25,993
10,762	5.50%, 04/01/2038	11,232
13,865	5.50%, 06/01/2038	14,462
1,378,350	5.50%, 08/01/2038	1,442,788
142,480	5.50%, 09/01/2038	148,663
2,793	5.50%, 12/01/2039	2,914
37,270	5.50%, 02/01/2040	38,899
122,712	5.50%, 05/01/2040	128,113
119,605	5.50%, 08/01/2040	124,833
596,862	5.50%, 06/01/2041	622,582
500,949	5.50%, 10/15/2046(3)	95,026
1,915,262	5.50%, 02/01/2053	1,953,228
1,738,329	5.50%, 06/01/2055	1,774,795
8,736,393	5.50%, 09/01/2055	8,860,499
13,325,049	5.50%, 12/01/2055	13,514,347
433	6.00%, 07/01/2029	445
53,586	6.00%, 10/01/2032	55,497
2,799	6.00%, 11/01/2032	2,874
62,621	6.00%, 12/01/2032	64,740
5,786	6.00%, 11/01/2033	6,022
11,273	6.00%, 01/01/2034	11,625
5,895	6.00%, 02/01/2034	6,131
55,566	6.00%, 08/01/2034	57,953
63,048	6.00%, 09/01/2034	65,745
78,599	6.00%, 01/01/2035	81,731
380,086	6.00%, 11/01/2037	402,354
929,365	6.00%, 11/01/2052	958,253
1,014,447	6.00%, 12/01/2052	1,053,556
488,110	6.00%, 03/01/2053	509,001
3,842,546	6.00%, 06/01/2054	3,960,403
3,526,092	6.00%, 08/01/2054	3,629,306
83	6.50%, 08/01/2032	86
The accompanying notes are an integral part of these financial statements.

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.1% - (continued)
	Mortgage-Backed Agencies - 41.1% - (continued)
	Federal Home Loan Mortgage Corp. - 9.4% - (continued)
$ 149,222	6.50%, 07/15/2036	$155,309
48,379	6.50%, 12/01/2037	51,516
1,432,000	6.77%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,467,655
2,005,000	7.22%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,068,919
3,990,000	7.22%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,114,245
3,340,000	7.27%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	3,398,747
3,815,000	7.37%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	3,995,866
620,000	7.42%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	644,797
12	7.50%, 09/01/2029	12
1,629,000	7.52%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,666,038
1,705,000	7.57%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,778,537
1,525,000	7.87%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,593,152
2,440,000	8.37%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,566,643
		130,633,774
	Federal National Mortgage Association - 12.0%
31,383	0.00%, 03/25/2036(12)(13)	27,284
306,994	0.00%, 06/25/2041(12)(13)	234,996
6,908,413	0.30%, 01/25/2030(2)(3)	56,594
7,792,796	1.45%, 05/25/2029(2)(3)	252,522
4,282,722	1.50%, 09/01/2051	3,308,398
296,182	1.50%, 10/01/2051	228,637
391,575	1.50%, 04/01/2052	302,125
675,513	1.68%, 05/25/2046(2)(3)	33,606
713,758	1.73%, 04/25/2055(2)(3)	32,601
741,478	1.75%, 12/25/2042	677,868
471,263	1.85%, 06/25/2055(2)(3)	23,437
546,345	1.97%, 08/25/2044(2)(3)	32,594
2,494,712	1.97%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(3)	136,523
565,902	2.00%, 05/01/2036	523,840
1,285,095	2.00%, 08/01/2036	1,190,308
823,001	2.00%, 09/01/2036	764,422
598,095	2.00%, 12/01/2036	555,518
489,529	2.00%, 09/25/2039	442,503
1,029,603	2.00%, 09/01/2040	911,529
2,409,182	2.00%, 12/01/2040	2,120,659
981,698	2.00%, 04/01/2041	865,965
324,370	2.00%, 05/01/2041	282,838
1,282,059	2.00%, 10/01/2041	1,115,931
927,493	2.00%, 03/25/2050	805,483
5,060,950	2.00%, 12/01/2050	4,131,788
8,295,207	2.00%, 02/01/2051	6,778,867
12,179,749	2.00%, 03/01/2051	9,921,642
462,101	2.00%, 07/01/2051	376,444
592,641	2.00%, 10/01/2051	487,788
3,373,362	2.00%, 03/25/2052(3)	424,233
18,067	2.00%, 04/01/2052	14,628
3,761,522	2.08%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(3)	202,679
800,230	2.25%, 04/01/2033	702,835
64,745	2.50%, 06/25/2028(3)	1,375
1,776,340	2.50%, 09/01/2040	1,611,746
73,038	2.50%, 01/01/2043	65,311
1,759,056	2.50%, 02/01/2043	1,577,345
608,621	2.50%, 03/01/2043	545,371
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.1% - (continued)
	Mortgage-Backed Agencies - 41.1% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 1,286,021	2.50%, 05/01/2043	$1,149,976
1,036,444	2.50%, 06/01/2043	921,985
631,212	2.50%, 04/01/2045	549,407
826,011	2.50%, 04/01/2050	706,779
946,991	2.50%, 06/01/2050	812,815
156,036	2.50%, 07/01/2050	133,080
1,502,527	2.50%, 09/01/2050	1,284,036
2,557,300	2.50%, 10/01/2050	2,209,791
1,118,438	2.50%, 01/01/2051	965,597
2,715,312	2.50%, 02/25/2051(3)	460,019
10,840,387	2.50%, 05/01/2051	9,315,103
1,226,384	2.50%, 07/01/2051	1,049,522
807,098	2.50%, 09/01/2051	693,642
9,474,012	2.50%, 11/01/2051	8,160,626
1,436,947	2.50%, 12/01/2051	1,240,665
1,406,848	2.50%, 01/01/2052	1,207,454
2,095,860	2.50%, 03/01/2052	1,783,242
2,715,858	2.50%, 06/25/2052(3)	410,903
2,680,626	2.50%, 09/25/2052(3)	418,764
1,927,934	2.50%, 01/01/2057	1,640,882
35,605	3.00%, 09/25/2027(3)	567
173,932	3.00%, 01/25/2028(3)	1,983
924,239	3.00%, 04/25/2033(3)	54,207
345,816	3.00%, 08/01/2033	337,944
995,057	3.00%, 03/01/2037	948,836
1,496,814	3.00%, 06/01/2043	1,384,132
981,779	3.00%, 09/01/2048	890,709
940,297	3.00%, 08/25/2049	861,955
2,295,426	3.00%, 08/01/2050	2,046,487
910,657	3.00%, 10/01/2050	808,218
1,308,687	3.00%, 12/01/2050	1,161,679
421,113	3.00%, 04/01/2051	374,875
1,186,188	3.00%, 05/01/2051	1,075,616
1,341,949	3.00%, 08/01/2051	1,200,487
3,311,352	3.00%, 10/01/2051	2,963,298
3,954,683	3.00%, 11/01/2051	3,528,051
1,801,054	3.00%, 12/01/2051	1,606,624
976,350	3.00%, 04/01/2052	873,659
1,235,405	3.00%, 05/01/2052	1,106,294
28,861	3.50%, 05/25/2027(3)	370
76,164	3.50%, 10/25/2027(3)	1,653
195,855	3.50%, 05/25/2030(3)	9,356
42,660	3.50%, 08/25/2030(3)	1,373
3,905	3.50%, 02/25/2031(3)	20
223,384	3.50%, 09/25/2035(3)	19,385
1,174,789	3.50%, 11/25/2039(3)	99,682
1,777,223	3.50%, 08/01/2043	1,692,244
536,055	3.50%, 10/01/2044	509,984
513,700	3.50%, 02/01/2045	487,917
489,622	3.50%, 01/01/2046	464,812
361,672	3.50%, 03/01/2046	343,453
871,577	3.50%, 09/01/2046	822,605
413,986	3.50%, 10/01/2046	391,008
301,668	3.50%, 10/25/2046(3)	56,470
431,097	3.50%, 11/01/2046	408,217
619,769	3.50%, 05/01/2047	587,266
306,330	3.50%, 09/01/2047	289,727
261,350	3.50%, 12/01/2047	247,683
192,642	3.50%, 02/01/2048	181,415
961,830	3.50%, 07/01/2048	910,792
2,064,519	3.50%, 04/01/2052	1,928,326
3,557,351	3.50%, 09/01/2057	3,263,602
1,994,415	3.50%, 05/01/2058	1,829,722
1,080,500	3.92%, 10/01/2030	1,069,449
1,112,453	4.00%, 10/01/2040	1,089,775
437,677	4.00%, 11/01/2040	428,624
The accompanying notes are an integral part of these financial statements.

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.1% - (continued)
	Mortgage-Backed Agencies - 41.1% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 331,572	4.00%, 12/01/2040	$324,656
155,445	4.00%, 02/01/2041	152,187
404,169	4.00%, 03/01/2041	395,529
1,001,195	4.00%, 06/01/2041	987,236
139,242	4.00%, 03/25/2042(3)	13,812
186,353	4.00%, 08/01/2042	182,214
420,720	4.00%, 09/01/2042	411,464
70,567	4.00%, 11/25/2042(3)	6,179
64,265	4.00%, 03/01/2045	62,254
244,924	4.00%, 03/01/2046	238,019
90,661	4.00%, 05/01/2046	87,655
414,320	4.00%, 06/01/2046	400,623
1,043,769	4.00%, 10/01/2047	1,009,160
450,690	4.00%, 09/01/2048	435,394
309,973	4.00%, 01/01/2049	301,810
103,462	4.00%, 08/01/2049	100,546
1,860,784	4.00%, 04/01/2050	1,800,694
1,922,182	4.00%, 11/25/2050(3)	394,265
303,800	4.00%, 08/01/2051	296,551
1,305,238	4.00%, 06/01/2052	1,250,941
1,714,400	4.12%, 11/01/2030	1,710,873
1,385,000	4.37%, 11/01/2030	1,397,358
2,477,609	4.39%, 04/01/2029	2,510,313
57	4.50%, 07/25/2027(3)	0 (14)
240,530	4.50%, 09/01/2035	242,604
850,651	4.50%, 12/01/2037	857,107
846,498	4.50%, 08/01/2040	852,956
859,199	4.50%, 10/01/2040	865,969
443,648	4.50%, 10/01/2041	446,664
1,009,154	4.50%, 08/25/2043(3)	197,754
359,046	4.50%, 09/01/2043	361,819
475,274	4.50%, 04/01/2049	471,070
2,190,940	4.50%, 01/01/2051	2,142,231
1,491,212	4.50%, 03/01/2053	1,459,240
881,000	4.52%, 10/01/2030	894,693
380,000	4.75%, 04/01/2028	385,753
94,974	5.00%, 04/25/2038	96,215
1,133,904	5.00%, 12/25/2051	1,136,557
1,595,131	5.00%, 07/01/2052	1,601,040
1,099,018	5.00%, 08/01/2052	1,103,769
2,050,000	5.07%, 12/01/2028	2,111,512
54,368	5.50%, 06/01/2033	56,338
46,406	5.50%, 08/01/2033	47,062
302,918	5.50%, 09/01/2033	310,695
246,895	5.50%, 12/01/2033	253,331
201,170	5.50%, 01/01/2034	206,522
1,060,862	5.50%, 11/01/2035	1,107,798
300,796	5.50%, 04/01/2036	314,487
203,624	5.50%, 09/01/2036	209,075
183,679	5.50%, 04/25/2037	190,760
713,741	5.50%, 04/01/2038	732,521
1,093,745	5.50%, 11/01/2039	1,121,545
2,364,320	5.50%, 08/01/2040	2,426,615
796,097	5.50%, 11/25/2040(3)	89,255
702,333	5.50%, 06/25/2042(3)	156,526
842,603	5.50%, 08/25/2044(3)	127,726
1,395,043	5.50%, 03/25/2052	1,413,490
1,294,348	5.50%, 04/25/2052	1,322,363
1,828,026	5.50%, 11/01/2052	1,866,295
3,830,059	5.50%, 12/01/2052	3,904,674
1,953,291	5.50%, 06/01/2053	1,990,634
11,081	5.52%, 05/25/2042(2)(3)	1,091
99,040	6.00%, 12/01/2032	101,608
120,728	6.00%, 01/01/2033	123,859
16,542	6.00%, 02/01/2033	17,066
96,606	6.00%, 03/01/2033	99,801
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.1% - (continued)
	Mortgage-Backed Agencies - 41.1% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 287,503	6.00%, 02/01/2037	$304,065
340,926	6.00%, 01/25/2042(3)	16,061
1,107,000	6.00%, 05/01/2053	1,151,323
1,201,913	6.00%, 09/01/2054	1,236,556
105	6.50%, 05/01/2031	110
338	6.50%, 09/01/2031	350
325	6.50%, 07/01/2032	337
236	7.00%, 07/01/2029	248
48	7.00%, 12/01/2030	50
43	7.00%, 03/01/2032	45
149	7.50%, 06/01/2027	150
2,472	7.50%, 03/01/2030	2,526
4,080	7.50%, 04/01/2030	4,140
310	7.50%, 06/01/2030	319
694	7.50%, 07/01/2030	714
201	7.50%, 08/01/2030	206
587	7.50%, 05/01/2031	597
2,842	7.50%, 06/01/2031	2,890
196	7.50%, 08/01/2031	198
11,637	7.50%, 09/01/2031	11,848
25	7.50%, 05/01/2032	25
		165,863,653
	Government National Mortgage Association - 10.2%
2,105,931	2.00%, 10/20/2050	1,745,312
4,044,372	2.00%, 12/20/2050	3,350,528
7,820,000	2.00%, 01/20/2055(15)	6,474,684
320,144	2.50%, 12/16/2039	306,600
669,271	2.50%, 07/20/2041	613,073
1,642,528	2.50%, 11/20/2049	1,426,393
1,312,137	2.50%, 03/20/2051	1,132,442
4,746,058	2.50%, 04/20/2051	4,096,238
36,050,000	2.50%, 01/20/2055(15)	31,090,309
44,765	3.00%, 09/20/2028(3)	250
1,198,861	3.00%, 05/20/2035(3)	52,912
220,388	3.00%, 02/16/2043(3)	28,842
1,161,562	3.00%, 03/15/2045	1,050,067
58,556	3.00%, 04/15/2045	52,937
1,013,925	3.00%, 07/15/2045	916,610
20,204	3.00%, 08/15/2045	18,265
6,180,343	3.00%, 04/20/2051	5,561,710
693,924	3.00%, 06/20/2051	624,323
1,870,293	3.00%, 08/20/2051	1,682,700
6,345	3.50%, 02/16/2027(3)	23
35,708	3.50%, 03/20/2027(3)	128
27,032	3.50%, 07/20/2040(3)	181
190,496	3.50%, 04/20/2042(3)	4,914
1,178,609	3.50%, 10/20/2042(3)	164,815
133,729	3.50%, 11/15/2042	125,216
3,785	3.50%, 12/15/2042	3,536
78,173	3.50%, 02/15/2043	72,953
4,168	3.50%, 03/15/2043	3,890
795,385	3.50%, 04/15/2043	742,271
1,569,852	3.50%, 05/15/2043	1,465,057
393,218	3.50%, 07/20/2043(3)	60,550
880,788	3.50%, 03/20/2044	826,603
1,143,276	3.50%, 06/20/2046	1,064,894
289,037	3.50%, 07/20/2046	267,404
306,432	3.50%, 10/20/2046	285,170
1,207,960	3.50%, 02/20/2047	1,123,627
355,853	3.50%, 08/20/2047	331,739
246,600	3.50%, 11/20/2047	229,625
300,842	3.50%, 03/20/2048	279,108
409,373	3.50%, 06/20/2049	378,173
926,055	3.50%, 07/20/2049	855,092
997,172	3.50%, 11/20/2049	919,728
294,246	3.50%, 06/20/2050	271,160
The accompanying notes are an integral part of these financial statements.

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.1% - (continued)
	Mortgage-Backed Agencies - 41.1% - (continued)
	Government National Mortgage Association - 10.2% - (continued)
$ 941,003	3.50%, 02/20/2051	$867,992
703,911	3.88%, 08/15/2042	677,184
1,653	4.00%, 12/16/2026(3)	0 (14)
55,101	4.00%, 05/20/2029(3)	219
1,273,343	4.00%, 07/20/2040	1,238,933
1,403,474	4.00%, 09/20/2040	1,365,437
2,222,421	4.00%, 10/20/2040	2,160,592
576,885	4.00%, 12/20/2040	557,739
89,339	4.00%, 05/16/2042(3)	7,150
1,957,591	4.00%, 09/16/2042(3)	408,458
100,134	4.00%, 01/20/2044(3)	19,255
732,836	4.00%, 01/16/2046(3)	118,242
653,466	4.00%, 03/20/2047(3)	105,987
274,610	4.00%, 11/20/2047	260,561
855,024	4.00%, 03/20/2048	813,149
2,296,087	4.00%, 07/20/2048	2,205,545
39,712	4.50%, 11/15/2039	39,304
393,313	4.50%, 05/15/2040	392,438
1,404,465	4.50%, 05/20/2040	1,414,606
84,250	4.50%, 07/15/2041	83,353
1,299,552	4.50%, 08/20/2045(3)	243,951
126,311	4.50%, 01/20/2046	125,821
771,443	4.50%, 01/20/2047(3)	82,789
976,414	4.50%, 05/20/2048(3)	145,214
279,181	4.50%, 05/20/2052	274,171
806,195	4.50%, 08/20/2052	791,476
740,654	4.50%, 09/20/2052	726,902
3,372,381	4.50%, 10/20/2052	3,309,244
821,003	5.00%, 02/16/2040(3)	161,057
736,942	5.00%, 05/20/2040	757,822
587,739	5.00%, 06/20/2040	606,182
231,321	5.00%, 07/20/2040	238,011
431,663	5.00%, 06/15/2041	441,928
395,014	5.00%, 10/16/2041(3)	66,374
625,482	5.00%, 03/15/2044	640,416
174,952	5.00%, 01/16/2047(3)	33,171
3,051,724	5.00%, 07/15/2052	3,049,204
8,912,500	5.00%, 01/20/2055(15)	8,891,435
312,345	5.50%, 10/20/2034	324,137
521,036	5.50%, 03/20/2039(3)	35,307
538,844	5.50%, 07/15/2041	559,339
495,693	5.50%, 02/16/2047(3)	64,923
330,799	5.50%, 02/20/2047(3)	47,602
24,515,000	5.50%, 01/20/2055(15)	24,752,707
265	6.00%, 01/15/2029	270
183	6.00%, 04/15/2029	186
7,979	6.00%, 12/15/2031	8,220
204	6.00%, 10/15/2032	215
7,438	6.00%, 06/15/2033	7,650
151	6.00%, 03/15/2034	158
12,106	6.00%, 08/15/2034	12,614
21,933	6.00%, 09/15/2034	22,185
14,405	6.00%, 02/15/2035	15,205
26,622	6.00%, 03/15/2036	28,013
26,871	6.00%, 05/15/2036	27,910
64,612	6.00%, 06/15/2036	67,868
7,249	6.00%, 06/15/2037	7,550
13,566	6.00%, 08/15/2037	14,107
28,521	6.00%, 08/15/2039	29,630
517,250	6.00%, 09/20/2040(3)	81,570
41,901	6.00%, 06/15/2041	44,074
527,793	6.00%, 02/20/2046(3)	61,703
7,913,000	6.00%, 01/20/2055(15)	8,063,532
714,524	6.00%, 07/20/2055	729,487
3,065,391	6.00%, 09/20/2055	3,129,663
5,363	6.50%, 06/15/2028	5,425
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.1% - (continued)
	Mortgage-Backed Agencies - 41.1% - (continued)
	Government National Mortgage Association - 10.2% - (continued)
$ 294	6.50%, 08/15/2028	$300
375	6.50%, 09/15/2028	381
308	6.50%, 11/15/2028	318
1,847	6.50%, 12/15/2028	1,901
3,572	6.50%, 02/15/2029	3,621
17,753	6.50%, 03/15/2029	18,150
7,956	6.50%, 04/15/2029	8,157
2,511	6.50%, 05/15/2029	2,545
48,362	6.50%, 06/15/2029	48,949
1,543	6.50%, 07/15/2029	1,607
32	6.50%, 03/15/2031	33
53,576	6.50%, 04/15/2031	55,233
13,278	6.50%, 05/15/2031	13,831
1,062	6.50%, 06/15/2031	1,098
53,000	6.50%, 07/15/2031	54,679
9,450	6.50%, 08/15/2031	9,707
16,543	6.50%, 09/15/2031	16,918
30,943	6.50%, 10/15/2031	32,556
109,055	6.50%, 11/15/2031	111,217
17,067	6.50%, 12/15/2031	17,576
34,471	6.50%, 01/15/2032	35,353
10,470	6.50%, 02/15/2032	10,804
19,293	6.50%, 03/15/2032	19,616
71,101	6.50%, 04/15/2032	73,571
172	6.50%, 05/15/2032	181
10,213	6.50%, 06/15/2032	10,494
136	7.00%, 02/15/2031	140
57	7.00%, 06/15/2031	58
		141,711,608
	Uniform Mortgage-Backed Security - 9.5%
5,232,000	3.50%, 01/01/2056(15)	4,836,534
5,225,000	4.00%, 01/01/2040(15)	5,156,208
28,440,000	4.50%, 01/01/2040(15)	28,449,998
4,595,000	4.50%, 01/01/2055(15)	4,485,373
7,430,000	5.50%, 01/01/2040(15)	7,616,996
53,694,000	5.50%, 01/01/2055(15)	54,444,781
26,443,000	6.00%, 01/01/2055(15)	27,149,755
		132,139,645
	Total U.S. Government Agencies (cost $586,181,266)	$570,348,680
U.S. GOVERNMENT SECURITIES - 23.5%
	U.S. Treasury Securities - 23.5%
	U.S. Treasury Bonds - 13.4%
24,645,000	1.25%, 05/15/2050	$11,796,868
5,115,000	1.88%, 11/15/2051	2,827,236
7,090,000	2.25%, 08/15/2046	4,665,829
15,065,000	2.25%, 02/15/2052	9,140,218
7,860,000	2.38%, 11/15/2049	5,048,515
70,315,000	2.88%, 08/15/2045	52,741,743
6,175,000	3.00%, 02/15/2047	4,648,858
17,565,000	3.38%, 05/15/2044(16)	14,496,614
35,500,000	3.38%, 11/15/2048(17)	28,087,988
12,035,000	3.63%, 05/15/2053	9,735,657
28,222,000	4.25%, 08/15/2054	25,516,657
4,685,000	4.75%, 05/15/2055	4,603,745
6,255,000	4.75%, 08/15/2055	6,149,447
6,250,000	4.88%, 08/15/2045	6,310,547
		185,769,922
	U.S. Treasury Inflation-Indexed Bonds - 3.1%
11,315,016	0.25%, 02/15/2050(18)	6,509,708
3,717,263	0.63%, 02/15/2043(18)	2,765,134
19,955,911	0.75%, 02/15/2042(18)	15,528,837
8,917,834	0.75%, 02/15/2045(18)	6,499,113
The accompanying notes are an integral part of these financial statements.

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 23.5% - (continued)
	U.S. Treasury Securities - 23.5% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 3.1% - (continued)
$ 3,256,546	1.00%, 02/15/2046(18)		$2,454,050
11,182,825	1.38%, 02/15/2044(18)		9,359,523
			43,116,365
	U.S. Treasury Notes - 7.0%
16,645,000	2.25%, 11/15/2027		16,275,689
29,565,000	3.88%, 07/15/2028		29,814,455
32,405,000	4.13%, 11/30/2031		32,892,341
17,305,000	4.25%, 11/15/2034		17,486,837
			96,469,322
	Total U.S. Government Securities (cost $391,351,009)		$325,355,609
	Total Long-Term Investments (cost $1,622,058,774)		$1,532,881,954
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.4%
6,153,351	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $6,154,657; collateralized by U.S. Treasury Note at 4.13%, maturing 05/31/2032, with a market value of $6,276,588		$6,153,351
	Securities Lending Collateral - 0.8%
11,013,625	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(19)		11,013,625
	Total Short-Term Investments (cost $17,166,976)		$17,166,976
	Total Investments (cost $1,639,225,750)	111.8%	$1,550,048,930
	Other Assets and Liabilities	(11.8)%	(163,631,947)
	Net Assets	100.0%	$1,386,416,983
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2025, the aggregate value of these securities was
$341,941,495, representing 24.7% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Securities disclosed are interest-only strips.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Investment valued using significant unobservable inputs.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2025, the aggregate value of these securities was $13,881,837, representing 1.0% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of December 31, 2025.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Securities disclosed are principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	Market value is less than $1.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of December 31, 2025, the market value of securities pledged was $5,265,494.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of December 31, 2025, the market value of securities pledged was $5,534,521.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Futures Contracts Outstanding at December 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	761	03/16/2026	$55,601,849	$236,095
Euro BUXL 30-Year Bond Future	26	03/06/2026	3,364,739	(54,834)
U.S. Treasury 2-Year Note Future	31	03/31/2026	6,472,461	(3,914)
U.S. Treasury 5-Year Note Future	780	03/31/2026	85,257,657	(20,000)
U.S. Treasury 10-Year Note Future	252	03/20/2026	28,334,250	(203,292)
U.S. Treasury 10-Year Ultra Future	428	03/20/2026	49,226,687	(263,254)
Total				$(309,199)
Short position contracts:
Euro-BUND Future	(279)	03/06/2026	$(41,827,753)	$264,286
Long Gilt Future	(196)	03/27/2026	(24,139,799)	(58,230)
U.S. Treasury Long Bond Future	(59)	03/20/2026	(6,820,031)	94,170
U.S. Treasury Ultra Bond Future	(23)	03/20/2026	(2,714,000)	9,308
Total				$309,534
Total futures contracts				$335

TBA Sale Commitments Outstanding at December 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$1,000,000	01/20/2055	$(898,398)	$(4,141)
Government National Mortgage Association, 3.50%	3,200,000	01/20/2055	(2,911,623)	9,627
Government National Mortgage Association, 4.00%	3,875,000	01/20/2055	(3,659,907)	(16,653)
Government National Mortgage Association, 4.50%	915,000	01/20/2056	(891,124)	751
Uniform Mortgage-Backed Security, 2.00%	2,100,000	01/01/2040	(1,943,813)	(2,379)
Uniform Mortgage-Backed Security, 2.00%	17,310,000	01/01/2055	(13,988,575)	(60,119)
Uniform Mortgage-Backed Security, 2.50%	25,205,000	01/01/2055	(21,304,133)	61,747
Uniform Mortgage-Backed Security, 3.00%	5,145,000	01/01/2056	(4,549,908)	(32,156)
Uniform Mortgage-Backed Security, 3.00%	1,925,000	01/01/2041	(1,851,685)	376
Uniform Mortgage-Backed Security, 4.00%	4,324,000	01/01/2056	(4,100,988)	(22,746)
Uniform Mortgage-Backed Security, 4.50%	4,595,000	02/01/2056	(4,481,783)	(4,889)
Uniform Mortgage-Backed Security, 4.50%	18,395,000	01/01/2055	(17,956,135)	(15,332)
Uniform Mortgage-Backed Security, 4.50%	800,000	01/01/2040	(800,281)	(2,875)
Uniform Mortgage-Backed Security, 5.00%	1,160,000	01/01/2055	(1,156,738)	(5,302)
Uniform Mortgage-Backed Security, 6.50%	5,890,000	01/01/2055	(6,121,127)	(18,535)
Total TBA sale commitments (proceeds receivable $86,503,592)			$(86,616,218)	$(112,626)
At December 31, 2025, the aggregate market value of TBA Sale Commitments represents (6.2)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at December 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	12,100,000	05/31/2029	Annual	$—	$—	$(95,218)	$(95,218)
4.16% Fixed	12 Mo. USD SOFR	USD	31,330,000	03/19/2045	Annual	—	(58,172)	24,288	82,460
2.97% Fixed	12 Mo. USD SOFR	USD	8,430,000	03/15/2053	Annual	24,657	—	1,764,321	1,739,664
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	39,506	—	841,724	802,218
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(62,175)	990,447	1,052,622
Total centrally cleared interest rate swaps contracts						$64,163	$(120,347)	$3,525,562	$3,581,746

Foreign Currency Contracts Outstanding at December 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
392,000	EUR	461,171	USD	SSG	03/18/2026	$1,203
196,000	EUR	231,011	USD	NWM	03/18/2026	175
The accompanying notes are an integral part of these financial statements.

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Foreign Currency Contracts Outstanding at December 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
422,000	EUR	498,423	USD	WFB	03/18/2026	$(663)
3,765,987	USD	3,203,000	EUR	DEUT	01/30/2026	(3,711)
10,258,386	USD	8,726,000	EUR	DEUT	03/18/2026	(34,152)
2,096,623	USD	1,563,000	GBP	DEUT	01/30/2026	(10,139)
Total foreign currency contracts						$(47,287)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$238,965,816	$—	$236,220,820	$2,744,996
Convertible Bonds	377,712	—	377,712	—
Corporate Bonds	361,588,585	—	361,588,585	—
Foreign Government Obligations	23,040,673	—	23,040,673	—
Municipal Bonds	13,200,908	—	13,200,908	—
Senior Floating Rate Interests	3,971	—	3,971	—
U.S. Government Agencies	570,348,680	—	570,348,680	—
U.S. Government Securities	325,355,609	—	325,355,609	—
Short-Term Investments	17,166,976	11,013,625	6,153,351	—
Foreign Currency Contracts(2)	1,378	—	1,378	—
Futures Contracts(2)	603,859	603,859	—	—
Swaps - Interest Rate(2)	3,676,964	—	3,676,964	—
Total	$1,554,331,131	$11,617,484	$1,539,968,651	$2,744,996
Liabilities
Foreign Currency Contracts(2)	$(48,665)	$—	$(48,665)	$—
Futures Contracts(2)	(603,524)	(603,524)	—	—
Swaps - Interest Rate(2)	(95,218)	—	(95,218)	—
TBA Sale Commitments	(86,616,218)	—	(86,616,218)	—
Total	$(87,363,625)	$(603,524)	$(86,760,101)	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

47

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
December 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.5%
	Asset-Backed - Automobile - 27.1%
$ 1,895,000	Ally Auto Receivables Trust 4.03%, 07/17/2028	$1,896,647
268,825	American Heritage Auto Receivables Trust 4.83%, 03/15/2028(1)	269,400
41,554	AmeriCredit Automobile Receivables Trust 1.01%, 01/19/2027	41,490
	ARI Fleet Lease Trust
2,246,459	4.38%, 01/17/2034(1)	2,253,808
615,000	4.59%, 03/15/2034(1)	619,392
151,639	5.30%, 11/15/2032(1)	152,556
40,775	5.41%, 02/17/2032(1)	40,795
1,886,000	5.89%, 07/15/2032(1)	1,926,247
152,092	6.05%, 07/15/2032(1)	153,254
	BMW Vehicle Lease Trust
1,590,000	3.97%, 09/25/2028	1,594,253
713,118	4.43%, 09/27/2027	715,091
	BMW Vehicle Owner Trust
987,761	4.43%, 10/25/2027	989,235
1,061,075	5.47%, 02/25/2028	1,067,476
	BofA Auto Trust
2,500,000	4.35%, 11/20/2029(1)	2,516,565
266,710	4.52%, 11/22/2027(1)	267,173
	Capital One Prime Auto Receivables Trust
97,000	3.17%, 04/15/2027	96,934
4,685,000	3.88%, 01/16/2029	4,688,311
113,512	4.61%, 10/15/2027	113,661
1,001,368	4.87%, 02/15/2028	1,005,068
	CarMax Auto Owner Trust
400,000	4.42%, 08/15/2028	400,982
1,463,345	4.59%, 07/17/2028	1,467,670
232,712	4.75%, 10/15/2027	233,210
26,494	5.65%, 05/17/2027	26,510
459,749	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	461,895
976,420	Citizens Auto Receivables Trust 5.83%, 02/15/2028(1)	983,078
	Enterprise Fleet Financing LLC
18,546	4.38%, 07/20/2029(1)	18,555
153,292	4.56%, 05/20/2026(1)	153,384
1,921,239	5.23%, 03/20/2030(1)	1,935,589
80,511	5.51%, 01/22/2029(1)	80,633
412,961	5.56%, 04/22/2030(1)	415,257
475,421	5.74%, 12/20/2026(1)	477,129
144,438	5.76%, 10/22/2029(1)	144,926
1,467,570	6.40%, 03/20/2030(1)	1,485,621
	Ford Credit Auto Lease Trust
3,830,000	4.37%, 03/15/2028	3,840,405
734,193	5.06%, 05/15/2027	735,570
	Ford Credit Auto Owner Trust
1,025,000	3.91%, 04/15/2030	1,028,623
1,461,994	3.93%, 08/15/2027	1,462,174
1,949,402	4.47%, 12/15/2027	1,954,510
325,222	4.59%, 10/15/2027	325,888
2,500,000	4.85%, 08/15/2035(1)	2,549,912
	Ford Credit Floorplan Master Owner Trust A
935,000	4.63%, 04/15/2030	950,525
1,600,000	4.92%, 05/15/2028(1)	1,605,099
174,121	Foursight Capital Automobile Receivables Trust 5.99%, 05/15/2028(1)	174,711
189,713	GLS Auto Select Receivables Trust 6.37%, 06/15/2028(1)	190,582
	GM Financial Automobile Leasing Trust
940,000	4.19%, 10/20/2027	942,043
250,000	4.22%, 10/20/2028	250,824
1,115,000	4.58%, 05/22/2028	1,125,006
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.5% - (continued)
	Asset-Backed - Automobile - 27.1% - (continued)
	GM Financial Consumer Automobile Receivables Trust
$ 1,800,000	3.88%, 12/18/2028	$1,801,645
1,295,000	4.32%, 06/16/2028	1,298,266
287,400	4.40%, 02/16/2028	287,991
1,091,651	4.66%, 02/16/2028	1,094,380
3,092,605	5.45%, 06/16/2028	3,114,847
2,640,000	GMF Floorplan Owner Revolving Trust 4.59%, 03/15/2029(1)	2,662,620
	Honda Auto Receivables Owner Trust
242,627	3.76%, 12/18/2028	242,589
2,011,000	4.19%, 03/21/2028	2,016,358
702,663	4.30%, 01/18/2028	704,020
1,581,569	5.21%, 08/15/2028	1,595,315
	Hyundai Auto Lease Securitization Trust
225,000	4.37%, 01/18/2028(1)	225,848
650,920	4.58%, 09/15/2027(1)	653,336
1,430,318	4.77%, 03/15/2027(1)	1,433,802
1,925,000	4.83%, 01/18/2028(1)	1,944,470
882,702	5.02%, 03/15/2027(1)	884,579
	Hyundai Auto Receivables Trust
256,326	2.35%, 04/17/2028	255,889
1,265,000	3.88%, 04/15/2030	1,267,646
1,230,000	4.03%, 11/15/2028	1,232,594
1,625,000	4.32%, 10/15/2029	1,637,033
1,165,000	4.45%, 08/15/2028	1,168,677
1,465,000	Hyundai Floorplan Master Owner Trust 4.01%, 10/15/2030(1)	1,468,026
1,545,000	LAD Auto Receivables Trust 4.30%, 07/17/2028(1)	1,546,891
327,898	M&T Bank Auto Receivables Trust 4.63%, 05/15/2028(1)	328,650
	Mercedes-Benz Auto Lease Trust
725,000	4.23%, 02/15/2028	726,606
595,000	4.61%, 04/16/2029	602,846
272,106	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	272,561
2,148,906	Nissan Auto Lease Trust 4.91%, 04/15/2027	2,154,400
	Nissan Auto Receivables Owner Trust
1,419,964	2.07%, 12/17/2029	1,414,291
1,805,000	4.49%, 12/17/2029	1,828,615
	Porsche Financial Auto Securitization Trust
2,370,000	3.91%, 03/22/2029(1)	2,371,219
2,098,000	4.44%, 01/22/2030(1)	2,105,645
484,467	5.79%, 01/22/2029(1)	488,191
	Porsche Innovative Lease Owner Trust
2,540,000	4.61%, 10/20/2028(1)	2,568,880
2,575,000	4.67%, 11/22/2027(1)	2,585,281
2,224,494	Santander Drive Auto Receivables Trust 4.63%, 10/16/2028	2,231,289
	SBNA Auto Lease Trust
233,906	4.68%, 04/20/2027(1)	234,144
198,285	5.39%, 11/20/2026(1)	198,626
2,075,000	5.55%, 12/20/2028(1)	2,100,823
688,934	SCCU Auto Receivables Trust 4.67%, 11/15/2028(1)	690,785
	SFS Auto Receivables Securitization Trust
925,000	4.44%, 12/20/2030(1)	932,718
2,500,000	4.55%, 06/20/2030(1)	2,516,576
270,125	4.65%, 05/22/2028(1)	270,539
	Stellantis Financial Underwritten Enhanced Lease Trust
2,790,000	4.31%, 05/22/2028(1)	2,798,845
The accompanying notes are an integral part of these financial statements.

48

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.5% - (continued)
	Asset-Backed - Automobile - 27.1% - (continued)
$ 2,700,000	4.47%, 07/20/2028(1)	$2,718,535
	Toyota Auto Receivables Owner Trust
1,480,000	3.89%, 08/15/2028	1,481,599
1,295,000	4.29%, 06/15/2028	1,298,683
830,308	4.46%, 03/15/2028	832,271
	Toyota Lease Owner Trust
1,085,000	3.96%, 11/20/2028(1)	1,087,673
1,625,000	4.21%, 09/20/2027(1)	1,627,804
58,959	4.31%, 02/22/2027(1)	58,979
650,000	5.26%, 06/20/2028(1)	654,076
1,750,000	USAA Auto Owner Trust 4.97%, 12/17/2029(1)	1,772,200
414,547	USB Auto Owner Trust 4.51%, 06/15/2028(1)	415,400
	Volkswagen Auto Lease Trust
1,395,000	4.01%, 01/22/2029	1,400,461
2,280,000	4.43%, 12/20/2027	2,288,643
682,937	Volkswagen Auto Loan Enhanced Trust 4.65%, 11/22/2027	684,601
32,894	Westlake Automobile Receivables Trust 5.89%, 02/16/2027(1)	32,919
270,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	270,407
	Wheels Fleet Lease Funding 1 LLC
1,915,000	4.57%, 01/18/2040(1)	1,931,661
168,165	4.87%, 06/21/2039(1)	169,822
652,837	5.80%, 04/18/2038(1)	657,001
405,380	6.46%, 08/18/2038(1)	410,138
	World Omni Auto Receivables Trust
2,432,423	1.90%, 03/15/2028	2,423,290
2,500,000	3.44%, 03/15/2028	2,495,629
	World Omni Automobile Lease Securitization Trust
2,660,000	4.42%, 04/17/2028	2,682,097
2,525,000	5.25%, 09/17/2029	2,554,951
		133,734,859
	Asset-Backed - Credit Card - 0.5%
2,260,000	WF Card Issuance Trust 4.34%, 05/15/2030	2,290,001
	Other Asset-Backed Securities - 7.1%
64,040	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	64,168
577,360	Amur Equipment Finance Receivables XII LLC 6.09%, 12/20/2029(1)	582,148
1,132,864	Amur Equipment Finance Receivables XIII LLC 5.38%, 01/21/2031(1)	1,145,624
2,516,058	Amur Equipment Finance Receivables XV LLC 4.70%, 09/22/2031(1)	2,541,810
2,438,250	Apidos CLO XXXII 4.98%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(2)	2,439,340
136,121	Auxilior Term Funding LLC 6.18%, 12/15/2028(1)	136,796
2,610,000	Bain Capital Credit CLO Ltd. 5.07%, 10/23/2034, 3 mo. USD Term SOFR + 1.21%(1)(2)	2,610,324
675,000	Barings Equipment Finance LLC 4.02%, 02/13/2029(1)	676,101
450,000	Benefit Street Partners CLO XXIII Ltd. 4.96%, 04/25/2034, 3 mo. USD Term SOFR + 1.10%(1)(2)	449,133
	CCG Receivables Trust
1,060,000	4.14%, 08/15/2034(1)	1,062,284
384,707	4.48%, 10/14/2032(1)	386,844
202,152	5.82%, 09/16/2030(1)	202,953
	CNH Equipment Trust
753,062	4.30%, 02/18/2028	753,770
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.5% - (continued)
	Other Asset-Backed Securities - 7.1% - (continued)
$ 1,216,869	4.30%, 08/15/2028	$1,219,533
1,735,000	4.37%, 11/15/2028	1,741,459
101,647	5.42%, 10/15/2027	101,773
367,414	Dext ABS LLC 6.56%, 05/15/2034(1)	369,460
1,681,102	DLLAA LLC 4.70%, 10/20/2027(1)	1,687,449
224,148	DLLAD LLC 5.50%, 08/20/2027(1)	225,140
1,300,000	Elmwood CLO 15 Ltd. 5.01%, 04/22/2035, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,300,377
156,975	GreatAmerica Leasing Receivables Funding LLC 5.32%, 08/17/2026(1)	157,124
	HPEFS Equipment Trust
1,135,000	4.07%, 11/22/2032(1)	1,136,197
543,016	5.18%, 05/20/2031(1)	543,917
	John Deere Owner Trust
925,000	4.28%, 07/17/2028	928,247
330,701	4.36%, 08/16/2027	330,994
	Kubota Credit Owner Trust
380,000	4.48%, 04/17/2028(1)	381,924
2,446,033	4.61%, 12/15/2027(1)	2,455,826
766,467	5.28%, 01/18/2028(1)	772,183
161,155	5.39%, 01/15/2027(1)	161,320
	MMAF Equipment Finance LLC
693,944	5.20%, 09/13/2027(1)	695,770
15,325	5.79%, 11/13/2026(1)	15,332
898,278	NYCTL Trust 4.84%, 11/10/2038(1)	898,417
438,396	Octagon Investment Partners 36 Ltd. 5.14%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	438,370
467,075	Octagon Investment Partners 39 Ltd. 5.03%, 10/20/2030, 3 mo. USD Term SOFR + 1.15%(1)(2)	467,002
1,100,000	PFS Financing Corp. 4.85%, 02/15/2030(1)	1,119,694
94,423	SCF Equipment Leasing LLC 4.82%, 07/22/2030(1)	94,740
1,000,000	Verizon Master Trust 3.96%, 10/21/2030	1,002,627
	Volvo Financial Equipment LLC
660,000	3.96%, 06/15/2028(1)	660,588
810,000	4.29%, 10/16/2028(1)	813,313
385,013	4.41%, 11/15/2027(1)	385,775
1,902,199	Voya CLO Ltd. 5.08%, 07/20/2032, 3 mo. USD Term SOFR + 1.20%(1)(2)	1,902,718
		35,058,564
	Whole Loan Collateral CMO - 2.8%
416,366	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(2)	397,268
	BRAVO Residential Funding Trust
196,153	0.94%, 02/25/2049(1)(2)	184,653
118,328	0.97%, 03/25/2060(1)(2)	115,900
660,403	1.70%, 04/25/2060(1)(2)	618,876
40,868	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(3)	40,636
	COLT Mortgage Loan Trust
1,307,844	1.11%, 10/25/2066(1)(2)	1,134,757
210,842	1.33%, 10/26/2065(1)(2)	199,971
1,558,999	1.40%, 10/25/2066(1)(2)	1,336,317
733,098	1.73%, 11/26/2066(1)(2)	666,661
787,679	CSMC Trust 3.57%, 07/25/2049(1)(3)	762,222
	Ellington Financial Mortgage Trust
336,166	0.93%, 06/25/2066(1)(2)	286,158
27,370	2.74%, 11/25/2059(1)(2)	26,590
	GCAT Trust
2,194,884	1.26%, 07/25/2066(1)(2)	1,863,156
421,765	1.92%, 08/25/2066(1)(2)	394,176
The accompanying notes are an integral part of these financial statements.

49

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 37.5% - (continued)
	Whole Loan Collateral CMO - 2.8% - (continued)
	MFA Trust
$ 138,162	1.01%, 01/26/2065(1)(2)	$132,007
365,533	1.03%, 11/25/2064(1)(2)	324,251
	New Residential Mortgage Loan Trust
974,433	1.16%, 11/27/2056(1)(2)	880,606
294,794	4.00%, 08/27/2057(1)(2)	287,606
	OBX Trust
21,050	4.50%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	20,638
300,208	5.12%, 06/25/2064(1)	300,773
1,238,232	5.45%, 05/25/2065(1)(3)	1,243,444
7,936	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(2)	7,895
1,554,624	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	1,312,250
	Starwood Mortgage Residential Trust
117,331	0.94%, 05/25/2065(1)(2)	112,372
25,513	2.28%, 02/25/2050(1)(2)	24,603
	Towd Point Mortgage Trust
205,373	2.75%, 06/25/2057(1)(2)	201,862
171,380	3.75%, 03/25/2058(1)(2)	170,586
	Verus Securitization Trust
857,347	1.63%, 10/25/2066(1)(2)	757,877
313,631	5.45%, 05/25/2070(1)(3)	316,431
		14,120,542
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $186,101,160)	$185,203,966
CORPORATE BONDS - 25.4%
	Aerospace & Defense - 0.2%
900,000	Northrop Grumman Systems Corp. 7.75%, 03/15/2026	$903,177
	Auto Manufacturers - 3.0%
	American Honda Finance Corp.
1,125,000	4.55%, 07/09/2027	1,135,470
1,400,000	4.95%, 01/09/2026	1,400,251
	BMW U.S. Capital LLC
1,550,000	4.15%, 08/11/2027(1)	1,556,143
2,650,000	4.65%, 08/13/2026(1)	2,660,915
	Daimler Truck Finance North America LLC
1,550,000	4.30%, 08/12/2027(1)	1,556,686
565,000	5.15%, 01/16/2026(1)	565,185
1,650,000	Hyundai Capital America 5.45%, 06/24/2026(1)	1,659,957
2,525,000	Mercedes-Benz Finance North America LLC 4.88%, 07/31/2026(1)	2,538,517
1,900,000	Toyota Motor Credit Corp. 4.50%, 05/14/2027	1,918,251
		14,991,375
	Commercial Banks - 9.4%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(2)	1,624,557
	Bank of America Corp.
1,285,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(2)	1,302,046
925,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(2)	925,447
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.4% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 1,475,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(2)	$1,494,018
	Banque Federative du Credit Mutuel SA
1,250,000	4.94%, 01/26/2026(1)	1,250,730
875,000	5.90%, 07/13/2026(1)	883,711
2,500,000	Barclays PLC 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(2)	2,459,771
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,138,447
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,232,931
	Citibank NA
1,625,000	4.93%, 08/06/2026	1,633,514
2,400,000	5.44%, 04/30/2026	2,409,146
500,000	Citigroup, Inc. 1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 6 mo. USD SOFR + 0.77% thereafter)(2)	494,267
2,575,000	Cooperatieve Rabobank UA 4.37%, 05/27/2027	2,596,915
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,207,616
1,675,000	Goldman Sachs Bank USA 5.41%, 05/21/2027, (5.41% fixed rate until 05/21/2026; 6 mo. USD SOFR + 0.75% thereafter)(2)	1,683,779
1,475,000	JP Morgan Chase & Co. 6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(2)	1,498,190
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(2)	790,483
1,225,000	Morgan Stanley 5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(2)	1,225,832
	Morgan Stanley Bank NA
1,500,000	4.45%, 10/15/2027, (4.45% fixed rate until 10/15/2026; 6 mo. USD SOFR + 0.68% thereafter)(2)	1,505,838
1,250,000	4.75%, 04/21/2026	1,252,359
1,225,000	National Australia Bank Ltd. 4.97%, 01/12/2026	1,225,272
	PNC Bank NA
1,000,000	4.54%, 05/13/2027, (4.54% fixed rate until 05/13/2026; 6 mo. USD SOFR + 0.63% thereafter)(2)	1,001,455
1,600,000	4.78%, 01/15/2027, (4.78% fixed rate until 12/15/2026; 6 mo. USD SOFR + 0.50% thereafter)(2)	1,600,422
875,000	Royal Bank of Canada 5.20%, 07/20/2026	881,200
925,000	Societe Generale SA 6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(2)	925,507
1,225,000	Standard Chartered PLC 6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(2)	1,225,376
1,950,000	Swedbank AB 6.14%, 09/12/2026(1)	1,978,082
925,000	Toronto-Dominion Bank 5.10%, 01/09/2026(4)	925,129
2,575,000	Truist Bank 4.67%, 05/20/2027, (4.67% fixed rate until 05/20/2026; 6 mo. USD SOFR + 0.59% thereafter)(2)	2,579,412
	UBS AG
2,725,000	1.25%, 06/01/2026	2,693,936
1,575,000	4.86%, 01/10/2028, (4.86% fixed rate until 01/10/2027; 6 mo. USD SOFR + 0.72% thereafter)(2)	1,588,202
		46,233,590
The accompanying notes are an integral part of these financial statements.

50

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.4% - (continued)
	Diversified Financial Services - 0.6%
$ 2,400,000	Blackstone Holdings Finance Co. LLC 5.90%, 11/03/2027(1)	$2,476,582
360,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	359,441
		2,836,023
	Electric - 1.8%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,327,701
467,415	Consumers Securitization Funding LLC 5.55%, 03/01/2028	472,451
815,000	DTE Electric Co. 4.25%, 05/14/2027	820,576
1,459,000	Emera U.S. Finance LP 3.55%, 06/15/2026	1,454,284
500,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	501,183
2,625,000	Georgia Power Co. 4.00%, 09/15/2026, 3 mo. USD SOFR + 0.28%(2)	2,624,952
1,767,327	NYSEG Storm Funding LLC 4.71%, 05/01/2029	1,787,444
		8,988,591
	Food - 0.5%
2,565,000	Mars, Inc. 4.45%, 03/01/2027(1)	2,583,510
	Gas - 0.1%
535,000	Southern Co. Gas Capital Corp. 4.05%, 09/15/2028	535,169
	Healthcare - Products - 0.3%
1,575,000	Stryker Corp. 4.55%, 02/10/2027	1,585,179
	Healthcare - Services - 0.3%
1,300,000	UnitedHealth Group, Inc. 4.75%, 07/15/2026	1,305,487
	Insurance - 3.9%
	Athene Global Funding
1,600,000	4.86%, 08/27/2026(1)	1,605,985
2,480,000	5.68%, 02/23/2026(1)	2,485,005
	Corebridge Global Funding
2,400,000	4.90%, 01/07/2028(1)	2,439,058
725,000	5.75%, 07/02/2026(1)	731,427
585,000	F&G Global Funding 4.65%, 09/08/2028(1)	588,715
	Jackson National Life Global Funding
1,225,000	5.50%, 01/09/2026(1)	1,225,330
775,000	5.55%, 07/02/2027(1)	790,979
1,200,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	1,211,395
	Metropolitan Life Global Funding I
1,225,000	5.00%, 01/06/2026(1)	1,225,119
2,400,000	5.05%, 01/06/2028(1)	2,448,899
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,262,769
1,500,000	Principal Life Global Funding II 3.00%, 04/18/2026(1)	1,495,532
1,525,000	Protective Life Global Funding 5.37%, 01/06/2026(1)	1,525,169
		19,035,382
	Lodging - 0.3%
1,525,000	Marriott International, Inc. 4.20%, 07/15/2027	1,530,450
	Machinery - Construction & Mining - 0.3%
1,575,000	Caterpillar Financial Services Corp. 4.50%, 01/07/2027	1,587,451
	Machinery-Diversified - 0.3%
1,575,000	John Deere Capital Corp. 4.50%, 01/08/2027	1,586,921
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.4% - (continued)
	Mining - 0.5%
$ 2,275,000	Rio Tinto Finance USA PLC 4.38%, 03/12/2027	$2,290,095
	Pharmaceuticals - 0.8%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	466,556
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,225,466
2,500,000	Pfizer, Inc. 3.88%, 11/15/2027	2,508,196
		4,200,218
	Pipelines - 1.5%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	247,251
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	925,010
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,072,074
2,500,000	Spectra Energy Partners LP 3.38%, 10/15/2026	2,488,707
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,703,703
		7,436,745
	REITS - 0.5%
2,525,000	Realty Income Corp. 4.45%, 09/15/2026	2,527,565
	Retail - 0.2%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	804,524
	Semiconductors - 0.2%
885,000	Intel Corp. 4.88%, 02/10/2026	885,560
	Telecommunications - 0.5%
2,575,000	NTT Finance Corp. 4.57%, 07/16/2027(1)	2,596,727
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	1,004,825
	Total Corporate Bonds (cost $124,870,210)	$125,448,564
MUNICIPAL BONDS - 0.9%
	General - 0.9%
2,130,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 3.81%, 11/01/2027(5)	$2,132,668
2,020,000	Philadelphia Auth for Industrial Dev, PA, Rev, (AG) 6.35%, 04/15/2028	2,097,821
	Total Municipal Bonds (cost $4,228,203)	$4,230,489
U.S. GOVERNMENT AGENCIES - 6.4%
	Mortgage-Backed Agencies - 6.4%
	Federal Home Loan Mortgage Corp. - 1.6%
284,106	1.00%, 05/15/2041	$266,461
2,157	1.75%, 04/15/2027	2,151
1,148,953	3.00%, 10/15/2045	1,130,549
40,057	3.50%, 05/15/2026	39,963
580,806	4.00%, 03/15/2037	579,966
2,304,669	4.75%, 09/25/2052	2,307,495
3,747,496	5.00%, 03/25/2043	3,737,057
		8,063,642
	Federal National Mortgage Association - 1.7%
1,905,744	1.50%, 06/25/2042	1,840,839
243,942	1.75%, 09/25/2041	235,663
4,779,319	2.50%, 06/01/2029	4,712,948
1,248	3.50%, 08/25/2026	1,245
126,913	3.50%, 11/01/2034	126,437
59,736	3.50%, 11/25/2038	59,545
The accompanying notes are an integral part of these financial statements.

51

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 6.4% - (continued)
	Mortgage-Backed Agencies - 6.4% - (continued)
	Federal National Mortgage Association - 1.7% - (continued)
$ 610,739	4.00%, 07/25/2040		$609,802
563,448	4.00%, 06/25/2041		562,272
			8,148,751
	Government National Mortgage Association - 3.1%
1,767,426	2.00%, 12/16/2040		1,673,529
1,127,033	2.00%, 06/16/2041		1,085,694
3,255,686	2.25%, 12/20/2039		3,167,708
2,245,211	2.25%, 02/20/2044		2,185,058
240,851	2.50%, 09/20/2046		233,586
389,483	3.50%, 01/20/2052		386,689
6,751,001	4.50%, 11/20/2043		6,769,767
			15,502,031
	Total U.S. Government Agencies (cost $31,340,424)		$31,714,424
U.S. GOVERNMENT SECURITIES - 14.9%
	U.S. Treasury Securities - 14.9%
	U.S. Treasury Notes - 14.9%
27,625,000	1.38%, 08/31/2026		$27,235,392
11,600,000	2.88%, 08/15/2028		11,413,765
34,850,000	3.63%, 08/31/2027		34,927,596
	Total U.S. Government Securities (cost $73,146,990)		$73,576,753
	Total Long-Term Investments (cost $419,686,987)		$420,174,196
SHORT-TERM INVESTMENTS - 14.3%
	Repurchase Agreements - 1.1%
5,540,743	Fixed Income Clearing Corp. Repurchase Agreement dated 12/31/2025 at 3.82%, due on 01/02/2026 with a maturity value of $5,541,919; collateralized by U.S. Treasury Bond at 4.63%, maturing 11/15/2055, with a market value of $5,651,700		$5,540,743
	Securities Lending Collateral - 0.0%
51,205	State Street Navigator Securities Lending Government Money Market Portfolio, 3.78%(6)		51,205
	U.S. Treasury Securities - 13.2%
	U.S. Treasury Bills - 13.2%
34,650,000	3.27%, 01/13/2026(7)		34,609,676
30,375,000	3.90%, 02/19/2026(7)		30,212,665
			64,822,341
	Total Short-Term Investments (cost $70,414,289)		$70,414,289
	Total Investments (cost $490,101,276)	99.4%	$490,588,485
	Other Assets and Liabilities	0.6%	3,132,699
	Net Assets	100.0%	$493,721,184
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2025, the aggregate value of these securities was
$157,163,960, representing 31.8% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,130,000 at December 31, 2025.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

52

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
December 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$185,203,966	$—	$185,203,966	$—
Corporate Bonds	125,448,564	—	125,448,564	—
Municipal Bonds	4,230,489	—	4,230,489	—
U.S. Government Agencies	31,714,424	—	31,714,424	—
U.S. Government Securities	73,576,753	—	73,576,753	—
Short-Term Investments	70,414,289	51,205	70,363,084	—
Total	$490,588,485	$51,205	$490,537,280	$—

(1)	For the year ended December 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

53

Hartford HLS Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
NWM	NatWest Markets Plc
SSG	State Street Global Markets LLC
WFB	Wells Fargo Bank NA
Currency Abbreviations:
EUR	Euro Member Countries
GBP	British Pound
USD	United States Dollar
Index Abbreviations:
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
TBA	To Be Announced
Tbk	Terbuka

54

Hartford HLS Funds
 Statements of Assets and Liabilities
December 31, 2025

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in securities, at market value(1)	$1,615,382,582	$3,670,760,080	$2,995,971,637	$3,444,215,459	$113,838,002	$833,359,540
Repurchase agreements	2,361,829	13,874,197	2,184,924	2,050,574	456,747	1,278,570
Cash	8,598,173	54,611,529	8,609,269	8,078,887	1,796,438	5,030,618
Cash collateral due from broker on futures contracts	—	4,349,649	—	—	—	—
Foreign currency	—	1,120,039	—	1,678,454	41,408	362,173
Receivables:
Investment securities sold	6,740,138	—	—	2,781,229	—	1,516,901
Fund shares sold	79,638	29,899	189,519	313,910	69,075	220,280
Dividends and interest	6,250,543	1,936,568	842,137	3,259,276	94,631	725,707
Securities lending income	1,427	2,907	—	10,648	848	5,346
Tax reclaims	884,089	286,202	41,690	1,353,131	40,679	1,713,607
Other assets	10,251	18,483	16,483	16,419	4,740	8,308
Total assets	1,640,308,670	3,746,989,553	3,007,855,659	3,463,757,987	116,342,568	844,221,050
Liabilities:
Obligation to return securities lending collateral	14,729,893	—	—	45,234,710	138,450	4,518,237
Payables:
Investment securities purchased	7,430,213	10,350,217	—	2,116,777	601,830	305,082
Fund shares redeemed	670,444	1,234,992	3,818,156	1,534,380	59,118	660,604
Investment management fees	831,998	2,067,245	1,454,207	1,836,238	83,359	507,273
Transfer agent fees	958	1,486	1,548	1,129	996	1,219
Accounting services fees	42,606	92,280	75,372	83,313	3,635	23,012
Chief Compliance Officer fees	888	1,986	1,604	1,793	60	454
Board of Directors' fees	6,980	15,901	12,883	14,539	499	3,519
Variation margin on futures contracts	—	505,728	—	—	—	—
Foreign taxes	—	—	—	—	—	777,971
Distribution fees	7,585	16,117	14,697	15,490	994	3,335
Accrued expenses	80,592	105,165	92,330	81,958	33,687	83,145
Total liabilities	23,802,157	14,391,117	5,470,797	50,920,327	922,628	6,883,851
Net assets	$1,616,506,513	$3,732,598,436	$3,002,384,862	$3,412,837,660	$115,419,940	$837,337,199
Summary of Net Assets:
Capital stock and paid-in-capital	$1,088,921,899	$2,250,685,646	$1,293,204,629	$1,804,123,237	$68,409,669	$473,241,544
Distributable earnings (loss)	527,584,614	1,481,912,790	1,709,180,233	1,608,714,423	47,010,271	364,095,655
Net assets	$1,616,506,513	$3,732,598,436	$3,002,384,862	$3,412,837,660	$115,419,940	$837,337,199
Shares authorized	9,500,000,000	5,450,000,000	3,610,000,000	4,000,000,000	800,000,000	2,625,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class IA:Net asset value per share	$29.28	$53.23	$23.19	$22.87	$17.85	$20.57
Shares outstanding	48,962,628	62,844,868	114,234,709	132,916,770	5,121,454	36,783,903
Net Assets	$1,433,637,956	$3,345,165,094	$2,648,771,047	$3,040,122,429	$91,397,658	$756,466,306
Class IB:Net asset value per share	$30.15	$51.58	$22.70	$22.59	$15.53	$21.01
Shares outstanding	6,065,573	7,217,702	12,804,781	16,502,734	1,547,276	3,849,240
Net Assets	$182,868,557	$372,320,685	$290,664,631	$372,715,231	$24,022,282	$80,870,893
Class IC:Net asset value per share	$—	$52.01	$23.15	$—	$—	$—
Shares outstanding	—	290,600	2,719,310	—	—	—
Net Assets	$—	$15,112,657	$62,949,184	$—	$—	$—
Cost of investments	$1,211,317,760	$2,429,145,296	$1,633,530,102	$2,367,480,946	$72,654,262	$573,942,959
Cost of foreign currency	$—	$1,122,231	$—	$1,680,597	$44,924	$362,060
(1) Includes Investment in securities on loan, at market value	$14,378,343	$—	$—	$44,270,046	$232,913	$11,251,631
The accompanying notes are an integral part of these financial statements.

55

Hartford HLS Funds
 Statements of Assets and Liabilities – (continued)
December 31, 2025

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Assets:
Investments in securities, at market value(1)	$717,602,782	$558,054,582	$432,553,604	$1,202,749,779	$1,543,895,579	$485,047,742
Repurchase agreements	2,638,060	346,267	575,386	3,506,432	6,153,351	5,540,743
Cash	10,384,326	1,366,616	2,269,566	13,813,043	28,288,285	21,788,495
Foreign currency	—	—	—	—	4,957,696	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	1,378	—
Receivables:
Investment securities sold	843,925	—	—	—	116,526,277	—
Fund shares sold	83,216	79,974	36,554	8,120	84,748	141,976
Dividends and interest	82,761	147,099	175,845	948,199	11,137,041	3,061,004
Securities lending income	508	5,512	3,019	—	5,003	14
Variation margin on centrally cleared swap contracts	—	—	—	—	191,036	—
Tax reclaims	—	—	—	65,543	78,838	—
Other assets	7,268	5,195	6,282	8,766	9,691	6,333
Total assets	731,642,846	560,005,245	435,620,256	1,221,099,882	1,711,328,923	515,586,307
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	—	48,665	—
Obligation to return securities lending collateral	10,674,516	12,073,029	8,891,073	—	11,013,625	51,205
TBA sale commitments, at market value	—	—	—	—	86,616,218	—
Payables:
Investment securities purchased	—	—	—	907,141	225,427,104	21,059,772
Fund shares redeemed	353,681	1,061,785	209,817	8,011,832	883,328	498,520
Investment management fees	453,593	293,482	278,437	506,592	568,046	168,277
Transfer agent fees	1,115	1,183	995	951	1,043	979
Accounting services fees	21,668	16,516	13,225	32,406	37,974	15,813
Chief Compliance Officer fees	430	290	222	678	832	283
Board of Directors' fees	3,217	2,351	1,790	5,323	6,212	2,205
Variation margin on futures contracts	—	—	—	—	210,127	—
Distribution fees	2,817	8,752	1,559	4,088	5,892	2,652
Accrued expenses	54,199	47,810	48,046	58,813	92,874	65,417
Total liabilities	11,565,236	13,505,198	9,445,164	9,527,824	324,911,940	21,865,123
Net assets	$720,077,610	$546,500,047	$426,175,092	$1,211,572,058	$1,386,416,983	$493,721,184
Summary of Net Assets:
Capital stock and paid-in-capital	$545,838,857	$391,041,493	$356,414,432	$572,563,382	$1,654,496,676	$484,419,979
Distributable earnings (loss)	174,238,753	155,458,554	69,760,660	639,008,676	(268,079,693)	9,301,205
Net assets	$720,077,610	$546,500,047	$426,175,092	$1,211,572,058	$1,386,416,983	$493,721,184
Shares authorized	2,400,000,000	700,000,000	1,500,000,000	4,000,000,000	5,000,000,000	14,000,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class IA:Net asset value per share	$23.20	$24.58	$19.94	$93.33	$9.59	$10.33
Shares outstanding	28,141,356	13,772,934	19,508,861	11,926,341	129,713,454	41,590,397
Net Assets	$652,761,055	$338,495,186	$388,919,078	$1,113,127,785	$1,243,513,070	$429,581,422
Class IB:Net asset value per share	$21.25	$22.54	$16.42	$93.22	$9.54	$10.33
Shares outstanding	3,167,581	9,226,602	2,268,383	1,056,010	14,983,503	6,212,065
Net Assets	$67,316,555	$208,004,861	$37,256,014	$98,444,273	$142,903,913	$64,139,762
Cost of investments	$592,829,034	$429,340,482	$315,962,967	$721,408,789	$1,639,225,750	$490,101,276
Cost of foreign currency	$—	$—	$—	$—	$4,956,140	$—
Proceeds of TBA sale commitments	$—	$—	$—	$—	$86,503,592	$—
(1) Includes Investment in securities on loan, at market value	$10,449,385	$14,783,873	$9,596,054	$—	$10,614,000	$49,007
The accompanying notes are an integral part of these financial statements.

56

Hartford HLS Funds
 Statements of Operations
For the Year Ended December 31, 2025

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Investment Income:
Dividends	$16,063,511	$45,246,529	$29,810,810	$71,598,768	$1,174,853	$22,069,296
Interest	25,673,295	3,051,154	420,194	1,249,880	53,346	580,828
Securities lending — net	10,431	14,725	55	250,995	7,867	33,725
Less: Foreign tax withheld	(160,502)	(373,982)	—	(753,798)	(7,687)	(1,855,373)
Total investment income, net	41,586,735	47,938,426	30,231,059	72,345,845	1,228,379	20,828,476
Expenses:
Investment management fees	10,233,464	23,494,078	16,613,665	20,696,010	933,096	5,954,790
Administrative services fees
Class IC	—	39,013	158,580	—	—	—
Transfer agent fees
Class IA	5,103	7,937	8,128	6,046	4,695	6,479
Class IB	655	896	915	752	1,249	680
Class IC	—	38	200	—	—	—
Distribution fees
Class IB	459,586	915,949	725,461	906,528	57,667	196,435
Class IC	—	39,013	158,580	—	—	—
Custodian fees	10,156	35,175	11,892	30,942	5,056	34,920
Registration and filing fees	12,539	18,572	18,441	12,921	12,534	13,264
Accounting services fees	256,571	545,678	444,914	492,421	21,803	138,926
Board of Directors' fees	38,324	86,431	69,932	77,981	2,593	19,494
Chief Compliance Officer fees	3,279	7,444	6,044	6,622	212	1,660
Audit and tax fees	39,410	32,665	33,868	27,182	25,747	33,671
Other expenses	133,677	216,163	178,361	199,906	25,739	104,549
Total expenses (before waivers and fees paid indirectly)	11,192,764	25,439,052	18,428,981	22,457,311	1,090,391	6,504,868
Management fee waivers	(485,091)	—	—	—	—	—
Commission recapture	(11,540)	(15,509)	(8,421)	(47,793)	(478)	(746)
Total waivers and fees paid indirectly	(496,631)	(15,509)	(8,421)	(47,793)	(478)	(746)
Total expenses	10,696,133	25,423,543	18,420,560	22,409,518	1,089,913	6,504,122
Net Investment Income (Loss)	30,890,602	22,514,883	11,810,499	49,936,327	138,466	14,324,354
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	137,495,444	298,075,905	351,730,835	589,450,846	6,608,060	93,317,571
Less: Foreign taxes paid on realized capital gains	—	—	—	—	—	(399,765)
Futures contracts	128,154	6,621,584	—	—	—	—
Other foreign currency transactions	(12,184)	123,160	7	155,074	3,349	202,170
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	137,611,414	304,820,649	351,730,842	589,605,920	6,611,409	93,119,976
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	16,143,101	138,547,575	30,394,962	(109,021,512)	9,473,689	110,654,709
Futures contracts	(22,182)	1,578,131	—	—	—	—
Translation of other assets and liabilities in foreign currencies	110,530	65,675	2,768	27,136	9,876	209,717
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	16,231,449	140,191,381	30,397,730	(108,994,376)	9,483,565	110,864,426
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	153,842,863	445,012,030	382,128,572	480,611,544	16,094,974	203,984,402
Net Increase (Decrease) in Net Assets Resulting from Operations	$184,733,465	$467,526,913	$393,939,071	$530,547,871	$16,233,440	$218,308,756
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$—	$—	$230,820
The accompanying notes are an integral part of these financial statements.

57

Hartford HLS Funds
 Statements of Operations – (continued)
For the Year Ended December 31, 2025

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Investment Income:
Dividends	$4,031,263	$2,352,636	$2,101,081	$20,005,099	$62,680	$—
Interest	258,428	138,976	187,268	1,141,571	68,517,188	23,497,679
Securities lending — net	253,535	43,235	14,578	3,075	24,015	1,821
Less: Foreign tax withheld	(1,116)	—	—	(139,596)	—	—
Total investment income, net	4,542,110	2,534,847	2,302,927	21,010,149	68,603,883	23,499,500
Expenses:
Investment management fees	5,625,560	3,280,570	3,072,466	5,988,917	7,190,272	2,051,409
Transfer agent fees
Class IA	5,837	4,319	5,448	5,255	5,614	5,089
Class IB	609	2,566	533	463	610	754
Distribution fees
Class IB	183,807	493,939	90,539	249,655	367,826	165,375
Custodian fees	4,493	14,353	11,821	6,099	23,559	3,645
Registration and filing fees	12,688	14,993	12,941	12,539	13,940	12,525
Accounting services fees	133,889	95,915	78,478	197,474	243,412	96,915
Board of Directors' fees	18,419	12,299	9,603	29,145	34,776	12,119
Chief Compliance Officer fees	1,623	974	833	2,469	2,887	1,023
Audit and tax fees	32,077	32,547	31,700	32,069	41,734	45,133
Other expenses	79,335	54,838	52,024	105,725	143,640	68,730
Total expenses (before waivers and fees paid indirectly)	6,098,337	4,007,313	3,366,386	6,629,810	8,068,270	2,462,717
Commission recapture	(5,495)	(11,523)	(5,284)	(4,218)	—	—
Total waivers and fees paid indirectly	(5,495)	(11,523)	(5,284)	(4,218)	—	—
Total expenses	6,092,842	3,995,790	3,361,102	6,625,592	8,068,270	2,462,717
Net Investment Income (Loss)	(1,550,732)	(1,460,943)	(1,058,175)	14,384,557	60,535,613	21,036,783
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	64,352,408	40,394,118	22,732,422	161,552,434	(32,132,968)	116,777
Purchased options contracts	—	—	—	—	(47,999)	—
Futures contracts	—	—	—	—	(3,893,486)	—
Swap contracts	—	—	—	—	1,436,408	—
Foreign currency contracts	—	—	—	—	(2,381,881)	—
Other foreign currency transactions	1,367	—	1,092	15,635	526,897	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	64,353,775	40,394,118	22,733,514	161,568,069	(36,493,029)	116,777
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(65,423,494)	(3,077,242)	28,270,965	(82,324,290)	81,683,282	1,308,012
Futures contracts	—	—	—	—	718,591	—
Swap contracts	—	—	—	—	(1,057,540)	—
Foreign currency contracts	—	—	—	—	(686,004)	—
Translation of other assets and liabilities in foreign currencies	9	—	—	1,767	109,118	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(65,423,485)	(3,077,242)	28,270,965	(82,322,523)	80,767,447	1,308,012
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,069,710)	37,316,876	51,004,479	79,245,546	44,274,418	1,424,789
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,620,442)	$35,855,933	$49,946,304	$93,630,103	$104,810,031	$22,461,572
The accompanying notes are an integral part of these financial statements.

58

Hartford HLS Funds
 Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$30,890,602	$33,111,439	$22,514,883	$27,932,265
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	137,611,414	151,270,198	304,820,649	496,823,584
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	16,231,449	(3,876,711)	140,191,381	188,228,404
Net Increase (Decrease) in Net Assets Resulting from Operations	184,733,465	180,504,926	467,526,913	712,984,253
Distributions to Shareholders:
Class IA	(161,236,557)	(127,661,244)	(403,275,869)	(161,203,349)
Class IB	(19,705,360)	(15,623,886)	(45,619,734)	(17,979,552)
Class IC	—	—	(1,905,331)	(712,861)
Total distributions	(180,941,917)	(143,285,130)	(450,800,934)	(179,895,762)
Capital Share Transactions:
Sold	13,789,232	14,814,673	28,874,358	21,089,857
Issued on reinvestment of distributions	180,941,917	143,285,130	450,800,934	179,895,762
Redeemed	(230,636,297)	(247,285,686)	(523,718,580)	(553,739,635)
Net increase (decrease) from capital share transactions	(35,905,148)	(89,185,883)	(44,043,288)	(352,754,016)
Net Increase (Decrease) in Net Assets	(32,113,600)	(51,966,087)	(27,317,309)	180,334,475
Net Assets:
Beginning of period	1,648,620,113	1,700,586,200	3,759,915,745	3,579,581,270
End of period	$1,616,506,513	$1,648,620,113	$3,732,598,436	$3,759,915,745
The accompanying notes are an integral part of these financial statements.

59

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$11,810,499	$15,338,968	$49,936,327	$63,067,975
Net realized gain (loss) on investments and foreign currency transactions	351,730,842	311,843,085	589,605,920	499,967,064
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	30,397,730	328,953,786	(108,994,376)	(144,268,131)
Net Increase (Decrease) in Net Assets Resulting from Operations	393,939,071	656,135,839	530,547,871	418,766,908
Distributions to Shareholders:
Class IA	(263,646,122)	(123,659,813)	(505,397,957)	(255,244,168)
Class IB	(29,254,456)	(13,971,168)	(62,214,722)	(31,926,825)
Class IC	(6,190,183)	(2,893,595)	—	—
Total distributions	(299,090,761)	(140,524,576)	(567,612,679)	(287,170,993)
Capital Share Transactions:
Sold	30,910,702	30,453,902	59,304,354	85,899,175
Issued on reinvestment of distributions	299,090,761	140,524,576	567,612,679	287,170,993
Redeemed	(404,789,622)	(423,886,889)	(465,779,796)	(679,546,208)
Net increase (decrease) from capital share transactions	(74,788,159)	(252,908,411)	161,137,237	(306,476,040)
Net Increase (Decrease) in Net Assets	20,060,151	262,702,852	124,072,429	(174,880,125)
Net Assets:
Beginning of period	2,982,324,711	2,719,621,859	3,288,765,231	3,463,645,356
End of period	$3,002,384,862	$2,982,324,711	$3,412,837,660	$3,288,765,231
The accompanying notes are an integral part of these financial statements.

60

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford International Opportunities HLS Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$138,466	$(149,138)	$14,324,354	$13,172,573
Net realized gain (loss) on investments and foreign currency transactions	6,611,409	6,431,189	93,119,976	66,282,934
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	9,483,565	(4,450,562)	110,864,426	(8,644,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,233,440	1,831,489	218,308,756	70,811,260
Distributions to Shareholders:
Class IA	(4,853,668)	(797,065)	(17,421,119)	(11,938,546)
Class IB	(1,389,201)	(208,541)	(1,670,162)	(981,972)
Total distributions	(6,242,869)	(1,005,606)	(19,091,281)	(12,920,518)
Capital Share Transactions:
Sold	7,377,610	6,947,541	58,283,212	40,185,344
Issued on reinvestment of distributions	6,242,869	1,005,606	19,091,281	12,920,518
Redeemed	(25,807,068)	(29,738,628)	(265,172,244)	(157,403,061)
Net increase (decrease) from capital share transactions	(12,186,589)	(21,785,481)	(187,797,751)	(104,297,199)
Net Increase (Decrease) in Net Assets	(2,196,018)	(20,959,598)	11,419,724	(46,406,457)
Net Assets:
Beginning of period	117,615,958	138,575,556	825,917,475	872,323,932
End of period	$115,419,940	$117,615,958	$837,337,199	$825,917,475
The accompanying notes are an integral part of these financial statements.

61

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford Small Cap Growth HLS Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$(1,550,732)	$(2,871,878)	$(1,460,943)	$(1,604,783)
Net realized gain (loss) on investments and foreign currency transactions	64,353,775	156,271,872	40,394,118	140,114,118
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(65,423,485)	(97,645,737)	(3,077,242)	(34,381,923)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,620,442)	55,754,257	35,855,933	104,127,412
Distributions to Shareholders:
Class IA	(129,446,072)	(18,435,999)	(68,562,516)	(1,702,372)
Class IB	(14,367,175)	(2,140,506)	(43,939,891)	(191,953)
Total distributions	(143,813,247)	(20,576,505)	(112,502,407)	(1,894,325)
Capital Share Transactions:
Sold	20,927,134	24,000,179	41,826,368	59,599,921
Issued on reinvestment of distributions	143,813,247	20,576,505	112,132,511	1,887,894
Redeemed	(131,222,578)	(347,916,930)	(95,124,799)	(361,890,205)
Net increase (decrease) from capital share transactions	33,517,803	(303,340,246)	58,834,080	(300,402,390)
Net Increase (Decrease) in Net Assets	(112,915,886)	(268,162,494)	(17,812,394)	(198,169,303)
Net Assets:
Beginning of period	832,993,496	1,101,155,990	564,312,441	762,481,744
End of period	$720,077,610	$832,993,496	$546,500,047	$564,312,441
The accompanying notes are an integral part of these financial statements.

62

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$(1,058,175)	$(831,185)	$14,384,557	$19,188,209
Net realized gain (loss) on investments and foreign currency transactions	22,733,514	29,302,155	161,568,069	155,766,358
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	28,270,965	20,256,494	(82,322,523)	(61,005,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,946,304	48,727,464	93,630,103	113,948,766
Distributions to Shareholders:
Class IA	(1,617,305)	—	(160,622,695)	(55,200,279)
Class IB	(93,906)	—	(13,867,227)	(4,636,580)
Total distributions	(1,711,211)	—	(174,489,922)	(59,836,859)
Capital Share Transactions:
Sold	14,335,883	15,995,957	6,984,746	6,557,457
Issued on reinvestment of distributions	1,711,211	—	174,489,922	59,836,859
Redeemed	(64,836,791)	(70,164,884)	(170,841,303)	(178,320,572)
Net increase (decrease) from capital share transactions	(48,789,697)	(54,168,927)	10,633,365	(111,926,256)
Net Increase (Decrease) in Net Assets	(554,604)	(5,441,463)	(70,226,454)	(57,814,349)
Net Assets:
Beginning of period	426,729,696	432,171,159	1,281,798,512	1,339,612,861
End of period	$426,175,092	$426,729,696	$1,211,572,058	$1,281,798,512
The accompanying notes are an integral part of these financial statements.

63

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income (loss)	$60,535,613	$71,937,562	$21,036,783	$25,365,945
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(36,493,029)	(15,123,285)	116,777	194,515
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	80,767,447	(15,765,215)	1,308,012	2,149,615
Net Increase (Decrease) in Net Assets Resulting from Operations	104,810,031	41,049,062	22,461,572	27,710,075
Distributions to Shareholders:
Class IA	(67,564,962)	(57,330,959)	(22,307,001)	(20,217,668)
Class IB	(7,592,544)	(5,337,196)	(3,088,056)	(2,853,816)
Total distributions	(75,157,506)	(62,668,155)	(25,395,057)	(23,071,484)
Capital Share Transactions:
Sold	106,963,525	164,881,149	45,069,504	35,399,816
Issued on reinvestment of distributions	75,157,506	62,668,155	25,395,057	23,071,484
Redeemed	(549,502,126)	(269,396,656)	(101,774,532)	(96,929,068)
Net increase (decrease) from capital share transactions	(367,381,095)	(41,847,352)	(31,309,971)	(38,457,768)
Net Increase (Decrease) in Net Assets	(337,728,570)	(63,466,445)	(34,243,456)	(33,819,177)
Net Assets:
Beginning of period	1,724,145,553	1,787,611,998	527,964,640	561,783,817
End of period	$1,386,416,983	$1,724,145,553	$493,721,184	$527,964,640
The accompanying notes are an integral part of these financial statements.

64

Hartford HLS Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Balanced HLS Fund
For the Year Ended December 31, 2025
IA	$29.33	$0.58	$2.85	$3.43	$(0.57)	$(2.91)	$(3.48)	$29.28	12.14%	$1,433,638	0.66%	0.63%	1.94%	66%(5)
IB	30.11	0.52	2.92	3.44	(0.49)	(2.91)	(3.40)	30.15	11.86	182,869	0.91	0.88	1.69	66 (5)
For the Year Ended December 31, 2024
IA	$28.76	$0.60	$2.62	$3.22	$(0.59)	$(2.06)	$(2.65)	$29.33	11.21%	$1,460,250	0.66%	0.63%	1.98%	50%(5)
IB	29.46	0.53	2.69	3.22	(0.51)	(2.06)	(2.57)	30.11	10.94	188,371	0.91	0.88	1.73	50 (5)
For the Year Ended December 31, 2023
IA	$26.27	$0.54	$3.28	$3.82	$(0.53)	$(0.80)	$(1.33)	$28.76	14.78%	$1,502,119	0.66%	0.63%	1.96%	57%(5)
IB	26.88	0.48	3.35	3.83	(0.45)	(0.80)	(1.25)	29.46	14.50	198,467	0.91	0.88	1.71	57 (5)
For the Year Ended December 31, 2022
IA	$35.47	$0.44	$(5.08)	$(4.64)	$(0.53)	$(4.03)	$(4.56)	$26.27	(13.42)%	$1,499,116	0.65%	0.62%	1.44%	53%(5)
IB	36.18	0.37	(5.19)	(4.82)	(0.45)	(4.03)	(4.48)	26.88	(13.66)	200,282	0.90	0.87	1.19	53 (5)
For the Year Ended December 31, 2021
IA	$31.56	$0.44	$5.70	$6.14	$(0.35)	$(1.88)	$(2.23)	$35.47	19.64%	$1,948,846	0.66%	0.63%	1.29%	48%(5)
IB	32.15	0.36	5.81	6.17	(0.26)	(1.88)	(2.14)	36.18	19.37	259,957	0.91	0.88	1.04	48 (5)
Hartford Capital Appreciation HLS Fund
For the Year Ended December 31, 2025
IA	$53.19	$0.34	$6.59	$6.93	$(0.34)	$(6.55)	$(6.89)	$53.23	13.72%	$3,345,165	0.67%	0.67%	0.65%	58%
IB	51.76	0.20	6.38	6.58	(0.21)	(6.55)	(6.76)	51.58	13.42	372,321	0.92	0.92	0.40	58
IC	52.13	0.08	6.42	6.50	(0.07)	(6.55)	(6.62)	52.01	13.16	15,113	1.17	1.17	0.15	58
For the Year Ended December 31, 2024
IA	$46.05	$0.40	$9.34	$9.74	$(0.41)	$(2.19)	$(2.60)	$53.19	21.19%	$3,360,829	0.67%	0.67%	0.78%	72%
IB	44.87	0.26	9.10	9.36	(0.28)	(2.19)	(2.47)	51.76	20.90	382,792	0.92	0.92	0.53	72
IC	45.18	0.14	9.15	9.29	(0.15)	(2.19)	(2.34)	52.13	20.60	16,294	1.17	1.17	0.28	72
For the Year Ended December 31, 2023
IA	$39.37	$0.38	$7.42	$7.80	$(0.38)	$(0.74)	$(1.12)	$46.05	19.97%	$3,194,008	0.67%	0.67%	0.88%	49%
IB	38.39	0.26	7.23	7.49	(0.27)	(0.74)	(1.01)	44.87	19.67	371,021	0.92	0.92	0.63	49
IC	38.65	0.16	7.27	7.43	(0.16)	(0.74)	(0.90)	45.18	19.38	14,552	1.17	1.17	0.38	49
For the Year Ended December 31, 2022
IA	$54.26	$0.32	$(8.52)	$(8.20)	$(0.41)	$(6.28)	$(6.69)	$39.37	(15.28)%	$3,034,471	0.67%	0.67%	0.71%	64%
IB	53.10	0.20	(8.33)	(8.13)	(0.30)	(6.28)	(6.58)	38.39	(15.48)	359,906	0.92	0.92	0.46	64
IC	53.33	0.07	(8.35)	(8.28)	(0.12)	(6.28)	(6.40)	38.65	(15.71)	13,837	1.17	1.17	0.16	64
For the Year Ended December 31, 2021
IA	$51.85	$0.33	$7.27	$7.60	$(0.26)	$(4.93)	$(5.19)	$54.26	14.76%	$3,986,182	0.67%	0.67%	0.61%	58%
IB	50.85	0.19	7.11	7.30	(0.12)	(4.93)	(5.05)	53.10	14.45	483,113	0.92	0.92	0.36	58
IC	51.08	0.06	7.14	7.20	(0.02)	(4.93)	(4.95)	53.33	14.18	41,107	1.17	1.17	0.11	58
Hartford Disciplined Equity HLS Fund
For the Year Ended December 31, 2025
IA	$22.54	$0.10	$3.00	$3.10	$(0.09)	$(2.36)	$(2.45)	$23.19	14.32%	$2,648,771	0.59%	0.59%	0.44%	35%
IB	22.12	0.04	2.94	2.98	(0.04)	(2.36)	(2.40)	22.70	14.01	290,665	0.84	0.84	0.19	35
IC	22.54	(0.01)	2.99	2.98	(0.01)	(2.36)	(2.37)	23.15	13.75	62,949	1.09	1.09	(0.06)	35
For the Year Ended December 31, 2024
IA	$18.86	$0.12	$4.63	$4.75	$(0.13)	$(0.94)	$(1.07)	$22.54	25.37%	$2,612,607	0.59%	0.59%	0.56%	27%
IB	18.52	0.07	4.55	4.62	(0.08)	(0.94)	(1.02)	22.12	25.10	302,753	0.84	0.84	0.31	27
IC	18.86	0.01	4.63	4.64	(0.02)	(0.94)	(0.96)	22.54	24.76	66,964	1.09	1.09	0.06	27
The accompanying notes are an integral part of these financial statements.

65

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Disciplined Equity HLS Fund – (continued)
For the Year Ended December 31, 2023
IA	$15.78	$0.16	$3.18	$3.34	$(0.15)	$(0.11)	$(0.26)	$18.86	21.24%	$2,371,805	0.59%	0.59%	0.90%	22%
IB	15.50	0.11	3.12	3.23	(0.10)	(0.11)	(0.21)	18.52	20.95	283,695	0.84	0.84	0.66	22
IC	15.78	0.07	3.18	3.25	(0.06)	(0.11)	(0.17)	18.86	20.66	64,122	1.09	1.09	0.41	22
For the Year Ended December 31, 2022
IA	$20.85	$0.16	$(4.06)	$(3.90)	$(0.18)	$(0.99)	$(1.17)	$15.78	(18.96)%	$2,196,538	0.59%	0.59%	0.90%	13%
IB	20.51	0.11	(4.00)	(3.89)	(0.13)	(0.99)	(1.12)	15.50	(19.20)	272,407	0.84	0.84	0.65	13
IC	20.85	0.07	(4.06)	(3.99)	(0.09)	(0.99)	(1.08)	15.78	(19.40)	62,585	1.09	1.09	0.40	13
For the Year Ended December 31, 2021
IA	$17.40	$0.13	$4.29	$4.42	$(0.12)	$(0.85)	$(0.97)	$20.85	25.52%	$2,997,803	0.60%	0.60%	0.64%	14%
IB	17.13	0.08	4.21	4.29	(0.06)	(0.85)	(0.91)	20.51	25.21	385,018	0.85	0.85	0.39	14
IC	17.40	0.03	4.28	4.31	(0.01)	(0.85)	(0.86)	20.85	24.92	88,474	1.10	1.10	0.14	14
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2025
IA	$23.38	$0.36	$3.41	$3.77	$(0.36)	$(3.92)	$(4.28)	$22.87	17.49%	$3,040,122	0.66%	0.66%	1.55%	62%
IB	23.15	0.30	3.36	3.66	(0.30)	(3.92)	(4.22)	22.59	17.19	372,715	0.91	0.91	1.30	62
For the Year Ended December 31, 2024
IA	$22.63	$0.45	$2.42	$2.87	$(0.46)	$(1.66)	$(2.12)	$23.38	12.67%	$2,918,912	0.66%	0.66%	1.84%	31%
IB	22.42	0.38	2.41	2.79	(0.40)	(1.66)	(2.06)	23.15	12.42	369,853	0.91	0.91	1.59	31
For the Year Ended December 31, 2023
IA	$22.04	$0.38	$2.58	$2.96	$(0.34)	$(2.03)	$(2.37)	$22.63	14.18%	$3,085,357	0.66%	0.66%	1.69%	27%
IB	21.86	0.32	2.56	2.88	(0.29)	(2.03)	(2.32)	22.42	13.89	378,288	0.91	0.91	1.44	27
For the Year Ended December 31, 2022
IA	$27.58	$0.38	$(2.83)	$(2.45)	$(0.40)	$(2.69)	$(3.09)	$22.04	(8.93)%	$2,986,097	0.65%	0.65%	1.52%	23%
IB	27.38	0.31	(2.80)	(2.49)	(0.34)	(2.69)	(3.03)	21.86	(9.15)	379,001	0.90	0.90	1.27	23
For the Year Ended December 31, 2021
IA	$22.19	$0.35	$6.67	$7.02	$(0.34)	$(1.29)	$(1.63)	$27.58	32.00%	$3,654,208	0.66%	0.66%	1.36%	21%
IB	22.04	0.28	6.62	6.90	(0.27)	(1.29)	(1.56)	27.38	31.68	470,882	0.91	0.91	1.12	21
Hartford Healthcare HLS Fund
For the Year Ended December 31, 2025
IA	$16.36	$0.03	$2.40	$2.43	$(0.13)	$(0.81)	$(0.94)	$17.85	16.10%	$91,398	0.94%	0.94%	0.18%	50%
IB	14.35	(0.01)	2.08	2.07	(0.08)	(0.81)	(0.89)	15.53	15.79	24,022	1.19	1.19	(0.07)	50
For the Year Ended December 31, 2024
IA	$16.41	$(0.01)	$0.09	$0.08	$(0.02)	$(0.11)	$(0.13)	$16.36	0.39%	$92,588	0.93%	0.93%	(0.06)%	42%
IB	14.42	(0.05)	0.09	0.04	—	(0.11)	(0.11)	14.35	0.19	25,028	1.18	1.18	(0.30)	42
For the Year Ended December 31, 2023
IA	$16.05	$0.02	$0.63	$0.65	$(0.08)	$(0.21)	$(0.29)	$16.41	4.11%	$109,010	0.92%	0.92%	0.13%	28%
IB	14.14	(0.02)	0.55	0.53	(0.04)	(0.21)	(0.25)	14.42	3.81	29,565	1.17	1.17	(0.12)	28
For the Year Ended December 31, 2022
IA	$23.57	$0.03	$(2.90)	$(2.87)	$—	$(4.65)	$(4.65)	$16.05	(11.24)%	$120,656	0.91%	0.91%	0.14%	34%
IB	21.47	(0.02)	(2.66)	(2.68)	—	(4.65)	(4.65)	14.14	(11.47)	32,411	1.16	1.16	(0.11)	34
For the Year Ended December 31, 2021
IA	$23.88	$(0.01)	$2.44	$2.43	$(0.06)	$(2.68)	$(2.74)	$23.57	10.01%	$164,964	0.92%	0.92%	(0.05)%	51%
IB	21.97	(0.07)	2.25	2.18	—	(2.68)	(2.68)	21.47	9.76	40,427	1.17	1.17	(0.30)	51
The accompanying notes are an integral part of these financial statements.

66

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2025
IA	$16.16	$0.32	$4.56	$4.88	$(0.32)	$(0.15)	$(0.47)	$20.57	30.41%	$756,466	0.76%	0.76%	1.76%	43%
IB	16.50	0.28	4.65	4.93	(0.27)	(0.15)	(0.42)	21.01	30.06	80,871	1.01	1.01	1.50	43
For the Year Ended December 31, 2024
IA	$15.13	$0.25	$1.03	$1.28	$(0.25)	$—	$(0.25)	$16.16	8.40%	$751,450	0.76%	0.76%	1.54%	43%
IB	15.45	0.21	1.05	1.26	(0.21)	—	(0.21)	16.50	8.08	74,467	1.01	1.01	1.30	43
For the Year Ended December 31, 2023
IA	$13.71	$0.22	$1.37	$1.59	$(0.17)	$—	$(0.17)	$15.13	11.72%	$791,135	0.76%	0.76%	1.54%	54%
IB	13.99	0.19	1.40	1.59	(0.13)	—	(0.13)	15.45	11.45	81,189	1.01	1.01	1.29	54
For the Year Ended December 31, 2022
IA	$20.90	$0.27	$(4.13)	$(3.86)	$(0.29)	$(3.04)	$(3.33)	$13.71	(18.14)%	$787,084	0.75%	0.75%	1.69%	91%
IB	21.21	0.24	(4.19)	(3.95)	(0.23)	(3.04)	(3.27)	13.99	(18.32)	84,305	1.00	1.00	1.44	91
For the Year Ended December 31, 2021
IA	$19.58	$0.22	$1.31	$1.53	$(0.21)	$—	$(0.21)	$20.90	7.82%	$1,064,640	0.73%	0.73%	1.09%	95%
IB	19.86	0.18	1.32	1.50	(0.15)	—	(0.15)	21.21	7.57	112,357	0.98	0.98	0.84	95
Hartford MidCap HLS Fund
For the Year Ended December 31, 2025
IA	$28.37	$(0.05)	$0.18 (6)	$0.13	$—	$(5.30)	$(5.30)	$23.20	(0.38)%	$652,761	0.76%	0.76%	(0.18)%	60%
IB	26.48	(0.11)	0.18 (6)	0.07	—	(5.30)	(5.30)	21.25	(0.65)	67,317	1.01	1.01	(0.43)	60
For the Year Ended December 31, 2024
IA	$27.35	$(0.08)	$1.78	$1.70	$—	$(0.68)	$(0.68)	$28.37	6.28%	$752,764	0.75%	0.75%	(0.28)%	75%
IB	25.63	(0.14)	1.67	1.53	—	(0.68)	(0.68)	26.48	6.03	80,229	1.00	1.00	(0.52)	75
For the Year Ended December 31, 2023
IA	$25.69	$(0.03)	$3.67	$3.64	$(0.01)	$(1.97)	$(1.98)	$27.35	14.83%	$1,009,741	0.73%	0.73%	(0.10)%	40%
IB	24.24	(0.09)	3.45	3.36	—	(1.97)	(1.97)	25.63	14.54	91,415	0.98	0.98	(0.35)	40
For the Year Ended December 31, 2022
IA	$40.31	$0.02	$(9.57)	$(9.55)	$(0.29)	$(4.78)	$(5.07)	$25.69	(24.27)%	$1,051,771	0.71%	0.71%	0.06%	44%
IB	38.35	(0.05)	(9.09)	(9.14)	(0.19)	(4.78)	(4.97)	24.24	(24.46)	88,337	0.96	0.96	(0.18)	44
For the Year Ended December 31, 2021
IA	$43.44	$0.29	$3.97	$4.26	$—	$(7.39)	$(7.39)	$40.31	9.91%	$1,973,242	0.69%	0.69%	0.65%	28%
IB	41.76	0.15	3.83	3.98	—	(7.39)	(7.39)	38.35	9.62	130,071	0.94	0.94	0.37	28
Hartford Small Cap Growth HLS Fund
For the Year Ended December 31, 2025
IA	$29.00	$(0.05)	$1.57	$1.52	$(0.81)	$(5.13)	$(5.94)	$24.58	6.83%	$338,495	0.66%	0.66%	(0.18)%	86%
IB	27.09	(0.10)	1.42	1.32	(0.74)	(5.13)	(5.87)	22.54	6.54	208,005	0.91	0.91	(0.43)	86
For the Year Ended December 31, 2024
IA	$25.71	$(0.04)	$3.41	$3.37	$(0.08)	$—	$(0.08)	$29.00	13.12%	$361,596	0.65%	0.65%	(0.15)%	69%
IB	24.03	(0.10)	3.19	3.09	(0.03)	—	(0.03)	27.09	12.84	202,716	0.90	0.90	(0.39)	69
For the Year Ended December 31, 2023
IA	$21.71	$0.02	$3.98	$4.00	$—	$—	$—	$25.71	18.42%	$569,738	0.65%	0.65%	0.08%	63%
IB	20.35	(0.04)	3.72	3.68	—	—	—	24.03	18.08	192,744	0.90	0.90	(0.16)	63
For the Year Ended December 31, 2022
IA	$36.60	$(0.02)	$(10.09)	$(10.11)	$—	$(4.78)	$(4.78)	$21.71	(28.46)%	$522,920	0.64%	0.64%	(0.06)%	52%
IB	34.77	(0.07)	(9.57)	(9.64)	—	(4.78)	(4.78)	20.35	(28.61)	170,021	0.89	0.89	(0.30)	52
The accompanying notes are an integral part of these financial statements.

67

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Growth HLS Fund – (continued)
For the Year Ended December 31, 2021
IA	$38.15	$(0.04)	$1.68	$1.64	$—	$(3.19)	$(3.19)	$36.60	4.02%	$1,153,860	0.63%	0.63%	(0.11)%	44%
IB	36.48	(0.13)	1.61	1.48	—	(3.19)	(3.19)	34.77	3.76	224,883	0.88	0.88	(0.36)	44
Hartford Small Company HLS Fund
For the Year Ended December 31, 2025
IA	$17.73	$(0.04)	$2.33	$2.29	$(0.08)	$—	$(0.08)	$19.94	12.96%	$388,919	0.81%	0.81%	(0.24)%	68%
IB	14.61	(0.07)	1.92	1.85	(0.04)	—	(0.04)	16.42	12.68	37,256	1.06	1.06	(0.49)	68
For the Year Ended December 31, 2024
IA	$15.83	$(0.03)	$1.93	$1.90	$—	$—	$—	$17.73	12.00%	$388,252	0.80%	0.80%	(0.17)%	41%
IB	13.09	(0.06)	1.58	1.52	—	—	—	14.61	11.61	38,477	1.05	1.05	(0.42)	41
For the Year Ended December 31, 2023
IA	$13.57	$(0.00)(7)	$2.26	$2.26	$—	$—	$—	$15.83	16.65%	$392,112	0.80%	0.80%	0.01%	39%
IB	11.24	(0.03)	1.88	1.85	—	—	—	13.09	16.46	40,059	1.05	1.05	(0.24)	39
For the Year Ended December 31, 2022
IA	$24.57	$(0.01)	$(7.33)	$(7.34)	$—	$(3.66)	$(3.66)	$13.57	(30.88)%	$379,584	0.79%	0.79%	(0.08)%	87%
IB	21.25	(0.05)	(6.30)	(6.35)	—	(3.66)	(3.66)	11.24	(31.07)	38,011	1.04	1.04	(0.33)	87
For the Year Ended December 31, 2021
IA	$27.44	$(0.14)	$0.66	$0.52	$—	$(3.39)	$(3.39)	$24.57	1.56%	$590,597	0.77%	0.77%	(0.51)%	111%
IB	24.23	(0.19)	0.60	0.41	—	(3.39)	(3.39)	21.25	1.30	60,025	1.02	1.02	(0.79)	111
Hartford Stock HLS Fund
For the Year Ended December 31, 2025
IA	$100.50	$1.17	$6.41	$7.58	$(1.12)	$(13.63)	$(14.75)	$93.33	7.97%	$1,113,128	0.52%	0.52%	1.19%	36%
IB	100.42	0.92	6.39	7.31	(0.88)	(13.63)	(14.51)	93.22	7.69	98,444	0.77	0.77	0.94	36
For the Year Ended December 31, 2024
IA	$96.68	$1.48	$7.06	$8.54	$(1.65)	$(3.07)	$(4.72)	$100.50	8.74%	$1,177,593	0.51%	0.51%	1.45%	16%
IB	96.60	1.22	7.05	8.27	(1.38)	(3.07)	(4.45)	100.42	8.47	104,206	0.76	0.76	1.20	16
For the Year Ended December 31, 2023
IA	$95.62	$1.45	$5.62	$7.07	$(1.25)	$(4.76)	$(6.01)	$96.68	7.72%	$1,228,741	0.51%	0.51%	1.53%	8%
IB	95.55	1.21	5.61	6.82	(1.01)	(4.76)	(5.77)	96.60	7.45	110,872	0.76	0.76	1.28	8
For the Year Ended December 31, 2022
IA	$113.91	$1.40	$(7.51)	$(6.11)	$(1.62)	$(10.56)	$(12.18)	$95.62	(5.14)%	$1,286,070	0.51%	0.51%	1.37%	10%
IB	113.84	1.14	(7.50)	(6.36)	(1.37)	(10.56)	(11.93)	95.55	(5.37)	118,218	0.76	0.76	1.12	10
For the Year Ended December 31, 2021
IA	$95.52	$1.38	$22.20	$23.58	$(1.30)	$(3.89)	$(5.19)	$113.91	24.98%	$1,506,206	0.51%	0.51%	1.32%	15%
IB	95.48	1.12	22.15	23.27	(1.02)	(3.89)	(4.91)	113.84	24.67	142,700	0.76	0.76	1.07	15
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2025
IA	$9.45	$0.39	$0.29	$0.68	$(0.54)	$—	$(0.54)	$9.59	7.30%	$1,243,513	0.51%	0.51%	4.06%	53%(8)
IB	9.40	0.36	0.29	0.65	(0.51)	—	(0.51)	9.54	7.04	142,904	0.76	0.76	3.80	53 (8)
For the Year Ended December 31, 2024
IA	$9.57	$0.39	$(0.16)	$0.23	$(0.35)	$—	$(0.35)	$9.45	2.33%	$1,571,992	0.51%	0.51%	4.11%	50%(8)
IB	9.52	0.37	(0.16)	0.21	(0.33)	—	(0.33)	9.40	2.07	152,153	0.76	0.76	3.86	50 (8)
The accompanying notes are an integral part of these financial statements.

68

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Total Return Bond HLS Fund – (continued)
For the Year Ended December 31, 2023
IA	$9.27	$0.35	$0.28	$0.63	$(0.33)	$—	$(0.33)	$9.57	6.97%	$1,621,072	0.50%	0.50%	3.77%	52%(8)
IB	9.22	0.33	0.27	0.60	(0.30)	—	(0.30)	9.52	6.69	166,540	0.75	0.75	3.51	52 (8)
For the Year Ended December 31, 2022
IA	$11.29	$0.29	$(1.88)	$(1.59)	$(0.31)	$(0.12)	$(0.43)	$9.27	(14.21)%	$1,592,156	0.50%	0.50%	2.87%	58%(8)
IB	11.22	0.26	(1.87)	(1.61)	(0.27)	(0.12)	(0.39)	9.22	(14.41)	175,651	0.75	0.75	2.62	58 (8)
For the Year Ended December 31, 2021
IA	$11.98	$0.24	$(0.35)	$(0.11)	$(0.29)	$(0.29)	$(0.58)	$11.29	(0.95)%	$2,045,579	0.50%	0.50%	2.09%	61%(8)
IB	11.91	0.21	(0.35)	(0.14)	(0.26)	(0.29)	(0.55)	11.22	(1.18)	237,952	0.75	0.75	1.84	61 (8)
Hartford Ultrashort Bond HLS Fund
For the Year Ended December 31, 2025
IA	$10.41	$0.43	$0.03	$0.46	$(0.54)	$—	$(0.54)	$10.33	4.51%	$429,581	0.45%	0.45%	4.13%	70%
IB	10.40	0.41	0.03	0.44	(0.51)	—	(0.51)	10.33	4.32	64,140	0.70	0.70	3.88	70
For the Year Ended December 31, 2024
IA	$10.34	$0.49	$0.04	$0.53	$(0.46)	$—	$(0.46)	$10.41	5.20%	$458,676	0.45%	0.45%	4.67%	63%
IB	10.33	0.46	0.04	0.50	(0.43)	—	(0.43)	10.40	4.91	69,288	0.70	0.70	4.42	63
For the Year Ended December 31, 2023
IA	$9.96	$0.40	$0.11	$0.51	$(0.13)	$—	$(0.13)	$10.34	5.18%	$486,165	0.44%	0.44%	3.95%	56%
IB	9.95	0.37	0.11	0.48	(0.10)	—	(0.10)	10.33	4.88	75,619	0.69	0.69	3.70	56
For the Year Ended December 31, 2022
IA	$10.00	$0.11	$(0.13)	$(0.02)	$(0.02)	$—	$(0.02)	$9.96	(0.17)%	$529,433	0.43%	0.43%	1.10%	66%
IB	9.99	0.08	(0.12)	(0.04)	—	—	—	9.95	(0.40)	83,560	0.68	0.68	0.84	66
For the Year Ended December 31, 2021
IA	$10.09	$0.02	$(0.04)	$(0.02)	$(0.07)	$—	$(0.07)	$10.00	(0.19)%	$605,732	0.44%	0.44%	0.15%	73%
IB	10.09	(0.01)	(0.04)	(0.05)	(0.05)	—	(0.05)	9.99	(0.46)	97,279	0.69	0.69	(0.10)	73

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 67%, 55%, 59%, 61% and 49% for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

(6)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Per share amount is less than $0.005.
(8)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 378%, 354%, 422%, 431% and 494% for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively .

The accompanying notes are an integral part of these financial statements.

69

Hartford HLS Funds
 Notes to Financial Statements
 December 31, 2025

1.
Organization:
Hartford Series Fund, Inc. (the "Company") is an open-end registered management investment company comprised of twelve series, as of December 31, 2025. Financial statements for the series of the Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Hartford Series Fund, Inc.:
Hartford Balanced HLS Fund (the "Balanced HLS Fund")
Hartford Capital Appreciation HLS Fund (the "Capital Appreciation HLS Fund")
Hartford Disciplined Equity HLS Fund (the "Disciplined Equity HLS Fund")
Hartford Dividend and Growth HLS Fund (the "Dividend and Growth HLS Fund")
Hartford Healthcare HLS Fund (the "Healthcare HLS Fund")
Hartford International Opportunities HLS Fund (the "International Opportunities HLS Fund")
Hartford MidCap HLS Fund (the "MidCap HLS Fund")
Hartford Small Cap Growth HLS Fund (the "Small Cap Growth HLS Fund")
Hartford Small Company HLS Fund (the "Small Company HLS Fund")
Hartford Stock HLS Fund (the "Stock HLS Fund")
Hartford Total Return Bond HLS Fund (the "Total Return Bond HLS Fund")
Hartford Ultrashort Bond HLS Fund (the "Ultrashort Bond HLS Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.
At a meeting held February 13-14, 2024, the Board of Directors of Hartford HLS Series Fund II, Inc. approved the reorganization of the Hartford Small Cap Growth HLS Fund, a series of Hartford HLS Series Fund II, Inc., into a newly created “shell” series of the Company. Effective immediately before the opening of business on April 29, 2024, the Small Cap Growth HLS Fund, a series of the Company, acquired all of the assets and liabilities of the Hartford Small Cap Growth HLS Fund (the “Predecessor Fund”), a series of Hartford HLS Series Fund II, Inc., in a tax-free reorganization and adopted the accounting and performance history of the Predecessor Fund (the “Reorganization”). At the time of the Reorganization, the Small Cap Growth HLS Fund had the same investment objective, investment strategies, and investment policies as the Predecessor Fund.
Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Disciplined Equity HLS Fund also has registered for sale Class IC shares. Class IA and Class IB shares of each Fund are closed to certain investors. Each of Small Cap Growth HLS Fund and Small Company HLS Fund is closed to new investors, subject to certain exceptions set forth in the Funds' prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.
Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open

70

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

71

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

72

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of December 31, 2025, there were no repurchase agreements purchased through joint trading accounts.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized capital gains, if any, at least once per year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of December 31, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new

73

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of December 31, 2025.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of December 31, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of December 31, 2025.
e)
Inflation-Indexed Bonds – Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of December 31, 2025.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of December 31, 2025.

74

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended December 31, 2025, each of Balanced HLS Fund, Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended December 31, 2025, the Total Return Bond HLS Fund had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended December 31, 2025, the Total Return Bond HLS Fund had used Options Contracts.

75

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the year ended December 31, 2025, the Total Return Bond HLS Fund had used Interest Rate Swap Contracts.

76

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

e)
Additional Derivative Instrument Information:
Balanced HLS Fund
The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$128,154	$—	$—	$—	$—	$128,154
Total	$128,154	$—	$—	$—	$—	$128,154
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(22,182)	$—	$—	$—	$—	$(22,182)
Total	$(22,182)	$—	$—	$—	$—	$(22,182)
For the year ended December 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	41
Futures Contracts Number of Short Contracts	(1)
Capital Appreciation HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$720,606	$—	$720,606
Total	$—	$—	$—	$720,606	$—	$720,606

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$6,621,584	$—	$6,621,584
Total	$—	$—	$—	$6,621,584	$—	$6,621,584
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,578,131	$—	$1,578,131
Total	$—	$—	$—	$1,578,131	$—	$1,578,131

77

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

Capital Appreciation HLS Fund – (continued)
For the year ended December 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	199
Total Return Bond HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$603,859	$—	$—	$—	$—	$603,859
Unrealized appreciation on foreign currency contracts	—	1,378	—	—	—	1,378
Unrealized appreciation on swap contracts(2)	3,676,964	—	—	—	—	3,676,964
Total	$4,280,823	$1,378	$—	$—	$—	$4,282,201
Liabilities:
Unrealized depreciation on futures contracts(1)	$603,524	$—	$—	$—	$—	$603,524
Unrealized depreciation on foreign currency contracts	—	48,665	—	—	—	48,665
Unrealized depreciation on swap contracts(2)	95,218	—	—	—	—	95,218
Total	$698,742	$48,665	$—	$—	$—	$747,407

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(47,999)	$—	$—	$—	$—	$(47,999)
Net realized gain (loss) on futures contracts	(3,893,486)	—	—	—	—	(3,893,486)
Net realized gain (loss) on swap contracts	1,436,408	—	—	—	—	1,436,408
Net realized gain (loss) on foreign currency contracts	—	(2,381,881)	—	—	—	(2,381,881)
Total	$(2,505,077)	$(2,381,881)	$—	$—	$—	$(4,886,958)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$718,591	$—	$—	$—	$—	$718,591
Net change in unrealized appreciation (depreciation) of swap contracts	(1,057,540)	—	—	—	—	(1,057,540)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(686,004)	—	—	—	(686,004)
Total	$(338,949)	$(686,004)	$—	$—	$—	$(1,024,953)

78

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

Total Return Bond HLS Fund – (continued)
For the year ended December 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,687,500
Futures Contracts Number of Long Contracts	1,906
Futures Contracts Number of Short Contracts	(1,303)
Swap Contracts at Notional Amount	$69,277,500
Foreign Currency Contracts Purchased at Contract Amount	$3,473,565
Foreign Currency Contracts Sold at Contract Amount	$25,146,372
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of December 31, 2025:
Capital Appreciation HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(720,606)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(720,606)
Derivatives not subject to a MNA	—	720,606
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Total Return Bond HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,378	$(48,665)
Futures contracts	603,859	(603,524)
Swap contracts	3,676,964	(95,218)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,282,201	(747,407)
Derivatives not subject to a MNA	(4,280,823)	698,742
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,378	$(48,665)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
NatWest Markets Plc	$175	$—	$—	$—	$175
State Street Global Markets LLC	1,203	—	—	—	1,203
Total	$1,378	$—	$—	$—	$1,378

79

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(48,002)	$—	$—	$—	$(48,002)
Wells Fargo Bank NA	(663)	—	—	—	(663)
Total	$(48,665)	$—	$—	$—	$(48,665)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.

80

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of December 31, 2025, the International Opportunity HLS Fund incurred foreign income tax payments that met the disclosure threshold. The other Funds incurred foreign income tax payments that were considered immaterial for disclosure purposes.
The cash payments for income taxes made by the International Opportunity HLS Fund to foreign jurisdictions, after accounting for any refunds, were as follows:
International Opportunities HLS Fund
Income taxes by foreign jurisdiction:
Canada	$146,053
France	314,209
Germany	358,779
India	457,964
Italy	167,784
Japan	215,916
South Korea	142,596
Taiwan	116,061
Other*	335,776
Total income taxes paid, net of refunds	$2,255,138

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclassification of dividend income, RICs, certain derivatives, losses deferred due to straddle adjustments and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

81

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended December 31, 2025 and December 31, 2024 are as follows:
	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains(1)	Ordinary Income	Long-Term Capital Gains(1)
Balanced HLS Fund	$47,060,598	$133,881,319	$47,163,403	$96,121,727
Capital Appreciation HLS Fund	99,517,551	351,283,383	157,267,574	22,628,188
Disciplined Equity HLS Fund	14,819,992	284,270,769	43,664,311	96,860,265
Dividend and Growth HLS Fund	117,921,946	449,690,733	105,907,545	181,263,448
Healthcare HLS Fund	2,909,567	3,333,302	108,182	897,424
International Opportunities HLS Fund	12,910,659	6,180,622	12,920,518	—
MidCap HLS Fund	7,467,155	136,346,092	4,779,454	15,797,051
Small Cap Growth HLS Fund	14,919,369	97,583,038	1,894,325	—
Small Company HLS Fund	1,711,211	—	—	—
Stock HLS Fund	20,232,769	154,257,153	22,131,065	37,705,794
Total Return Bond HLS Fund	75,157,506	—	62,668,155	—
Ultrashort Bond HLS Fund	25,395,057	—	23,071,484	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
As of December 31, 2025, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Balanced HLS Fund	$8,416,474	$120,391,277	$—	$(670,988)	$399,447,851	$527,584,614
Capital Appreciation HLS Fund	27,788,959	227,883,438	—	—	1,226,240,393	1,481,912,790
Disciplined Equity HLS Fund	1,944,749	344,905,640	—	—	1,362,329,844	1,709,180,233
Dividend and Growth HLS Fund	25,808,538	507,775,226	—	—	1,075,130,659	1,608,714,423
Healthcare HLS Fund	166,929	5,814,761	—	—	41,028,581	47,010,271
International Opportunities HLS Fund	27,452,595	80,319,150	—	—	256,323,910	364,095,655
MidCap HLS Fund	863,366	50,174,515	—	—	123,200,872	174,238,753
Small Cap Growth HLS Fund	—	32,959,224	—	—	122,499,330	155,458,554
Small Company HLS Fund	—	—	(44,342,784)	—	114,103,444	69,760,660
Stock HLS Fund	5,209,962	151,882,128	—	—	481,916,586	639,008,676
Total Return Bond HLS Fund	56,050,142	—	(235,898,533)	(2,504,867)	(85,726,435)	(268,079,693)
Ultrashort Bond HLS Fund	21,150,523	—	(12,336,527)	—	487,209	9,301,205
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as net operating losses, subsequent adjustments to wash sales, reclassification of dividend income, and partnerships. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2025, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Capital Appreciation HLS Fund	$(12,997)	$12,997
Disciplined Equity HLS Fund	(4,380)	4,380
MidCap HLS Fund	(41,841)	41,841
Small Cap Growth HLS Fund	(1,531,624)	1,531,624
Small Company HLS Fund	(1,406,202)	1,406,202
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

82

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

At December 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Small Company HLS Fund	$44,342,784	$—
Total Return Bond HLS Fund	89,716,938	146,181,595
Ultrashort Bond HLS Fund	654,287	11,682,240
During the year ended December 31, 2025, the Small Company HLS Fund utilized $20,889,219, Total Return Bond HLS Fund utilized $835,413 and Ultrashort Bond HLS Fund utilized $46,024 of prior year capital loss carryforwards.
The Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Healthcare HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Cap Growth HLS Fund and Stock HLS Fund had no capital loss carryforwards for U.S. federal tax purposes as of December 31, 2025.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at December 31, 2025 is different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on PFICs, partnership adjustments and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation is also different from book purposes primarily due to wash sale loss deferrals and mark-to-market adjustments on derivatives, mark-to-market adjustments on PFICs, partnership adjustments, and reclassification of dividend income. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$1,218,429,451	$427,970,743	$(28,655,783)	$399,314,960
Capital Appreciation HLS Fund	2,458,419,063	1,267,117,083	(40,901,869)	1,226,215,214
Disciplined Equity HLS Fund	1,635,827,091	1,426,662,908	(64,333,438)	1,362,329,470
Dividend and Growth HLS Fund	2,371,133,231	1,121,901,717	(46,768,915)	1,075,132,802
Healthcare HLS Fund	73,266,310	43,528,025	(2,499,586)	41,028,439
International Opportunities HLS Fund	577,724,101	267,415,892	(10,501,883)	256,914,009
MidCap HLS Fund	597,039,979	158,436,105	(35,235,242)	123,200,863
Small Cap Growth HLS Fund	435,901,519	151,500,755	(29,001,425)	122,499,330
Small Company HLS Fund	319,025,546	130,051,636	(15,948,192)	114,103,444
Stock HLS Fund	724,341,392	489,807,974	(7,893,155)	481,914,819
Total Return Bond HLS Fund	1,639,244,329	18,482,802	(104,183,130)	(85,700,328)
Ultrashort Bond HLS Fund	490,101,276	2,078,697	(1,591,488)	487,209
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of December 31, 2025, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of December 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

83

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

Fund	Management Fee Rates
Balanced HLS Fund *	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion
Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Disciplined Equity HLS Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% on next $5 billion and;
0.5000% over $10 billion
Dividend and Growth HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion
Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion
Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion

84

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

Fund	Management Fee Rates
Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion
Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

*
HFMC voluntarily waived a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Balanced HLS Fund’s average daily net assets from January 1, 2025 through December 31, 2025.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.
d)
Fees Paid Indirectly – The Company has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the year ended December 31, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows for Small Company HLS Fund: Class IA (0.80%) and Class IB (1.05%). The amount of fees recaptured by the other Funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. The Company has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares of the Funds and for certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.
Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.
The Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund's 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company's Board of Directors may determine.
f)
Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.
g)
Remuneration Paid to Directors and Officers – For the year ended December 31, 2025, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of the Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC

85

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

and/or The Hartford or its subsidiaries. For the year ended December 31, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
h)
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and SS&C GIDS, Inc. ("SS&C"), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended December 31, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.00%*	0.00%*	N/A
Capital Appreciation HLS Fund	0.00%*	0.00%*	0.00%*
Disciplined Equity HLS Fund	0.00%*	0.00%*	0.00%*
Dividend and Growth HLS Fund	0.00%*	0.00%*	N/A
Healthcare HLS Fund	0.01%	0.01%	N/A
International Opportunities HLS Fund	0.00%*	0.00%*	N/A
MidCap HLS Fund	0.00%*	0.00%*	N/A
Small Cap Growth HLS Fund	0.00%*	0.00%*	N/A
Small Company HLS Fund	0.00%*	0.00%*	N/A
Stock HLS Fund	0.00%*	0.00%*	N/A
Total Return Bond HLS Fund	0.00%*	0.00%*	N/A
Ultrashort Bond HLS Fund	0.00%*	0.00%*	N/A

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

86

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of December 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced HLS Fund	$14,378,343	$14,729,893	$—
Capital Appreciation HLS Fund	—	—	—
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	44,270,046	45,234,710	—
Healthcare HLS Fund	232,913	138,450	102,676
International Opportunities HLS Fund	11,251,631	4,518,237	7,372,356
MidCap HLS Fund	10,449,385	10,674,516	—
Small Cap Growth HLS Fund	14,783,873	12,073,029	3,055,952
Small Company HLS Fund	9,596,054	8,891,073	924,151
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	10,614,000	11,013,625	—
Ultrashort Bond HLS Fund	49,007	51,205	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Investment Transactions:
For the year ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$611,312,462	$758,868,644	$441,321,135	$461,931,701	$1,052,633,597	$1,220,800,345
Capital Appreciation HLS Fund	2,075,114,656	2,522,287,113	—	—	2,075,114,656	2,522,287,113
Disciplined Equity HLS Fund	1,036,534,238	1,400,856,813	—	—	1,036,534,238	1,400,856,813
Dividend and Growth HLS Fund	2,012,327,930	2,338,550,278	—	—	2,012,327,930	2,338,550,278
Healthcare HLS Fund	54,425,625	73,646,024	—	—	54,425,625	73,646,024
International Opportunities HLS Fund	347,813,080	533,743,782	—	—	347,813,080	533,743,782
MidCap HLS Fund	465,056,715	586,050,262	—	—	465,056,715	586,050,262
Small Cap Growth HLS Fund	454,721,248	503,870,561	—	—	454,721,248	503,870,561
Small Company HLS Fund	276,345,390	313,823,980	—	—	276,345,390	313,823,980
Stock HLS Fund	441,704,607	580,127,431	—	—	441,704,607	580,127,431
Total Return Bond HLS Fund	555,390,457	723,942,813	231,913,119	449,828,279	787,303,576	1,173,771,092
Ultrashort Bond HLS Fund	233,015,709	212,467,762	57,063,696	71,337,545	290,079,405	283,805,307
10.
Capital Share Transactions:
The following information is for the years ended December 31, 2025 and December 31, 2024:
	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	409,885	$12,144,117	463,529	$13,939,268
Shares Issued for Reinvested Dividends	5,584,649	161,236,557	4,270,906	127,661,244
Shares Redeemed	(6,821,839)	(202,893,519)	(7,178,186)	(215,915,189)
Net Increase (Decrease)	(827,305)	(29,512,845)	(2,443,751)	(74,314,677)
Class IB
Shares Sold	54,114	$1,645,115	28,076	$875,405
Shares Issued for Reinvested Dividends	664,334	19,705,360	509,669	15,623,886
Shares Redeemed	(909,659)	(27,742,778)	(1,018,350)	(31,370,497)
Net Increase (Decrease)	(191,211)	(6,392,303)	(480,605)	(14,871,206)
Total Net Increase (Decrease)	(1,018,516)	$(35,905,148)	(2,924,356)	$(89,185,883)

87

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Capital Appreciation HLS Fund
Class IA
Shares Sold	510,890	$25,669,811	342,579	$17,610,367
Shares Issued for Reinvested Dividends	7,846,314	403,275,868	3,021,134	161,203,349
Shares Redeemed	(8,697,384)	(460,967,993)	(9,538,481)	(488,441,644)
Net Increase (Decrease)	(340,180)	(32,022,314)	(6,174,768)	(309,627,928)
Class IB
Shares Sold	55,604	$2,839,400	55,309	$2,764,816
Shares Issued for Reinvested Dividends	917,334	45,619,734	346,469	17,979,552
Shares Redeemed	(1,151,389)	(59,320,579)	(1,274,730)	(63,374,046)
Net Increase (Decrease)	(178,451)	(10,861,445)	(872,952)	(42,629,678)
Class IC
Shares Sold	7,004	$365,147	14,175	$714,674
Shares Issued for Reinvested Dividends	38,113	1,905,332	13,651	712,861
Shares Redeemed	(67,112)	(3,430,008)	(37,306)	(1,923,945)
Net Increase (Decrease)	(21,995)	(1,159,529)	(9,480)	(496,410)
Total Net Increase (Decrease)	(540,626)	$(44,043,288)	(7,057,200)	$(352,754,016)
Disciplined Equity HLS Fund
Class IA
Shares Sold	1,086,453	$23,177,021	975,656	$21,069,264
Shares Issued for Reinvested Dividends	11,910,841	263,646,122	5,591,379	123,659,813
Shares Redeemed	(14,675,546)	(334,654,176)	(16,442,839)	(354,598,425)
Net Increase (Decrease)	(1,678,252)	(47,831,033)	(9,875,804)	(209,869,348)
Class IB
Shares Sold	286,053	$6,219,650	378,815	$7,986,211
Shares Issued for Reinvested Dividends	1,353,636	29,254,457	645,161	13,971,168
Shares Redeemed	(2,523,666)	(56,537,043)	(2,653,460)	(55,859,362)
Net Increase (Decrease)	(883,977)	(21,062,936)	(1,629,484)	(33,901,983)
Class IC
Shares Sold	66,365	$1,514,031	66,816	$1,398,427
Shares Issued for Reinvested Dividends	281,116	6,190,182	131,543	2,893,595
Shares Redeemed	(598,902)	(13,598,403)	(627,658)	(13,429,102)
Net Increase (Decrease)	(251,421)	(5,894,190)	(429,299)	(9,137,080)
Total Net Increase (Decrease)	(2,813,650)	$(74,788,159)	(11,934,587)	$(252,908,411)
Dividend and Growth HLS Fund
Class IA
Shares Sold	2,214,442	$51,892,597	3,299,854	$79,257,205
Shares Issued for Reinvested Dividends	23,099,396	505,397,957	10,654,822	255,244,168
Shares Redeemed	(17,220,356)	(403,756,270)	(25,469,404)	(619,305,017)
Net Increase (Decrease)	8,093,482	153,534,284	(11,514,728)	(284,803,644)
Class IB
Shares Sold	319,910	$7,411,757	278,429	$6,641,970
Shares Issued for Reinvested Dividends	2,884,492	62,214,722	1,346,804	31,926,825
Shares Redeemed	(2,680,238)	(62,023,526)	(2,519,657)	(60,241,191)
Net Increase (Decrease)	524,164	7,602,953	(894,424)	(21,672,396)
Total Net Increase (Decrease)	8,617,646	$161,137,237	(12,409,152)	$(306,476,040)
Healthcare HLS Fund
Class IA
Shares Sold	419,586	$6,773,564	352,180	$6,200,375
Shares Issued for Reinvested Dividends	330,857	4,853,667	42,262	797,065
Shares Redeemed	(1,289,213)	(20,805,787)	(1,377,406)	(24,124,235)
Net Increase (Decrease)	(538,770)	(9,178,556)	(982,964)	(17,126,795)

88

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	42,373	$604,046	48,662	$747,166
Shares Issued for Reinvested Dividends	108,786	1,389,202	12,593	208,541
Shares Redeemed	(348,575)	(5,001,281)	(366,151)	(5,614,393)
Net Increase (Decrease)	(197,416)	(3,008,033)	(304,896)	(4,658,686)
Total Net Increase (Decrease)	(736,186)	$(12,186,589)	(1,287,860)	$(21,785,481)
International Opportunities HLS Fund
Class IA
Shares Sold	3,059,216	$56,059,879	2,372,445	$38,426,206
Shares Issued for Reinvested Dividends	913,057	17,421,119	706,841	11,938,546
Shares Redeemed	(13,697,197)	(248,832,762)	(8,846,284)	(142,473,718)
Net Increase (Decrease)	(9,724,924)	(175,351,764)	(5,766,998)	(92,108,966)
Class IB
Shares Sold	120,209	$2,223,333	105,985	$1,759,138
Shares Issued for Reinvested Dividends	85,605	1,670,162	56,893	981,972
Shares Redeemed	(870,364)	(16,339,482)	(904,678)	(14,929,343)
Net Increase (Decrease)	(664,550)	(12,445,987)	(741,800)	(12,188,233)
Total Net Increase (Decrease)	(10,389,474)	$(187,797,751)	(6,508,798)	$(104,297,199)
MidCap HLS Fund
Class IA
Shares Sold	713,954	$19,053,632	808,485	$22,656,543
Shares Issued for Reinvested Dividends	5,281,997	129,446,072	667,971	18,435,999
Shares Redeemed	(4,389,498)	(117,004,222)	(11,864,079)	(330,175,251)
Net Increase (Decrease)	1,606,453	31,495,482	(10,387,623)	(289,082,709)
Class IB
Shares Sold	75,916	$1,873,502	50,846	$1,343,636
Shares Issued for Reinvested Dividends	638,842	14,367,175	82,997	2,140,506
Shares Redeemed	(577,037)	(14,218,356)	(670,331)	(17,741,679)
Net Increase (Decrease)	137,721	2,022,321	(536,488)	(14,257,537)
Total Net Increase (Decrease)	1,744,174	$33,517,803	(10,924,111)	$(303,340,246)
Small Cap Growth HLS Fund
Class IA
Shares Sold	785,748	$19,769,072	1,595,154	$44,397,307
Shares Issued for Reinvested Dividends	2,988,283	68,192,620	58,663	1,695,941
Shares Redeemed	(2,471,239)	(64,302,481)	(11,347,111)	(332,860,115)
Net Increase (Decrease)	1,302,792	23,659,211	(9,693,294)	(286,766,867)
Class IB
Shares Sold	931,431	$22,057,296	578,707	$15,202,614
Shares Issued for Reinvested Dividends	2,097,370	43,939,891	7,101	191,953
Shares Redeemed	(1,285,360)	(30,822,318)	(1,124,694)	(29,030,090)
Net Increase (Decrease)	1,743,441	35,174,869	(538,886)	(13,635,523)
Total Net Increase (Decrease)	3,046,233	$58,834,080	(10,232,180)	$(300,402,390)
Small Company HLS Fund
Class IA
Shares Sold	745,953	$12,984,384	831,713	$14,201,094
Shares Issued for Reinvested Dividends	89,950	1,617,305	—	—
Shares Redeemed	(3,229,906)	(57,971,467)	(3,693,170)	(62,397,140)
Net Increase (Decrease)	(2,394,003)	(43,369,778)	(2,861,457)	(48,196,046)
Class IB
Shares Sold	94,255	$1,351,499	126,300	$1,794,863
Shares Issued for Reinvested Dividends	6,336	93,906	—	—
Shares Redeemed	(465,127)	(6,865,324)	(554,477)	(7,767,744)
Net Increase (Decrease)	(364,536)	(5,419,919)	(428,177)	(5,972,881)
Total Net Increase (Decrease)	(2,758,539)	$(48,789,697)	(3,289,634)	$(54,168,927)

89

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Stock HLS Fund
Class IA
Shares Sold	54,173	$5,337,038	49,632	$5,088,447
Shares Issued for Reinvested Dividends	1,745,979	160,622,696	534,553	55,200,279
Shares Redeemed	(1,590,669)	(156,100,376)	(1,576,533)	(161,072,547)
Net Increase (Decrease)	209,483	9,859,358	(992,348)	(100,783,821)
Class IB
Shares Sold	16,676	$1,647,708	14,376	$1,469,010
Shares Issued for Reinvested Dividends	151,176	13,867,226	44,937	4,636,580
Shares Redeemed	(149,540)	(14,740,927)	(169,376)	(17,248,025)
Net Increase (Decrease)	18,312	774,007	(110,063)	(11,142,435)
Total Net Increase (Decrease)	227,795	$10,633,365	(1,102,411)	$(111,926,256)
Total Return Bond HLS Fund
Class IA
Shares Sold	10,500,012	$101,193,374	16,270,594	$155,436,683
Shares Issued for Reinvested Dividends	7,226,199	67,564,962	5,922,620	57,330,959
Shares Redeemed	(54,383,351)	(524,498,993)	(25,263,417)	(242,182,908)
Net Increase (Decrease)	(36,657,140)	(355,740,657)	(3,070,203)	(29,415,266)
Class IB
Shares Sold	601,918	$5,770,151	990,795	$9,444,466
Shares Issued for Reinvested Dividends	815,526	7,592,544	553,651	5,337,196
Shares Redeemed	(2,619,375)	(25,003,133)	(2,854,411)	(27,213,748)
Net Increase (Decrease)	(1,201,931)	(11,640,438)	(1,309,965)	(12,432,086)
Total Net Increase (Decrease)	(37,859,071)	$(367,381,095)	(4,380,168)	$(41,847,352)
Ultrashort Bond HLS Fund
Class IA
Shares Sold	3,472,506	$36,374,427	2,690,600	$28,037,421
Shares Issued for Reinvested Dividends	2,191,258	22,307,001	1,970,533	20,217,668
Shares Redeemed	(8,139,474)	(85,180,087)	(7,629,858)	(79,749,705)
Net Increase (Decrease)	(2,475,710)	(26,498,659)	(2,968,725)	(31,494,616)
Class IB
Shares Sold	835,458	$8,695,077	706,062	$7,362,395
Shares Issued for Reinvested Dividends	303,345	3,088,056	278,150	2,853,816
Shares Redeemed	(1,587,845)	(16,594,445)	(1,646,000)	(17,179,363)
Net Increase (Decrease)	(449,042)	(4,811,312)	(661,788)	(6,963,152)
Total Net Increase (Decrease)	(2,924,752)	$(31,309,971)	(3,630,513)	$(38,457,768)
11.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. From January 1, 2025 through February 27, 2025, the Funds (together with certain other Hartford mutual funds and ETFs) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended December 31, 2025, none of the Funds had borrowings under these facilities.
12.
Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

90

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 December 31, 2025

13.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

91

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Hartford Series Fund, Inc. and Shareholders of Hartford Balanced HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford Ultrashort Bond HLS Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hartford Balanced HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford Ultrashort Bond HLS Fund (constituting Hartford Series Fund, Inc., hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent bank, portfolio companies and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2026
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

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Hartford HLS Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

93

Hartford HLS Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

94

Hartford HLS Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by Hartford Series Fund, Inc. (the "Company") during the period January 1, 2025 through December 31, 2025:
(1) All directors and all members of any advisory board for regular compensation: $350,408.
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of the Company paid any remuneration to their officers. The aggregate remuneration paid to the CCO by all of the series of the Company is as follows: $36,114.
(4) Each person of whom any officer or director of the Funds is an affiliated person: Not applicable.

95

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Hartford Series Fund, Inc.
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Healthcare HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap HLS Fund
Hartford Small Cap Growth HLS Fund
Hartford Small Company HLS Fund
Hartford Stock HLS Fund
Hartford Total Return Bond HLS Fund
Hartford Ultrashort Bond HLS Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on September 10-11, 2025, the Board of Directors (the “Board”) of Hartford Series Fund, Inc. (“HLS”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement (the “Management Agreement”) by and between HLS, on behalf of each of its series listed above, and Hartford Funds Management Company, LLC (“HFMC”); and (ii) the continuation of an investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”), with respect to each Fund.
In the months preceding the September 10-11, 2025 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 17-18, 2025 and September 10-11, 2025. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 17-18, 2025 and September 10-11, 2025 concerning the Agreements, Fund fees and expenses, performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 11, 2025 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 11, 2025 and June 17-18, 2025 meetings, the Independent Directors presented HFMC

96

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 10-11, 2025 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to, or assumed by, the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Funds, subject to oversight by HFMC, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience and expertise of each Fund’s portfolio manager(s) and the Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of investing in a fund that is part of the family of Hartford funds. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-adviser.

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Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds selected by Broadridge. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board also noted that the Hartford Capital Appreciation HLS Fund utilizes a multiple sleeve structure whereby each sleeve has a distinct investment philosophy and analytical process and considered the performance attributions of the underlying portfolio managers. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained

98

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board also received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-adviser about any differences between the Sub-adviser’s services to the Funds and the services the Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for the Hartford Healthcare HLS Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Healthcare HLS Fund. The Board considered that the Funds are closed to certain investors.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

99

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Funds’ transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Funds, and the Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds. The Board considered that HFD has entered into an agreement with the Sub-adviser and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by the Sub-adviser.
The Board considered the benefits, if any, to the Sub-adviser from any use of a Fund’s brokerage commissions to obtain soft dollar research.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class IA shares (net of all fees and expenses), as of March 31, 2025, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class IA shares (net of all fees and expenses) as of March 31, 2025. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class IA shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Balanced HLS Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1- and 3-year periods and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its custom blended benchmark for the 1- and 3-year periods and in line with its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group. The Board noted that HFMC had voluntarily agreed to waive a portion of its management fee for the Fund.
Hartford Capital Appreciation HLS Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 4th quintile of its expense group, while its total expenses were in the 3rd quintile.
Hartford Disciplined Equity HLS Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile, 3rd quintile, and 4th quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group.

100

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Dividend and Growth HLS Fund
•
The Board noted that the Fund’s performance was in the 4th quintile, 3rd quintile, and 1st quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and its total expenses were in the 4th quintile of its expense group, while its actual management fee was in the 5th quintile.
Hartford Healthcare HLS Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1- and 5-year periods and 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 4th quintile.
Hartford International Opportunities HLS Fund
•
The Board noted that the Fund’s performance was in the 1st quintile, 3rd quintile and 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford MidCap HLS Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group.
Hartford Small Cap Growth HLS Fund
•
The Board noted that the Fund’s performance was in the 4th quintile, 3rd quintile, and 5th quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
Hartford Small Company HLS Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile, 4th quintile, and 3rd quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period, below its benchmark for the 3-year period and above its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 1st quintile of its expense group, while its actual management fee was in the 2nd quintile.

101

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Stock HLS Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted recent and upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
Hartford Total Return Bond HLS Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and its total expenses were in the 3rd quintile.
Hartford Ultrashort Bond HLS Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 2nd quintile of its expense group, while its total expenses were in the 3rd quintile.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

102

Hartford HLS Funds
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Bloomberg Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) includes aged US Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including)
12 months. It excludes zero coupon strips.

Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

Bloomberg US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) measures the non-securitized component of the US Aggregate Index. It includes investment grade, US
dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding
Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000
Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell
2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those
Russell Midcap Index companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market
capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the
Global Industry Classification Standard (GICS®) health care sector.

Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY

103

Hartford HLS Funds
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited) – (continued)

OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

104

Series of Hartford Series Fund, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Insurance  Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.
This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
HLSAR25 02/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable
(a)(5)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: February 20, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 20, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: February 20, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)